UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933/X/

PreEffective Amendment No./ /

PostEffective Amendment No./ /

(Check appropriate box or boxes)

T. Rowe Price Summit Municipal Funds, Inc.

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202

Address of Principal Executive Offices

4103452000

Registrant`s Telephone Number, Including Area Code

Henry H. Hopkins

100 East Pratt Street, Baltimore, Maryland 21202

Name and Address of Agent for Service

(Number and Street) (City) (State) (Zip Code)

Approximate Date of Proposed Public Offering September 5, 2006

Calculation of Registration Fee under the Securities Act of 1933:

Title of the securities being registered: Shares of common stock, par value $.0001 per share, of the T. Rowe Price Summit Municipal Intermediate Fund, a series of the T. Rowe Price Summit Municipal Funds, Inc. The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no filing fee is payable herewith in reliance upon Section 24(f).

It is proposed that this filing will become effective August 24, 2006 pursuant to Rule 488.

September 5, 2006

Dear Shareholder:

We cordially invite you to attend a special meeting of shareholders of the Florida Intermediate Tax-Free Fund ("Florida Intermediate Fund") on Wednesday, October 18, 2006. The purpose of the meeting is to vote on a proposed transaction involving your fund recommended by your fund`s Board of Trustees. Under the transaction, you would become a shareholder of the T. Rowe Price Summit Municipal Intermediate Fund ("Municipal Intermediate Fund"). The value of your account in the Municipal Intermediate Fund will be the same as it was in the Florida Intermediate Fund on the day of the transaction. The reasons we are recommending this transaction are briefly summarized below. The accompanying proxy statement contains detailed information on the transaction and comparisons of the funds. We ask you to read the enclosed information carefully and register your vote.

The trustees and management of the Florida Intermediate Fund considered the following in making their recommendation:

The primary reason for the creation of the Florida Intermediate Fund was to provide Florida taxpayers with a tax-advantaged bond fund with income exempt from federal income tax and principal exempt from the Florida intangibles personal property tax. Over the last several years, the Florida intangibles tax has decreased from a rate of 0.2% to 0.05%.  Earlier this year, Florida legislation authorized the repeal of the tax for the year 2007. The legislation is currently awaiting signature by the governor of Florida, and it is expected to become effective on January 1, 2007. Because the tax benefit of owning in-state bonds for Florida residents is to be eliminated, the benefit of owning a fund investing in Florida bonds is greatly diminished.

The Municipal Intermediate Fund seeks the highest level of income exempt from federal income taxes and has a similar investment program to the Florida Intermediate Fund in terms of maturity (they are both intermediate bond funds). The quality of the Florida Intermediate Fund is higher than that of the Municipal Intermediate Fund, as the Municipal Intermediate Fund can invest up to 10% in below investment-grade bonds and the Florida Intermediate Fund cannot invest in bonds rated below A. However, the inclusion of below investment-grade bonds in a widely diversified portfolio, such as the Municipal Intermediate Fund, can enhance returns over time, and, like the Florida Intermediate Fund, the Municipal Intermediate Fund pursues its investment objective in a manner consistent with moderate price fluctuation. In addition, the Municipal Intermediate Fund is much more diversified than the Florida Intermediate Fund because it can invest in municipal bonds from all over the United States, whereas the Florida Intermediate Fund must invest primarily in Florida bonds. (A comparative summary of the funds is set forth in detail in the accompanying proxy statement.)

The Municipal Intermediate Fund has a lower expense ratio than the Florida Intermediate Fund (0.50% vs. 0.55%). The larger Municipal Intermediate Fund that would result from this transaction also should benefit from efficiencies in terms of investing, trading, and execution. In addition, while there is no guarantee it would continue, the performance of the Municipal Intermediate Fund has been consistently better than the Florida Intermediate Fund.

Average Annual Total Returns
Periods ended June 30, 2006	1 year	3 years	5 years	10 years
Florida Intermediate	-0.05%	1.48%	3.62%	4.46%
Municipal Intermediate	0.51	2.25	4.13	5.00

The Municipal Intermediate Fund currently requires a minimum investment of $25,000 for new accounts. If your account is below $25,000, it will be "grandfathered" into the Municipal Intermediate Fund, and this minimum will not apply to you when the funds are combined. (Any new account you open in the Municipal Intermediate Fund will be subject to the $25,000 minimum.)

Each fund limits its investments in bonds subject to the alternative minimum tax so that no more than 20% of the fund`s income will be derived from such bonds. (While there is no current intention to do so, the Directors of the Municipal Intermediate Fund could change this policy to invest an unlimited amount in such bonds.)

The transaction will not create any tax liabilities for you; the exchange of shares is tax-free. As a shareholder in the Florida Intermediate Fund, you will carry over your cost basis and holding periods which will apply to shares you will hold in the Municipal Intermediate Fund.

The services you have selected for the Florida Intermediate Fund would apply to your account in the Municipal Intermediate Fund, including the reinvestment or distribution of your monthly dividends.

For all the reasons discussed, T. Rowe Price and the trustees of your fund believe your interests will be better served over time by voting for this transaction. If the proposal for your fund is approved on October 18, the transaction will take place shortly thereafter, and you will own shares of equal value in the Municipal Intermediate Fund.

We realize it may be difficult for you to attend the meeting to vote your shares; however, we need your vote. You may vote by mail, telephone, or through the Internet, as explained on the enclosed card. By voting promptly, you help avoid the expense of additional mailings.

Your vote is extremely important. If you have any questions, please call us at 1-800-541-5910.

Sincerely,

/s/Edward C. Bernard
Edward C. Bernard
Chairman of the Board

Florida Intermediate Tax-Free Fund

(a series of T. Rowe Price State Tax-Free Income Trust)

Notice of Special Meeting of Shareholders

T. Rowe Price Funds

100 East Pratt Street

Baltimore, Maryland 21202

Patricia B. Lippert

Secretary

September 5, 2006

A special meeting of shareholders of the Florida Intermediate Tax-Free Fund, ("Florida Intermediate Fund"), a series of the T. Rowe Price State Tax-Free Income Trust, will be held on Wednesday, October 18, 2006, at 8:00 a.m., eastern time, in the office of the fund, 100 East Pratt Street, Baltimore, Maryland 21202. The following matters will be considered and acted upon at that time:

To consider and act upon a proposal to approve or disapprove an Agreement and Plan of Reorganization ("Plan") for the fund. The Plan provides for the transfer of substantially all of the assets of the Florida Intermediate Fund to the T. Rowe Price Summit Municipal Intermediate Fund ("Municipal Intermediate Fund"), in exchange for shares of the Municipal Intermediate Fund, and the distribution of the Municipal Intermediate Fund shares to the shareholders of the Florida Intermediate Fund in liquidation of the Florida Intermediate Fund; and

Transacting such other business as may properly come before the meeting and any adjournments thereof.

Only shareholders of record at the close of business on August 21, 2006, are entitled to notice of, and to vote at, this meeting or any adjournment thereof. The Board of Trustees of the fund recommends that you vote in favor of this proposal.

PATRICIA B. LIPPERT

YOUR VOTE IS IMPORTANT

Shareholders are urged to designate their choice on the matters to be acted upon by using one of the following three methods: 1. Vote by Internet.* Read the proxy statement. Go to the proxy voting link found on your proxy card. Enter the control number found on your proxy card. Follow the instructions using your proxy card as a guide.2. Vote by telephone.* Read the proxy statement. Call the toll-free number found on your proxy card. Enter the control number found on your proxy card. Follow the recorded instructions using your proxy card as a guide.3. Vote by mail. Date, sign, and return the enclosed proxy card in the envelope provided, which requires no postage if mailed in the United States.*If you vote by telephone or access the Internet voting site, your vote must be received no later than 12:00 a.m. eastern time on October 18, 2006.Your prompt response will help assure a quorum at the meeting and avoid the additional expense of further solicitation.

Acquisition of the Assets of

FLORIDA INTERMEDIATE TAX-FREE FUND

(a series of the T. Rowe Price State Tax-Free Income Trust)

By and In Exchange for Shares of

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

(a series of the T. Rowe Price Summit Municipal Funds, Inc.)

Special Meeting of Shareholders — October 18, 2006

COMBINED PROXY STATEMENT AND PROSPECTUS

This Statement was first mailed to shareholders on or about September 5, 2006.

This Combined Proxy Statement and Prospectus ("Statement") is furnished in connection with the solicitation of proxies by the Board of Trustees ("Board") of the T. Rowe Price State Tax-Free Income Trust, ("State Trust") on behalf of its separate series, the Florida Intermediate Tax-Free Fund ("Florida Intermediate Fund"), for use at a special meeting of shareholders of the Florida Intermediate Fund to be held on Wednesday, October 18, 2006. At the meeting, shareholders of the Florida Intermediate Fund will be asked to separately approve or disapprove an Agreement and Plan of Reorganization dated September __, 2006 ("Plan"). A copy of the Plan is included as Exhibit A to this Statement. If you have any questions, please feel free to call us toll free, 1800541-5910.

If the recommendation of the Board is approved, you will become a shareholder in the T. Rowe Price Summit Intermediate Fund and the balance in your account will be the same as it was in your current fund.

The proposed Plan provides for the transfer of substantially all of the assets of the Florida Intermediate Fund to the T. Rowe Price Summit Municipal Intermediate Fund ("Municipal Intermediate Fund"), a series of the T. Rowe Price Summit Municipal Funds, Inc. ("Summit Municipal Inc.") in exchange for shares of the Municipal Intermediate Fund. Following the transfer, the Municipal Intermediate Fund shares received in the exchange will be distributed to shareholders of the Florida Intermediate Fund in complete liquidation of the fund. Shareholders of the Florida Intermediate Fund will receive Municipal Intermediate Fund shares having an aggregate net asset value equal to the aggregate net asset value of their Florida Intermediate Fund shares on the business day immediately preceding the closing date of the reorganization.

The investment objective, policies, and restrictions of the Municipal Intermediate Fund and Florida Intermediate Fund are similar, but differ in certain respects. See Table 2 and "Comparison of Investment Objectives, Policies, and Restrictions."

This Statement sets forth concisely the information you should know about the Municipal Intermediate Fund and the Plan before voting on the Plan and the contemplated transaction. Please read this Statement and keep it for future reference. Further information about the fund is contained in its prospectus dated March 1, 2006 and shareholder report dated April 30, 2006. The prospectus accompanies this Statement and is incorporated by reference herein (legally considered to be a part of this Statement). Copies of the prospectus and report are also available at no cost by calling 1-800-541-5910; by writing to T. Rowe Price, 10090 Red Run Boulevard, Owings Mills, Maryland 21117; or visiting our Web site at www.troweprice.com.

Additional information about the proposed transaction is contained in a Statement of Additional Information dated September 5, 2006 relating to this Statement ("Statement of Additional Information"), including pro forma financial statements giving effect to the consummation of the reorganization of the Florida Intermediate Fund into the Municipal Intermediate Fund. The Statement of Additional Information is available without charge, upon request by calling the phone number or writing to the address listed above. The Statement of Additional Information, dated September 5, 2006, is incorporated by reference into this Statement.

A current prospectus, Statement of Additional Information, and shareholder report for the Florida Intermediate Fund are available without charge by phone, mail, or on our Web site as indicated above.

All of the above-referenced documents are also on file with the Securities and Exchange Commission and available on its Web site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Summary8

Reasons For the Reorganization12

Information About the Reorganization13

Financial Statements15

Comparison of Investment Objectives, Policies, and Restrictions17

Additional Information About the Funds20

Further Information About Voting and the Special Meeting20

General Information About the Funds22

Transfer Agent and Custodian22

Legal Matters22

Exhibit A — Agreement and Plan of Reorganization23

No person has been authorized to give any information or to make any representations other than what is in this Statement or in the materials expressly incorporated herein by reference. Any such other information or representation should not be relied upon as having been authorized by the State Trust.

SUMMARY

The information contained in this summary is qualified by reference to the more detailed information appearing elsewhere in this Statement, and in the Plan, which is included as Exhibit A to this Statement.

What are shareholders being asked to vote on?

At a meeting held on July 19, 2006, the Board of the State Trust, including a majority of the independent trustees, approved submitting the Plan to shareholders. The Plan provides for the transfer of substantially all the assets of the Florida Intermediate Fund to the Municipal Intermediate Fund in exchange for shares of the Municipal Intermediate Fund. Following the transfer, the Municipal Intermediate Fund shares received in the exchange will be distributed to shareholders of the Florida Intermediate Fund in complete liquidation of the Florida Intermediate Fund. As a result of the proposed transaction, you will cease being a shareholder of (1) the Florida Intermediate Fund; (2) instead you will become an owner of shares of the Municipal Intermediate Fund; and (3) the value of your account in the Municipal Intermediate Fund will equal the value of your account in the Florida Intermediate Fund as of the business day immediately preceding the closing date of the reorganization.

What vote is required to approve the Plan?

Approval of the Plan for the fund requires an affirmative vote of the lesser of (a) 67% of the fund`s shares present at the meeting in person or by proxy or (b) a majority of the fund`s outstanding shares. The Board recommends that shareholders of the fund vote FOR the proposal.

Will there be any tax consequences to the Florida Intermediate Fund or its shareholders?

The reorganization is designed to have no adverse tax consequences to shareholders of the Florida Intermediate Fund or its shareholders.

In the opinion of counsel to the fund, for federal income tax purposes:

no gain or loss will be recognized by the Florida Intermediate Fund or its shareholders as a result of the reorganization,

the holding period and adjusted basis of the Municipal Intermediate Fund shares received by a shareholder will be the same as the holding period and adjusted basis of the shareholder`s shares of the Florida Intermediate Fund, and the holding period and adjusted basis of each asset of the Florida Intermediate Fund in the hands of the Municipal Intermediate Fund will be the same as the holding period and adjusted basis of each asset in the hands of the Florida Intermediate Fund immediately prior to the reorganization. See "Information About the Reorganization — Tax Considerations."

What are the investment objectives and policies of Florida Intermediate Fund and the Municipal Intermediate Fund?

The Florida Intermediate Fund seeks a high level of income exempt from federal income taxes, consistent with moderate price fluctuation, by investing primarily in Florida municipal bonds. The Municipal Intermediate Fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation. The investment policies and restrictions of the Florida Intermediate Fund and the Municipal Intermediate Fund are similar in many respects although there are differences that fund shareholders should consider. See Table 2 and "Comparison of Investment Objectives, Policies, and Restrictions."

What are the management arrangements?

The Florida Intermediate Fund and the Municipal Intermediate Fund are advised and managed by T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price was incorporated in Maryland in 1947 as successor to the investment counseling firm founded by Mr. Thomas Rowe Price, Jr. in 1937. As of June 30, 2006, T. Rowe Price and its affiliates managed $_____ billion for more than ______ million individual and institutional shareholders in our mutual funds and other accounts.

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price  — specifically by each fund`s portfolio manager. T. Rowe Price has established an Investment Advisory Committee with respect to each fund whose chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing each fund`s investment program. The chairman of the committee for both funds is Charles B. Hill. Mr. Hill has been chairman of each committee since 1996. He joined T. Rowe Price in 1991 and has been managing investments since 1986.

Fees and Expenses

Set forth below are the fees and expenses of the funds based on their most recent fiscal year average net assets (or semiannual period average net assets for Municipal Intermediate Fund) and pro forma fees and expenses, assuming the transaction takes place as scheduled.

Table 1  Fees and Expenses of the Funds
Fund	Annual fund operating expense (expenses that are deducted from fund assets)
	Management fee	Other expenses	Total annual fund operating expenses

Florida Intermediate	0.36%	0.19%	0.55%
Municipal Intermediate	0.50a	—	0.50a
Pro Forma Combined
Municipal Intermediate/Florida Intermediate	0.50	—	0.50
Municipal Intermediate/Florida Intermediate/Tax-Free Intermediate	0.50b	—	0.50b

aThe Municipal Intermediate Fund has an annual "all-inclusive" fee that includes investment management and ordinary, recurring operating expenses (other than fees and expenses for the fund`s independent directors).

bAn identical Agreement and Plan of Reorganization ("Second Plan"), which provides for the transfer of substantially all the assets of T. Rowe Price Tax-Free Intermediate Bond Fund, Inc. ("Tax-Free Intermediate Fund") to the Municipal Intermediate Fund in exchange for shares of the Municipal Intermediate Fund, has been submitted for approval to the shareholders of the Tax-Free Intermediate Fund. Accordingly, the pro forma fees and expenses in the table reflect: (1) approval of only the proposed transaction for your fund as well as; (2) approval of both the proposed transaction for your fund and the Second Plan.

Example.  The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods, and then redeem:

Fund	1 year	3 years	5 years	10 years
Florida Intermediate	$56	$176	$307	$689
Municipal Intermediate	51	160	280	628
Pro Forma Combined
Municipal Intermediate/Florida Intermediate	51	160	280	628
Municipal Intermediate/Florida Intermediate/Tax-Free Intermediate	51	160	280	628

The investment management fee paid by the Florida Intermediate Fund to T. Rowe Price includes a group fee and an individual fund fee. The Municipal Intermediate Fund has an annual "all-inclusive" fee that includes investment management and ordinary, recurring operating expenses (other than fees and expenses for the fund`s independent directors).

For the year ended February 28, 2006, the combined group fee and individual fund fee rate for the Florida Intermediate Fund was 0.36%. The fund calculates and accrues the fee daily. The Municipal Intermediate Fund`s fee for the fiscal year ended October 31, 2005, was 0.50%.

Risk Factors

What are the main risks of investing in these funds and how do they differ?

The risks are similar among the funds. Although there are some differences, the primary difference is that the Municipal Intermediate Fund can invest up to 10% of its assets in below investment-grade bonds while the Florida Intermediate Fund invests primarily in AAA and AA bonds and only up to 5% of its assets may be rated A at the time of purchase. However, the Florida Intermediate Fund has a policy to invest at least 80% of its assets in Florida municipal bonds so it is less diversified than the Municipal Intermediate Fund which can invest in the municipal bonds of any state. The Florida Intermediate Fund and Municipal Intermediate Fund are both "intermediate" funds that have a weighted average effective maturity that is expected to vary between five and 10 years. Both funds seek to achieve their investment objectives in a manner that is consistent with moderate price fluctuation.

Any of the following could cause a decline in the price or income of either fund.

Interest rate risk  This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk.

While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be "called," or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

Because both funds are intermediate bond funds, interest rate risk is generally the same.

Credit risk  This risk is the chance that any of the fund`s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price. Investment-grade (AAA through BBB) securities generally have relatively low financial risk and a relatively high probability of future payment. However, securities rated BBB are more susceptible to adverse economic conditions and may have speculative characteristics. Securities rated below investment grade (junk or high-yield bonds) should be regarded as speculative because their issuers are more susceptible to financial setbacks and recession than more creditworthy companies. Finally, adverse developments in a particular state could result in price declines for a fund with significant investments in that state.

As noted, credit risk is higher for the Municipal Intermediate Fund because of its ability to invest 10% of its assets in below investment-grade bonds.

Credit Quality of Florida Municipals  As of June 30, 2006, the state of Florida`s general obligation bonds were rated Aa1 by Moody`s, AAA by Standard & Poor`s, and AA+ by Fitch.

Nondiversified risk  Because it is nondiversified, the fund can invest more of its assets in a smaller number of issuers than diversified funds. Concentrating investments could result in greater potential losses than for funds investing in a broader variety of issues.

Geographical risk  A fund investing within a single state is, by definition, less diversified geographically than one investing across many states and, therefore, has greater exposure to adverse economic and political changes within that state.

The Municipal Intermediate Fund is a diversified fund and its investments are widely diversified geographically.

Political risk  This risk is the chance that a significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

Other risks  Bonds of certain sectors have special risks. For example, the health care industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private activity bonds are not government backed. Prices of municipals may be affected by major changes in cash flows into or out of municipal funds. For example, substantial and sustained redemptions from municipal bond funds could result in lower prices for these securities.

Fund investments in the commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) require careful assessment of certain risk factors, including reliance on substantial federal assistance and favorable tax programs that have recently become subject to phaseout by Congress.

Derivatives risk  To the extent a fund uses futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee a fund will achieve its objective.

Each fund`s share price may decline; so when shareholders sell their shares, they may lose money.

There are additional differences in the investment programs of the funds which shareholders should consider. See "Risk Factors" and "Comparison of Investment Objectives, Policies, and Restrictions."

What are the procedures for purchasing, redeeming, exchanging, and pricing shares?

The procedures for purchasing, redeeming, exchanging, and pricing shares of the two funds are identical with one exception. The Municipal Intermediate Fund requires a minimum initial investment of $25,000 and a minimum subsequent investment generally of $1,000. The Florida Intermediate Fund requires a minimum initial investment of $2,500 and a minimum subsequent investment generally of $100. However, as a shareholder in the Florida Intermediate Fund, your account will not be subject to the minimum initial or subsequent investment minimums of the Municipal Intermediate Fund.

Redemption and exchange rights of the funds are identical. Shares of the funds may be redeemed at their respective net asset values; however, if, in any 90-day period, a shareholder redeems (sells) more than $250,000, or the sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.

The funds` procedures for pricing their shares are identical. Fund share prices are calculated at the close of the New York Stock Exchange (normally 4:00 p.m. ET) each day the exchange is open.

What are the funds` policies on dividends and distributions?

The funds` policies on dividends and distributions are identical. Each fund has a policy of distributing all of its net investment income and realized capital gains to its respective shareholders. Dividends from net investment income for each fund are declared daily and paid monthly. Distributions from net capital gains, if any, are usually declared and paid in December. Dividends and capital gain distributions are reinvested in additional shares, unless the shareholder selects another option on the New Account Form.

The reorganization is designed to have no adverse tax consequences to the funds or their shareholders. Of course, fund shareholders who sell their shares may have a capital gain or loss. And, capital gain distributions from the funds are also taxable. The funds follow the same policies on reporting tax information to their shareholders and the IRS.

Table 2  Comparison of Investment Objectives, Policies, and Restrictions
	Florida Intermediate	Municipal Intermediate
Objective	High level of income exempt from federal income taxes, consistent with moderate price fluctuation, by investing primarily in Florida municipal bonds	Highest level of income exempt from federal income taxes consistent with moderate price fluctuation
Principal Investment Strategy	Invests at least 80% in municipals exempt from Florida intangible tax. Invests at least 95% of assets in municipals rated AAA or AA, and up to 5% may be rated A.

Weighted average effective maturity normally between five - 10 years
Invests at least 90% of assets in investment-grade municipals rated BBB- or better. Weighted average effective maturity normally between five - 10 years
AMT/High Yield	Maximum 20% in AMT bonds No High Yield	Maximum 20% in AMT bonds (operating policy) Maximum 10% High Yield
Minimum Investment	$2,500	$25,000

REASONS FOR THE REORGANIZATION

Reasons for the Reorganization and Liquidation

The Boards of Directors/Trustees ("Boards") of State Trust and Summit Municipal Inc., including a majority of the independent directors/trustees, have determined that the proposed transaction is in the best interests of the shareholders of the Florida Intermediate Fund and the Municipal Intermediate Fund and that the interests of shareholders of the Florida Intermediate Fund and the Municipal Intermediate Fund will not be diluted as a result of the proposed transaction.

In considering whether to recommend the approval of the transaction, the Boards reviewed the following matters and concluded that the transaction is in the best interests of the funds for the reasons indicated.

The primary reason for the creation of the Florida Intermediate Fund was to provide Florida taxpayers with a tax-advantaged bond fund with income exempt from federal income tax and principal exempt from the Florida intangibles personal property tax. Over the last several years, the Florida intangibles tax has decreased from a rate of 0.2% to 0.05%.  Earlier this year, Florida legislation authorized the repeal of the tax for the year 2007. The legislation is currently awaiting signature by the governor of Florida, and it is expected to become effective on January 1, 2007. Because the tax benefit of owning in-state bonds for Florida residents is to be eliminated, the benefit of owning a fund investing in Florida bonds is greatly diminished.

The Municipal Intermediate Fund seeks the highest level of income exempt from federal income taxes and has a similar investment program to the Florida Intermediate Fund in terms of maturity (they are both intermediate bond funds). The quality of the Florida Intermediate Fund`s investments is higher than that of the Municipal Intermediate Fund, as the Municipal Intermediate Fund can invest up to 10% in below investment-grade bonds and the Florida Intermediate Fund cannot invest in bonds rated below A. However, the inclusion of below investment-grade bonds in a widely diversified portfolio, such as the Municipal Intermediate Fund, can enhance returns over time, and, like the Florida Intermediate Fund, the Municipal Intermediate Fund pursues its investment objective in a manner consistent with moderate price fluctuation. In addition, the Municipal Intermediate Fund is much more diversified than the Florida Intermediate Fund because it can invest in municipal bonds from all over the United States, whereas the Florida Intermediate Fund must invest primarily in Florida bonds.

The Municipal Intermediate Fund has a lower expense ratio than the Florida Intermediate Fund (0.50% vs. 0.55%). The larger Municipal Intermediate Fund that would result from this transaction also should benefit from efficiencies in terms of investing, trading, and execution. In addition, while there is no guarantee it would continue, the performance of the Municipal Intermediate Fund has been consistently better than the Florida Intermediate Fund.

Average Annual Total Returns
Periods ended June 30, 2006	1 year	3 years	5 years	10 years
Florida Intermediate	-0.05%	1.48%	3.62%	4.46%
Municipal Intermediate	0.51	2.25	4.13	5.00

The Municipal Intermediate Fund currently requires a minimum investment of $25,000 for new accounts. If your account is below $25,000, it will be "grandfathered" into the Municipal Intermediate Fund, and this minimum will not apply to you when the funds are combined. (Any new account you open in the Municipal Intermediate Fund will be subject to the $25,000 minimum.)

Each fund limits its investments in bonds subject to the alternative minimum tax so that no more than 20% of the fund`s income will be derived from such bonds. (While there is no current intention to do so, the Directors of the Municipal Intermediate Fund could change this policy to invest an unlimited amount in such bonds.)

The transaction will not create any tax liabilities for you; the exchange of shares is tax-free. As a shareholder in the Florida Intermediate Fund, you will carry over your cost basis and holding periods which will apply to shares you will hold in the Municipal Intermediate Fund.

For all the reasons discussed, T. Rowe Price and the trustees of your fund believe your interests will be better served over time by voting for this transaction.

The assets of the Florida Intermediate Fund will be transferred to the Municipal Intermediate Fund at their fair market value on the valuation date of the transaction. Shares of the Municipal Intermediate Fund equal in value to the assets will be received in exchange. Expenses of the transaction (other than fees of fund counsel, brokerage, taxes, and extraordinary items) will be borne by T. Rowe Price. Therefore, shareholders of the Florida Intermediate Fund will not be diluted as a result of the transaction.

If the Plan is not approved by the Florida Intermediate Fund shareholders, its Board may consider other appropriate action, such as the liquidation of the Florida Intermediate Fund or a merger or other business combination with an investment company other than the Municipal Intermediate Fund. Such other actions may require shareholder approval.

INFORMATION ABOUT THE REORGANIZATION

The following summary of the terms and conditions of the Plan is qualified by reference to the Plan, which is included as Exhibit A to this Statement.

Plan of Reorganization

If the shareholders of the Florida Intermediate Fund approve the Plan, the reorganization of the Florida Intermediate Fund will be consummated on or about November 13, 2006, or such other date as is agreed to by the Florida Intermediate Fund and the Municipal Intermediate Fund ("Closing Date"). The parties may postpone the Closing Date until a later date on which all of the conditions to the obligations of each party under the Plan are satisfied, provided that the Plan may be terminated by either party if the Closing Date does not occur on or before January 31, 2007. See "Conditions to Closing".

On the Closing Date, the Florida Intermediate Fund will transfer substantially all of its assets to the Municipal Intermediate Fund in exchange for shares of the Municipal Intermediate Fund having an aggregate net asset value equal to the aggregate value of the assets so transferred as of the close of regular trading on the New York Stock Exchange on the business day immediately preceding the Closing Date ("Valuation Date"). The Municipal Intermediate Fund will not assume or otherwise be responsible for any liabilities of the Florida Intermediate Fund. The number of the Municipal Intermediate Fund`s shares issued in the exchange will be determined by dividing the aggregate value of the assets of the Florida Intermediate Fund transferred (computed in accordance with the policies and procedures set forth in the current Prospectus of the Municipal Intermediate Fund, subject to review and approval by the Florida Intermediate Fund) by the net asset value per share of the Municipal Intermediate Fund as of the close of regular trading on the Valuation Date. While it is not possible to determine the exact exchange ratio until the Valuation Date, due to, among other matters, market fluctuations and differences in the relative performance of the Florida Intermediate Fund and the Municipal Intermediate Fund, if the Valuation Date had been June 30, 2006, shareholders of Florida Intermediate Fund would have received 1.021 shares of the Municipal Intermediate Fund for each of its fund shares held.

As soon as practicable after the Closing Date, the Florida Intermediate Fund will distribute, in liquidation of the Florida Intermediate Fund, pro rata to their shareholders of record as of the close of business on the Valuation Date, the full and fractional shares of the Municipal Intermediate Fund received in the exchange. The Florida Intermediate Fund will accomplish this distribution by transferring the Municipal Intermediate Fund shares then credited to the account of the Florida Intermediate Fund on the books of the Municipal Intermediate Fund to open accounts on the share records of the Municipal Intermediate Fund in the names of the Florida Intermediate Fund`s shareholders, and representing the respective pro rata number of the Municipal Intermediate Fund`s shares due such shareholders. All issued and outstanding shares of the Florida Intermediate Fund will then be simultaneously canceled.

The Florida Intermediate Fund was closed to investments in new accounts at 4:00 p.m. ET on July 31, 2006 and will be closed to existing accounts by September 5, 2006.

The stock transfer books of the Florida Intermediate Fund will be permanently closed as of the close of business on the Valuation Date. The Florida Intermediate Fund will only accept redemption requests received prior to the close of regular trading on the New York Stock Exchange on the Valuation Date. Redemption requests received thereafter will be deemed to be requests for redemption of the Municipal Intermediate Fund shares to be distributed to fund shareholders pursuant to the Plan.

Conditions to Closing

The obligation of the Florida Intermediate Fund to transfer its assets to the Municipal Intermediate Fund pursuant to the Plan is subject to the satisfaction of certain conditions precedent, including performance by the Municipal Intermediate Fund in all material respects of its agreements and undertakings under the Plan, receipt of certain documents from the Municipal Intermediate Fund, receipt of an opinion of counsel to the Municipal Intermediate Fund, and approval of the Plan by the shareholders of the Florida Intermediate Fund as described above. The obligation of the Municipal Intermediate Fund to consummate the reorganization is subject to the satisfaction of certain conditions precedent, including performance by Florida Intermediate Fund of its agreements and undertakings under the Plan, receipt of certain documents and financial statements from the Florida Intermediate Fund, and receipt of an opinion of counsel to the Florida Intermediate Fund.

The consummation of the proposed transaction is subject to a number of conditions set forth in the Plan, some of which may be waived by the Boards of the funds. The Plan may be terminated and the proposed transaction abandoned at any time, before or after approval by the shareholders of Florida Intermediate Fund, prior to the Closing Date. In addition, the Plan may be amended in any mutually agreeable manner, except that no amendment may be made subsequent to the meeting of shareholders of the Florida Intermediate Fund that would detrimentally affect the value of the Municipal Intermediate Fund`s shares to be distributed.

Expenses of Reorganization

T. Rowe Price is responsible for the payment of all expenses the funds incurred in connection with the reorganization (other than fees of fund counsel, taxes, interest, brokerage, or extraordinary items).

Tax Considerations

The reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"), with no gain or loss recognized as a consequence of the reorganization by the Municipal Intermediate Fund and Florida Intermediate Fund or their shareholders.

The consummation of the transaction contemplated under the Plan is conditioned upon receipt of an opinion from Willkie Farr & Gallagher LLP, counsel to both funds, to the effect that, on the basis of certain representations of fact by officers of the Florida Intermediate Fund and the Municipal Intermediate Fund, the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

No gain or loss will be recognized by the Municipal Intermediate Fund or the Florida Intermediate Fund or their shareholders.

Municipal Intermediate Fund will assume the basis and holding period of the Florida Intermediate Fund`s assets.

Florida Intermediate Fund shareholders will carry over the cost basis and holding period of their Florida Intermediate Fund shares to their new Municipal Intermediate Fund shares.

To ensure that the transaction qualifies as a tax-free reorganization it must meet certain requirements; the most important of which are that substantially all of the assets of the Florida Intermediate Fund are transferred and that the Municipal Intermediate Fund will maintain the historic business of the Florida Intermediate Fund (as defined by the IRS). The proposed transaction will comply with these and all other relevant requirements.

Other tax consequences to shareholders of the Florida Intermediate Fund are:

Certain assets held by the Florida Intermediate Fund will likely not be appropriate for the Municipal Intermediate Fund and would be sold prior to the transaction. To the extent that such assets have appreciated in value, the Florida Intermediate Fund will realize gains causing a taxable distribution to shareholders.

Since the cost basis of the Florida Intermediate Fund`s assets which are transferred will remain the same, gains or losses on their subsequent sale by the Municipal Intermediate Fund will be shared with the shareholders of the Municipal Intermediate Fund. The potential shifting of tax consequences related to this has been estimated by T. Rowe Price and is expected to be minor.

It is anticipated that at the date of the reorganization, both Florida Intermediate Fund and Municipal Intermediate Fund may have tax basis net capital losses available to offset future tax basis net capital gains. Applicable provisions of the Code may limit the ability of the Municipal Intermediate Fund to use such losses to offset future gains, or may extend the period during which such offset would otherwise have occurred.

Shareholders should recognize that an opinion of counsel is not binding on the Internal Revenue Service ("IRS") or on any court. The funds do not expect to obtain a ruling from the IRS regarding the consequences of the reorganization. Accordingly, if the IRS sought to challenge the tax treatment of the reorganization and was successful, neither of which is anticipated, the reorganization would be treated as a taxable sale of assets of the Florida Intermediate Fund, followed by the taxable liquidation of the Florida Intermediate Fund.

Description of Municipal Intermediate Fund Shares

Full and fractional shares of the Municipal Intermediate Fund will be issued to shareholders of the Florida Intermediate Fund in accordance with the procedures under the Plan as described above. Each Municipal Intermediate Fund share will be fully paid and nonassessable when issued, will have no preemptive or conversion rights and will be transferrable on its books. Ownership of the Municipal Intermediate Fund`s shares by former shareholders of the Florida Intermediate Fund will be recorded electronically and the Municipal Intermediate Fund will issue a confirmation to such shareholders relating to those shares acquired as a result of the reorganization. After the reorganization, former shareholders of the Florida Intermediate Fund who were eligible to participate in the dividend reinvestment program, the automatic withdrawal plan, or the automatic investment plan will automatically become participants in the corresponding programs offered in respect of the Municipal Intermediate Fund.

The voting rights of the Florida Intermediate Fund and the Municipal Intermediate Fund are the same. As shareholders of the Municipal Intermediate Fund, former shareholders of the Florida Intermediate Fund will have the same voting rights with respect to the Municipal Intermediate Fund as they currently have with respect to the Florida Intermediate Fund. The Municipal Intermediate Fund does not routinely hold special meetings of shareholders.

Capitalization

The following table shows the unaudited capitalization of the Florida Intermediate Fund and the Municipal Intermediate Fund as of June 30, 2006, and on a pro forma basis as of that date giving effect to the proposed acquisition of fund assets. The actual net assets of the Florida Intermediate Fund and the Municipal Intermediate Fund on the Valuation Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares.

Fund	Net Assets (000`s)	Net Asset Value Per Share	Shares Outstanding (000`s)

Florida Intermediate	$108,138	$10.56	10,242
Municipal Intermediate	249,230	10.70	23,296
Pro Forma Combined
Municipal Intermediate/Florida Intermediate	357,368	10.70	33,403
Municipal Intermediate/Florida Intermediate/Tax-Free Intermediate	541,484	10.70	50,610

Note:  An identical Agreement and Plan of Reorganization ("Second Plan"), which provides for the transfer of substantially all the assets of T. Rowe Price Tax-Free Intermediate Bond Fund, Inc. to the Municipal Intermediate Fund in exchange for shares of the Municipal Intermediate Fund has been submitted for approval to the shareholders of the Tax-Free Intermediate Fund. Because approval of the Second Plan would affect the capitalization of the Municipal Intermediate Fund the table reflects: (1) approval of only the proposed transaction for your fund as well as; (2) approval of both the proposed transaction for your fund and the Second Plan.

Other Matters

To the extent permitted by law, the Boards of the funds without shareholder approval may amend the Plan or may waive any default by Florida Intermediate Fund or Municipal Intermediate Fund or the failure to satisfy any of the conditions of their obligations, provided that no such amendment or waiver may be made if it would adversely affect shareholders of the Florida Intermediate Fund or the Municipal Intermediate Fund. The Plan may be terminated and the reorganization abandoned at any time before or, to the extent permitted by law, after the approval of shareholders of Florida Intermediate Fund by action of the Boards of the funds. The Boards of the funds may, at their election, terminate the Plan in the event that the reorganization has not closed on or before January 31, 2007.

FINANCIAL STATEMENTS

The financial statements in the annual reports were audited by the funds` independent registered public accounting firm, PricewaterhouseCoopers LLP. Financial highlights information for the funds is shown below. This information is contained in the July 1, 2006 prospectus for the Florida Intermediate Fund and the October 31, 2005 annual report and April 30, 2006 semi-annual report for the Municipal Intermediate Fund.

Representatives of PricewaterhouseCoopers LLP are expected to be present at the meeting and will be available to make a statement, if they desire to do so, and to respond to appropriate questions which shareholders may wish to address to them.

Table 3  Financial Highlights
	Year ended February 28
Florida Intermediate	2002	2003	2004 a	2005b	2006b

Net asset value,beginning of period	$10.76	$10.93	$11.23	$11.32	$10.95
Income From Investment Operations
Net investment income	0.45	0.45	0.43	0.41	0.40
Net gains or losses on securities (both realized and unrealized)	0.17	0.30	0.09	(0.37)	(0.16)
Total from investment operations	0.62	0.75	0.52	0.04	0.24
Less Distributions
Dividends (from net investment income)	(0.45)	(0.45)	(0.43)	(0.41)	(0.41)
Distributions (fromcapital gains)	—	—	—	—	—
Total distributions	(0.45)	(0.45)	(0.43)	(0.41)	(0.41)
Net asset value,end of period	$10.93	$11.23	$11.32	$10.95	$10.78
Total return	5.92%	6.98%	4.71%	0.40%	2.21%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$105,433	$112,202	$118,259	$113,557	$112,973
Ratio of expenses to average net assets	0.56%	0.54%	0.55%	0.55%	0.55%
Ratio of net income to average net assets	4.19%	4.03%	3.82%	3.72%	3.75%
Portfolio turnover rate	15.3%	12.8%	17.3%	18.2%	20.7%

aYear ended February 29.

bPer share amounts calculated using average shares outstanding method.

Table 4  Financial Highlights
	Year ended October 31
Municipal Intermediate	2001	2002	2003	2004	2005a	6 Months ended 4/30/06a

Net asset value,beginning of period	$10.30	$10.78	$10.90	$10.96	$11.05	$10.81
Income From Investment Operations
Net investment income	0.48	0.46	0.44	0.38	0.38	0.20
Net gains or losses on securities (both realized and unrealized)	0.48	0.12	0.06	0.09	(0.24)	(0.05)
Total from investment operations	0.96	0.58	0.50	0.47	0.14	0.15
Less Distributions
Dividends (from net investment income)	(0.48)	(0.46)	(0.44)	(0.38)	(0.38)	(0.20)
Distributions (fromcapital gains)	—	—	—	—	—	—
Returns of capital	—	—	—	—	—	—
Total distributions	(0.48)	(0.46)	(0.44)	(0.38)	(0.38)	(0.20)
Net asset value,end of period	$10.78	$10.90	$10.96	$11.05	$10.81	$10.76
Total return	9.48%	5.53%	4.65%	4.35%	1.30%	1.37%
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$93,226	$110,790	$115,405	$161,052	$219,320	$243,489
Ratio of expenses toaverage net assets	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%b
Ratio of net income toaverage net assets	4.51%	4.27%	3.98%	3.45%	3.48%	3.68%b
Portfolio turnover rate	20.3%	18.5%	29.8%	26.5%	22.3%	17.6%b

aPer share amounts calculated using average shares outstanding method.

bAnnualized.

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES,
AND RESTRICTIONS

The investment objective, policies, and restrictions of the funds are described in greater detail in their prospectuses.

Investment Objectives and Policies

In seeking to achieve their respective investment objectives, the funds are guided by similar but different investment policies and restrictions which should be considered by the shareholders of the Florida Intermediate Fund. Unless otherwise specified, the investment policies and restrictions of the Municipal Intermediate Fund and the Florida Intermediate Fund described below may be changed without shareholder approval. Fundamental policies may not be changed without the approval of the lesser of (i) 67% of a fund`s shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of a fund`s outstanding shares.

Florida Intermediate Fund. The Florida Intermediate Fund seeks to provide a high level of income exempt from federal income taxes, consistent with moderate price fluctuation, by investing primarily in Florida municipal bonds.

Normally, at least 80% of the fund`s income is expected to be exempt from federal income tax, and the fund will invest at least 80% of its net assets in securities that are exempt from the Florida intangible personal property tax while such tax is in effect. A bill has been passed by the Florida legislature to repeal the intangible personal property tax effective beginning January 1, 2007. As of June 15, 2006, the bill had not been signed into law by the governor of Florida, but it is expected he will do so in the near future. If the bill becomes law, the fund will continue to invest at least 80% of its net assets in the securities of Florida and other issuers which are of a type that the fund invested in prior to repeal of the tax.

At least 95% of the bonds purchased by the fund will be rated AAA or AA by at least one nationally recognized credit rating agency. Up to 5% may be rated A at the time of purchase. The fund may purchase unrated bonds if T. Rowe Price believes they are of comparable quality. The fund`s weighted average maturity is expected to vary between five and 10 years.

Investment decisions reflect the manager`s outlook for interest rates and the economy, as well as the prices and yields of various securities. This approach is designed to help the manager capture appreciation opportunities when rates are falling and reduce the impact of falling prices when rates are rising. For example, if we expect rates to fall, we may buy longer-term securities to provide higher yield and greater appreciation potential. Conversely, shorter-term maturities may be favored if rates are expected to rise. And if our economic outlook is positive, we may invest in lower-rated securities with higher yields. From time to time, the fund may invest a significant portion of its assets in municipal bonds of certain sectors with special risks, such as hospital, electric utility, or private activity bonds. The fund may sell holdings for a variety of reasons, such as to adjust average maturity or credit quality or to shift assets into higher-yielding securities.

The fund sometimes invests in obligations of the commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) that are exempt from federal income taxes. These securities are generally purchased when they offer a comparably attractive combination of risk and return.

Due to seasonal variations in the supply of suitable Florida securities and when deemed by T. Rowe Price to be in the fund`s best interest, the fund may invest up to 20% of its net assets in a fiscal year in municipal securities that are not exempt from the Florida intangible personal property tax while such tax is in effect. Every effort will be made to minimize such investments.

While most assets will be invested in municipal securities, other securities may also be purchased, including derivatives such as futures and swaps, in keeping with fund objectives.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of the fund`s securities may change after they are purchased, and this may cause the amount of the fund`s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If this occurs, it would not be considered a violation of the investment restriction. However, purchases by the fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Municipal Intermediate Fund. The Municipal Intermediate Fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.

The fund will invest primarily in investment-grade tax-exempt securities. There are no maturity limitations on individual securities, but the fund`s weighted average effective maturity will normally range between five and 10 years. Targeting effective maturity gives the fund manager additional flexibility. At least 90% of the fund`s portfolio will consist of investment-grade tax-exempt securities rated in the four highest credit categories (AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. To enhance income, we may invest up to 10% of the fund`s total assets in below investment-grade bonds, known as "junk" bonds in the taxable market, including those with the lowest ratings.

Within this broad structure, investment decisions reflect the manager`s outlook for interest rates and the economy as well as the prices and yields of various securities. For example, if we expect rates to fall, the manager may buy longer-term securities to provide higher yield and appreciation potential. And if, for instance, our economic outlook is positive, the manager may take advantage of the 10% "basket" for noninvestment-grade bonds.

What are the funds` Investment Restrictions?

The investment restrictions of the funds are substantially the same except as follows:

Municipal Intermediate Fund is a diversified investment company and as such has a fundamental policy that it will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund`s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund.

Florida Intermediate Fund is a nondiversified investment company and may invest a greater portion of its assets in a single issuer than a diversified fund, which may subject the fund to greater risk of price declines. However, because the fund intends to qualify as a "regulated investment company" under the Code, it must invest so that, at the end of each fiscal quarter, with respect to 50% of its total assets, not more than 5% of its total assets are invested in the securities of a single issuer, and with respect to the remaining 50%, not more than 25% of its assets are invested in a single issuer.

Florida Intermediate Fund has a fundamental policy that, under normal market conditions, it will not purchase a security if, as a result, less than 80% of fund income would be exempt from federal income taxes. Only up to 20% of fund income could be derived from securities subject to the AMT.

Municipal Intermediate Fund has the same fundamental policy except that it can invest without limit in bonds subject to the AMT. As noted, the Municipal Intermediate Fund has adopted an operating policy to limit income from bonds subject to the AMT to no more than 20% of its total income. The operating policy is subject to change by the fund`s Board of Directors without shareholder vote.

How has each fund performed?

The bar charts showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

The Florida Intermediate Fund`s total return for the six months ended 6/30/06 was -0.11%.	The Summit Municipal Intermediate Fund`s total return for the six months ended 6/30/06 was 0.18%.

Table 5  Average Annual Total Returns  (Continued)
	Periods ended December 31, 2005
	1 year	5 years	10 years
Florida Intermediate Fund
Returns before taxes	1.53%	4.19%	4.42%
Returns after taxes on distributions	1.53	4.19	4.41
Returns after taxes on distributions and sale of fund shares	2.31	4.18	4.40
Lehman Brothers Municipal Bond 1-15 Year Blend (1-17 Maturity) Index	2.19	5.00	5.28
Lipper Florida Intermediate Municipal Debt Funds Average	1.33	3.78	4.00
Municipal Intermediate Fund
Returns before taxes	2.25	4.79	5.01
Returns after taxes on distributions	2.25	4.79	4.99
Returns after taxes on distributions and sale of fund shares	2.71	4.69	4.92
Lehman Brothers Municipal Bond 1-15 Year Blend (1-17 Maturity) Index	2.19	5.00	5.28
Lipper Intermediate Municipal Debt Funds Average	1.62	4.32	4.57

Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the rates applicable to ordinary and qualified dividends and capital gains effective in 2003. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

Lehman Brothers Municipal Bond 1-15 Year Blend (1-17 Maturity) Index is a sub-index of the Lehman Brothers Municipal Bond Index. It is a rules-based, market-value-weighted index of bonds with maturities of one to 16 years and 11 months engineered for the tax-exempt bond market.

ADDITIONAL INFORMATION ABOUT THE FUNDS

FURTHER INFORMATION ABOUT VOTING
AND THE SPECIAL MEETING

Who is asking for my vote?

For the reasons set forth under "Reasons For the Reorganization," the Boards of the funds have asked that you vote on the matters listed in the notice of special meeting of shareholders. The votes will be formally counted at the special meeting on Wednesday, October 18, 2006, and if the special meeting is adjourned, at any later meeting. You may vote in person at the special meeting, by Internet, by telephone, or by returning your completed proxy card in the prepaid envelope provided. Do not mail the proxy card if you are voting by Internet or telephone.

Who is eligible to vote?

Shareholders of record at the close of business on August 21, 2006, ("record date") are notified of the meeting and are entitled to one vote for each full share and a proportionate vote for each fractional share of the fund(s) they held as of August 21, 2006. The notice of special meeting, the proxy card, and the proxy statement were mailed to shareholders of record on or about September 5, 2006. Only one copy of this Proxy Statement may be mailed to households, even if more than one person in a household is a fund shareholder of record. If you need additional copies of this Proxy Statement, please contact us at 1-800-541-5910. If you do not want the mailing of this Proxy Statement to be combined with those for other members of your household, call us at 1-800-541-5910.

Under Maryland and Massachusetts law, shares owned by two or more persons (whether as joint tenants, co-fiduciaries, or otherwise) will be voted as follows, unless a written instrument or court order providing to the contrary has been filed with the fund(s): (1) if only one votes, that vote will bind all; (2) if more than one votes, the vote of the majority will bind all; and (3) if more than one votes and the vote is evenly divided, the vote will be cast proportionately.

What is the required quorum?

To hold a meeting for a corporation or trust, a majority of the corporation`s or trust`s shares entitled to be voted must have been received by proxy or be present at the meeting. In the event that a quorum is present but sufficient votes in favor of a proposal are not received by the meeting date, the persons named as proxies may propose one or more adjournments to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of the shares present in person or by proxy at the meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment if they determine that additional solicitation is reasonable and in the interests of the corporation`s/trust`s shareholders.

How are the votes counted?

The individuals named as proxies (or their substitutes) on the enclosed proxy card (or cards, if you have multiple funds or accounts) will vote according to your directions if your proxy is received properly executed, or in accordance with your instructions given when voting by telephone or Internet. If you properly execute your proxy card and give no voting instructions, your shares will be voted FOR ALL proposals.

Abstentions and "broker non-votes" (as defined below) are counted for purposes of determining whether a quorum is present for purposes of convening the meeting. "Broker non-votes" are shares held by a broker or nominee for which an executed proxy is received by the fund but are not voted as to one or more proposals because instructions have not been received from the beneficial owners or persons entitled to vote, and the broker or nominee does not have discretionary voting power. Because the proposal must be approved by a percentage of voting securities present at the meeting or a majority of the fund`s outstanding shares, abstentions and broker non-votes will be considered to be voting securities that are present and will have the effect of being counted as votes against the proposal.

For shares held in IRA accounts, the Custodian shall, without written direction from the investor, vote shares for which no voting instructions are timely received in the same proportion as shares for which voting instructions from other shareholders are timely received.

Can additional matters be acted upon at the special meeting?

The management of the funds knows of no other business that may come before the meeting. However, if any additional matters are properly presented at the meeting, it is intended that the persons named in the enclosed proxy, or their substitutes, will vote on such matters in accordance with their judgment.

Are the funds required to hold annual meetings?

Under Maryland and Massachusetts law, the funds are not required to hold annual meetings. The Boards of the funds have determined that the funds will take advantage of these Maryland and Massachusetts law provisions to avoid the significant expense associated with holding annual meetings, including legal, accounting, printing, and mailing fees incurred in preparing proxy materials. Accordingly, no annual meetings shall be held in any year in which a meeting is not otherwise required to be held by the 1940 Act unless the Boards determine otherwise. However, special meetings will be held in accordance with applicable law or when otherwise determined by each fund`s Board.

If a shareholder wishes to present a proposal to be included in a proxy statement for a subsequent shareholder meeting, the proposal must be submitted in writing and received by Patricia B. Lippert, Secretary of the Funds, T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, MD 21202, within a reasonable time before the funds begin to print and mail their proxy materials.

How can proxies be recorded?

You may record your votes on the proxy card enclosed with this statement and mail it in the prepaid envelope provided to Management Information Services Corp., who the funds have retained to tabulate the votes. In addition, the funds have arranged to have votes recorded through the Internet or by telephone. The telephone and Internet voting procedures are designed to authenticate shareholders` identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded.

How can proxies be solicited, and who pays for the costs involved?

Directors/trustees, officers, or employees of the funds, or T. Rowe Price may solicit proxies by mail, in person, or by telephone. In the event that votes are solicited by telephone, shareholders would be called at the telephone number T. Rowe Price has in its records for their accounts, and would be asked for their Social Security number or other identifying information. The shareholders would then be given an opportunity to authorize proxies to vote their shares at the meeting in accordance with their instructions. To ensure that shareholders` instructions have been recorded correctly, confirmation of the instructions is also mailed. A special toll-free number will be available in case the information contained in the confirmation is incorrect.

To ensure that sufficient shares of common stock are represented at the meeting to permit approval of the proposals outlined in the proxy statement, the funds may retain the services of a proxy solicitor to assist them in soliciting proxies for a fee plus reimbursement of out-of-pocket expenses. Securities brokers, custodians, fiduciaries, and other persons holding shares as nominees will be reimbursed, upon request, for their reasonable expenses in sending solicitation materials to the principals of the accounts.

Can I change my vote after I mail my proxy?

Any proxy, including those given via the Internet or by telephone, may be revoked at any time before it is voted by filing a written notice of revocation with the funds, by delivering a properly executed proxy bearing a later date, or by attending the meeting and voting in person.

GENERAL INFORMATION ABOUT THE FUNDS

Who are the principal holders of each fund`s shares?

Table 6 sets forth the persons owning more than 5% of each fund`s outstanding common stock as of June 30, 2006.

Table 6  Record/Beneficial Ownership of the Funds` Shares (Continued)
Fund	Shareholder	# of Shares	%
Municipal Intermediate	Charles Schwab & Co., Inc. Reinvest Account Attn.: Mutual Fund Department 101 Montgomery Street San Francisco, California 94104 Prudential Investment Management Services FBO Mutual Funds Clients Attn.: Pruchoice Unit Mail Stop 194-201 194 Wood Avenue South Iselin, New Jersey 08830	2,480,159 7,576,139	10.67 32.60

As of June 30, 2006, the executive officers and directors of the Municipal Intermediate Fund, as a group, beneficially owned, directly or indirectly, _________ shares, representing less than 1% of its outstanding stock.

TRANSFER AGENT AND CUSTODIAN

T. Rowe Price Services, Inc., 100 East Pratt Street, Baltimore, Maryland 21202, serves as the transfer agent and dividend disbursing agent for the funds. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the custodian for the funds.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Municipal Intermediate Fund are being passed upon by Willkie Farr & Gallagher LLP, 1875 K Street, NW, Washington, D.C. 20006.

Exhibit A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made this ____ day of September, 2006, by and between T. Rowe Price Summit Municipal Funds, Inc., on behalf of its separately designated series, the T. Rowe Price Summit Municipal Intermediate Fund, a corporation organized and existing under the laws of Maryland (the "Acquiring Fund"), and separately (i) the T. Rowe Price State Tax-Free Income Trust, on behalf of its separately designated series, the Florida Intermediate Tax-Free Fund, a Massachusetts business trust organized and existing under the laws of Massachusetts, (the "Acquired Fund"). All references in this agreement to the Acquired Fund are, as applicable, to the Florida Intermediate Tax-Free Fund, as if this Agreement were executed solely by such fund and the Acquiring Fund.

W I T N E S S E T H:

The Acquiring Fund and the Acquired Fund are each registered under the Investment Company Act of 1940 ("1940 Act") as an open-end management investment company. The Acquired Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest. The Acquiring Fund and the Acquired Fund have agreed to combine through the transfer of substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for shares of Common Stock, par value $.0001 per share, of the Acquiring Fund (the "Acquiring Fund Shares") and the distribution of Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund. The Acquiring Fund wishes to enter into a definitive agreement setting forth the terms and conditions of the foregoing transactions as a "plan of reorganization" and "liquidation" within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code").

NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1.Assets to be Transferred

A.Reorganization. Prior to the close of regular trading on the New York Stock Exchange (the "Exchange") on the Closing Date (as hereinafter defined), all the assets of the Acquired Fund, net of appropriate reserves and those assets described in paragraph 1.C. below, shall be delivered as provided in paragraph 2.C. to State Street Bank and Trust Company, custodian of the Acquired Fund`s U.S. assets (the "Custodian") or, in the case of securities maintained outside of the United States, The Chase Manhattan Bank, N.A., London (the "Foreign Custodian"), if applicable, in exchange for and against delivery by the Acquiring Fund to the Acquired Fund on the Closing Date of a number of Acquiring Fund Shares (including, if applicable, fractional shares) having an aggregate net asset value equal to the value of the assets of the Acquired Fund so transferred, assigned and delivered, all determined and adjusted as provided in paragraph 1.B. below. Notwithstanding the foregoing, the assets of the Acquired Fund to be acquired by the Acquiring Fund shall constitute at least 90% of the fair market value of the net assets of the Acquired Fund and at least 70% of the fair market value of the gross assets of the Acquired Fund as described on the "Valuation Date" (hereinafter defined).

B.Valuation. The net asset value of shares of the Acquiring Fund and the value of the assets of the Acquired Fund to be transferred shall, in each case, be computed as of the close of regular trading on the Exchange on the Valuation Date (as hereinafter defined). The net asset value of the Acquiring Fund Shares shall be computed in the manner set forth in the Acquiring Fund`s current prospectus and statement of additional information under the Securities Act of 1933 (the "1933 Act") and the 1940 Act. The value of the assets of the Acquired Fund to be transferred shall be computed by the Acquiring Fund in accordance with the policies and procedures of the Acquiring Fund as described in the Acquiring Fund`s current prospectus and statement of additional information under the 1933 Act and the 1940 Act, subject to review and approval by the Acquired Fund and to such adjustments, if any, agreed to by the parties.

C.Excludable Assets. If on the Closing Date the assets of the Acquired Fund include accounts receivable, causes of actions, claims and demands of whatever nature, contract rights, leases, business records, books of accounts and shareholder records, the Acquiring Fund may for reasonable cause refuse either to accept or to value such assets (other than fully collectible and transferable dividends, interest and tax refunds). For purposes of this paragraph l.C., "reasonable cause" includes the inability to obtain a reliable value, the likelihood of engaging in protracted collection efforts or the likelihood of engaging in burdensome administrative responsibilities to receive value. In addition, there shall be deducted from the assets of the Acquired Fund described in paragraph 1.A. assets not transferred pursuant to paragraph 1.A. and cash in an amount estimated by the Acquired Fund to be sufficient to pay all the liabilities of the Acquired Fund, including, without limitation, (i) amounts owed to any shareholders including declared but unpaid dividends and amounts owed to any former shareholders in respect of redemptions in the ordinary course of business, (ii) accounts payable and other accrued and unpaid expenses incurred in the normal operation of its business up to and including the Closing Date, and (iii) the costs and expenses, if any, incurred by the Acquired Fund in making and carrying out this Agreement (other than costs and expenses to be paid for by T. Rowe Price).

2.Definitions

A.Closing and Closing Date. Subject to the terms and conditions hereof, the closing of the transactions contemplated by this Agreement (the "Closing") shall be conducted at the offices of the Acquiring Fund in Baltimore, Maryland beginning at 10:00 a.m., Eastern time, on November 13, 2006, or at such other place or on such later business day as may be agreed upon by the parties. In the event that on the Valuation Date (i) the Exchange is closed or trading thereon is restricted, or (ii) trading or the reporting of trading on the Exchange or elsewhere is disrupted so that accurate appraisal of the value of the Acquired Fund assets or the net asset value of the Acquiring Fund Shares is impractical, the Closing shall be postponed until the first business day after the first business day when trading on the Exchange or elsewhere shall have been fully resumed and reporting thereon shall have been restored, or such other business day as soon thereafter as may be agreed upon by the parties. The date on which the Closing actually occurs is herein referred to as the "Closing Date."

B.Valuation Date. The business day next preceding the Closing Date shall be the "Valuation Date." The stock transfer books of the Acquired Fund will be permanently closed as of the close of business on the Valuation Date. The Acquired Fund shall only accept redemption requests received by it in proper form prior to the close of regular trading on the Exchange on the Valuation Date. Redemption requests received thereafter shall be deemed to be redemption requests for Acquiring Fund shares to be distributed to Acquired Fund shareholders pursuant to the Plan (assuming that the transactions contemplated by this Agreement have been consummated).

C.Delivery. Portfolio securities shall be delivered by the Acquired Fund to the Custodian or the Foreign Custodian, to be held until the Closing for the account of the Acquired Fund, no later than three (3) business days preceding the Closing (the "Delivery Date"), duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, or a check for the appropriate purchase price thereof. Cash of the Acquired Fund shall be delivered by the Acquired Fund on the Closing Date and shall be in the form of currency or wire transfer in federal funds, payable to the order of the Custodian or the Foreign Custodian. A confirmation for the Acquiring Fund Shares, credited to the account of the Acquired Fund and registered in the name of the Acquired Fund, shall be delivered by the Acquiring Fund to the Acquired Fund at the Closing.

3.Failure to Deliver Securities. If, on the Delivery Date, the Acquired Fund is unable to make delivery under paragraph 2.C. to the Custodian or the Foreign Custodian of any of the portfolio securities of the Acquired Fund, the Acquiring Fund may waive the delivery requirements of paragraph 2.C. with respect to said undelivered securities, if the Acquired Fund has delivered to the Custodian or the Foreign Custodian by or on the Delivery Date and, with respect to said undelivered securities, such documents in the form of executed copies of an agreement of assignment and escrow agreement and due bills and the like as may be required by the Acquiring Fund or the Custodian or the Foreign Custodian, including brokers` confirmation slips.

4.Post-Closing Distribution and Liquidation of the Acquired Fund. As soon as practicable after the Closing, the Acquired Fund shall pay or make provisions for all of its debts, taxes and other liabilities and shall distribute all of the remaining assets thereof to the shareholders of the Acquired Fund; and the Acquired Fund shall no longer be listed on Form N-SAR. At, or as soon as may be practicable following the Closing Date, the Acquired Fund shall for federal income tax purposes be liquidated, and distribute the Acquiring Fund Shares received hereunder by instructing the Acquiring Fund that the pro rata interest (in full and fractional Acquiring Fund Shares) of each of the holders of record of shares of the Acquired Fund as of the close of business on the Valuation Date as certified by the Acquired Fund`s transfer agent (the "Acquired Fund Record Holders") be registered on the books of the Acquiring Fund in the names of each of the Acquired Fund Record Holders. The Acquiring Fund agrees to comply promptly with said instruction. All issued and outstanding shares of the Acquired Fund shall thereupon be cancelled on the books of the Acquired Fund. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. The Acquiring Fund shall record on its books the ownership of Acquiring Fund Shares by Acquired Fund Record Holders. No redemption or repurchase of any Acquiring Fund Shares credited to Acquired Fund Record Holders in respect of the Acquired Fund Shares represented by unsurrendered stock certificates shall be permitted until such certificates have been surrendered to the Custodian for cancellation. Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the name of the Acquired Fund Record Holder on the books of the Acquiring Fund as of the Closing Date shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

5.Acquired Fund Securities. The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's portfolio investments as of the date of execution of this Agreement. The Acquired Fund may sell any of these investments and will confer with the Acquiring Fund with respect to investments for the Acquired Fund. The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Acquired Fund with a statement of the Acquiring Fund`s investment objectives, policies, and restrictions and a list of the investments, if any, on the list referred to in the first sentence of this paragraph 5 that do not conform to such objectives, policies, and restrictions. In the event that the Acquired Fund holds any investments that the Acquiring Fund may not hold, the Acquired Fund will, consistent with the foregoing and its own policies and restrictions, use its reasonable efforts to dispose of such investments prior to the Closing Date, provided, however, that in no event will the Acquired Fund be required to dispose of assets to an extent which would cause less than 50% of the historic business assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement or to take any action that is inconsistent with paragraph 8.M. below. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain any investments exceeding certain percentage limitations applicable to the Acquiring Fund with respect to such investments, the Acquired Fund will, if requested by the Acquiring Fund, in a manner consistent with the foregoing and its own policies and restrictions, use its reasonable efforts to dispose of an amount of such investments sufficient to avoid violating such limitations as of the Closing Date. On the Delivery Date, the Acquired Fund shall deliver to the Acquiring Fund a list setting forth the securities then owned by the Acquired Fund (the "Securities List"), which shall be prepared in accordance with the requirements of the Code and the regulations promulgated thereunder for specific identification tax lot accounting and which shall clearly reflect the basis used for determination of gain and loss realized on the partial sale of any security transferred to the Acquiring Fund. The records from which the Securities List will be prepared shall be made available by the Acquired Fund prior to the Closing Date for inspection by the Acquiring Fund`s Treasurer or his designee or the auditors of the Acquiring Fund upon reasonable request.

6.Liabilities and Expenses. The Acquiring Fund shall not assume any of the liabilities of the Acquired Fund, and the Acquired Fund will use its reasonable efforts to discharge all its known liabilities, so far as may be possible, prior to the Closing Date. The Acquiring Fund shall not be responsible for any of the Acquired Fund`s expenses in connection with the carrying-out of this Agreement.

7.Legal Opinions.

A.Opinion of Acquired Fund Counsel. At the Closing, the Acquired Fund shall furnish the Acquiring Fund with such written opinions (including opinions as to certain federal income tax matters) of Willkie Farr & Gallagher LLP, and the factual representations supporting such opinions as shall be, in form and substance reasonably satisfactory to the Acquiring Fund.

B.Opinion of Acquiring Fund Counsel. At the Closing, the Acquiring Fund shall furnish the Acquired Fund with a written opinion of Willkie Farr & Gallagher LLP, and the factual representations supporting such opinions shall be, in form and substance reasonably satisfactory to the Acquired Fund.

8.Acquired Fund Representations, Warranties and Covenants. The Acquired Fund hereby represents and warrants to the Acquiring Fund, and covenants and agrees with the Acquiring Fund:

A.that the audited statement of assets and liabilities, including the schedule of portfolio investments, and the related statement of operations and statement of changes in net assets of the Acquired Fund as of February 28, 2006 and for the year then ended heretofore delivered to the Acquiring Fund were prepared in accordance with generally accepted accounting principles, reflect all liabilities of the Acquired Fund, whether accrued or contingent, which are required to be reflected or reserved against in accordance with generally accepted accounting principles, and present fairly the financial position and results of operations of the Acquired Fund as of said date and for the period covered thereby;

B.that the Acquired Fund will furnish to the Acquiring Fund an unaudited statement of assets and liabilities, including the schedule of portfolio investments (or a statement of net assets in lieu of a statement of assets and liabilities and a schedule of portfolio investments), and the related statement of operations and statement of changes in net assets of the Acquired Fund for the period commencing on the date following the date specified in paragraph 8.A. above and ending on August 31, 2006. These financial statements will be prepared in accordance with generally accepted accounting principles and will reflect all liabilities of the Acquired Fund, whether accrued or contingent, which are required to be reflected or reserved against in accordance with generally accepted accounting principles, will present fairly the financial position and results of operations of the Acquired Fund as of the dates of such statements and for the periods covered thereby;

C.that there are no legal, administrative or other proceedings pending or, to the knowledge of the Acquired Fund, overtly threatened against the Acquired Fund which would individually or in the aggregate materially affect the financial condition of the Acquired Fund or the Acquiring Fund`s ability to consummate the transactions contemplated hereby;

D.that the execution and delivery of this Agreement by the Acquired Fund and the consummation of the transactions contemplated herein have been authorized by the Board of Directors/Trustees by vote taken at a meeting of the Board of Directors/Trustees of the Acquiring Fund duly called and held on July 19, 2006, and that the Acquired Fund will (i) take all steps necessary duly to call, give notice of, convene and hold a meeting of the shareholders of the Acquired Fund as soon as practicable and in accordance with applicable Maryland, Massachusetts and federal law, for the purpose of approving this Agreement and the transactions contemplated herein and for such other purposes as may be necessary and desirable, and (ii) recommend to such shareholders the approval of this Agreement and the transactions contemplated herein and such other matters as may be submitted to such shareholders in connection with the transactions contemplated herein;

E.that from the date of this Agreement through the Closing Date, there shall not have been:

(1)any material change in the business, results of operations, assets or financial condition or the manner of conducting the business of the Acquired Fund (other than changes in the ordinary course of its business or relating to the transactions contemplated by this Agreement, including, without limitation, dividends and distributions in the ordinary course, changes in the net asset value per share, redemptions in the ordinary course of business, and changes in sales volume), which has had a material adverse effect on such business, results of operations, assets or financial condition, except in all instances as set forth in the financial statements of the Acquired Fund referred to in paragraphs 8.A. and B. above;

(2)any loss (whether or not covered by insurance) suffered by the Acquired Fund materially and adversely affecting the assets of the Acquired Fund, other than depreciation of securities;

(3)issued any option to purchase or other right to acquire stock of the Acquired Fund of any class granted by the Acquired Fund to any person (excluding sales in the ordinary course and a dividend reinvestment program);

(4)any indebtedness incurred by the Acquired Fund for borrowed money or any commitment to borrow money entered into by the Acquired Fund, except as provided in the current prospectus and statement of additional information of the Acquired Fund or so long as it will not prevent the Acquired Fund from complying with paragraph 8.I.;

(5)any amendment to the Master Trust Agreement or By-Laws of the Acquired Fund except to effectuate the transactions contemplated hereunder or otherwise as disclosed in writing to the Acquiring Fund; or

(6)any grant or imposition of any lien, claim, charge or encumbrance upon any asset of the Acquired Fund except as provided in the current prospectus and statement of additional information of the Acquired Fund or so long as it will not prevent the Acquired Fund from complying with paragraph 8.I.;

F.that there are no material contracts outstanding to which the Acquired Fund is bound other than as disclosed to the Acquiring Fund;

G.that the Acquired Fund has filed all federal, state and local tax returns and reports required by law to have been filed, that all federal, state and local income, franchise, property, sales, employment or other taxes payable pursuant to such returns and reports have been paid so far as due, or provision has been made for the payment thereof, and that, to the knowledge of the Acquired Fund, no such return is currently under audit and no assessment has been asserted with respect to any such return other than with respect to all such matters which are not material individually or in the aggregate;

H.that, as promptly as practicable, but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund with a statement of the earnings and profits of the Acquired Fund for federal income tax purposes;

I.that on the Closing Date the Acquired Fund will have good and marketable title to the assets of the Acquired Fund to be conveyed hereunder, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever, and full right, power and authority to sell, assign, transfer and deliver such assets and shall deliver such assets to the Acquiring Fund as set forth in paragraph 1.A. hereof. Upon delivery of such assets, the Acquiring Fund will receive good and marketable title to such assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, except as to adverse claims of which the Acquiring Fund has notice at or prior to the time of delivery. Except as set forth on the Securities List, none of the securities comprising the assets of the Acquired Fund will be "restricted securities" under the 1933 Act or the rules and regulations of the Securities and Exchange Commission (the "Commission") thereunder;

J.that the Proxy Statement/Prospectus (hereinafter defined) at the time of delivery by the Acquired Fund to its shareholders in connection with the meeting of shareholders to approve this transaction, on the Closing Date and at the time of the liquidation of the Acquired Fund set forth in paragraph 4. above, as amended or as supplemented if it shall have been amended or supplemented, will conform in all material respects to the applicable requirements of the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act and the rules and regulations of the Commission thereunder, and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, except that no representations or warranties in this section apply to statements or omissions which are based on written information furnished by the Acquiring Fund to the Acquired Fund;

K.that the Acquired Fund is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of its Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound and that this Agreement constitutes a valid and legally binding obligation of the Acquired Fund, enforceable against the Acquired Fund in accordance with its terms, except as enforceability may be affected by bankruptcy laws, laws affecting creditors generally and general principles of equity;

L.that the Acquired Fund will take all actions within its control necessary to cause the exchange of Acquiring Fund Shares for assets of the Acquired Fund made under this Agreement to qualify, as of and after the Closing, as a reorganization within the meaning of Section 368(a)(1)(C) of the Code; and

M.that the Acquired Fund is registered with the Commission under the 1940 Act, classified as a management company and subclassified as an open-end company.

9.Acquiring Fund Representations, Warranties and Covenants. The Acquiring Fund hereby represents and warrants to the Acquired Fund, and covenants and agrees with the Acquired Fund:

A.that the audited statement of assets and liabilities, including the schedule of portfolio investments, and the related statement of operations and statement of changes in net assets of the Acquiring Fund as of October 31, 2005 and for the year then ended heretofore delivered to the Acquired Fund were prepared in accordance with generally accepted accounting principles, reflect all liabilities of the Acquiring Fund, whether accrued or contingent, which are required to be reflected or reserved against in accordance with generally accepted accounting principles, and present fairly the financial position and results of operations of the Acquiring Fund as of said date and for the period covered thereby;

B.that there are no legal, administrative or other proceedings pending or, to its knowledge, overtly threatened against the Acquiring Fund which would individually or in the aggregate materially affect the financial condition of the Acquiring Fund's ability to consummate the transactions contemplated hereby;

C.that the execution and delivery of this Agreement by the Acquiring Fund and the consummation of the transactions contemplated herein have been authorized by the Board of Directors/Trustees of the Acquiring Fund by vote taken at a meeting of the Board of Directors/Trustees of the Acquiring Fund duly called and held on July 19, 2006, and that approval by the Acquiring Fund`s shareholders of this Agreement or the consummation of the transactions contemplated herein is not required under applicable Maryland and federal law;

D.that from the date of this Agreement through the Closing Date, there shall not have been any material change in the business, results of operations, assets or financial condition or the manner of conducting the business of the Acquiring Fund (other than changes in the ordinary course of its business, including, without limitation, dividends and distributions in the ordinary course, changes in the net asset value per share, redemptions in the ordinary course of business and changes in sales volume), which has had an adverse material effect on such business, results of operations, assets or financial condition, except in all instances as set forth in the financial statements of the Acquiring Fund referred to in paragraph 9.A. and B. above;

F.that the Acquiring Fund is registered with the Commission under the 1940 Act, classified as a management company and subclassified as an open-end diversified company;

G.that the shares of the Acquiring Fund to be issued pursuant to paragraph 1.A. will be duly registered under the 1933 Act by the Registration Statement (hereinafter defined) in effect on the Closing Date and at the time of the liquidation of the Acquired Fund set forth in paragraph 4. above;

H.that the Acquiring Fund Shares are duly authorized and validly issued and are fully paid, nonassessable and free of any preemptive rights and conform in all material respects to the description thereof contained in the Proxy Statement/Prospectus as in effect on the Closing Date and at the time of the liquidation of the Acquired Fund set forth in paragraph 4. above;

I.that the Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of the Acquiring Fund`s Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, and that this Agreement constitutes a valid and legally binding obligation of the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms, except as enforceability may be affected by bankruptcy laws, laws affecting creditors generally and general principles of equity;

J.that the Acquiring Fund will take all actions within its control necessary to cause the exchange of Acquiring Fund Shares for assets of the Acquired Fund made under this Agreement to qualify, as of and after the Closing, as a reorganization within the meaning of Section 368(a)(1)(C) of the Code;

K.that the Acquiring Fund has filed all federal, state and local tax returns and reports required by law to have been filed, that all federal, state and local income, franchise, property, sales, employment or other taxes payable pursuant to such returns and reports have been paid so far as due, or provision has been made for the payment thereof, and that, to the knowledge of the Acquiring Fund, no such return is currently under audit and no assessment has been asserted with respect to any such return, other than with respect to all such matters those which are not material individually or in the aggregate;

L.that the Proxy Statement/Prospectus at the time of delivery by the Acquired Fund to its shareholders in connection with the meeting of shareholders to approve this transaction, on the Closing Date and at the liquidation of the Acquired Fund set forth in paragraph 4. above, as amended or as supplemented if it shall have been amended or supplemented, and the Registration Statement on the effective date thereof, on the Closing Date and at the liquidation of the Acquired Fund set forth in paragraph 4. above, will conform in all material respects to the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and will not include any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, except that no representations or warranties in this section apply to statements or omissions which are based on written information furnished by the Acquired Fund to the Acquiring Fund; and

M.the current prospectus and statement of additional information of the Acquiring Fund (copies of which have been delivered to the Acquired Fund) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

10.Certain Conditions.

Unless waived by the parties in writing in their sole discretion, all obligations of the parties hereunder are subject to the fulfillment, prior to or at the Closing, of each of the following conditions:

A.Registration Statement and Proxy Statement/Prospectus. The Acquiring Fund will file a registration statement on Form N-14 with the Commission under the 1933 Act in order to register the Acquiring Fund Shares to be issued hereunder. Such registration statement in the form in which it shall become effective and, in the event any post-effective amendment thereto becomes effective prior to the Closing Date, such registration statement as amended, is referred to herein as the "Registration Statement." The Acquired Fund will file preliminary proxy materials with the Commission under the 1940 Act and the 1934 Act, relating to the meeting of the shareholders of the Acquired Fund at which this Agreement and the transactions herein contemplated will be considered and voted upon, in the form of a combined proxy statement and prospectus and related statement of additional information included in the Registration Statement. The combined proxy statement and prospectus and related statement of additional information that is first filed pursuant to Rule 497(b) under the 1933 Act is referred to herein as the "Proxy Statement/Prospectus." The Acquiring Fund and the Acquired Fund each will exert reasonable efforts to cause the Registration Statement to become effective under the 1933 Act as soon as practical and agree to cooperate in such efforts. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. Upon effectiveness of the

Registration Statement, the Acquired Fund will cause the Proxy Statement/Prospectus to be delivered to the shareholders of the Acquired Fund entitled to vote on the transactions contemplated by this Agreement at least 20 days prior to the date of the meeting of shareholders called to act upon such transactions.

B.Shareholder Vote. The obligations of the Acquired Fund under this Agreement shall be subject to the shareholders of the Acquired Fund duly approving the execution and delivery of this Agreement and the transactions contemplated herein.

C.Pending or Threatened Proceedings. On the Closing Date, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

D.Appropriate Articles. The Acquired Fund shall execute and cause to be filed with the Secretary of State (City of Boston), such articles of transfer, articles supplementary or other documents, as necessary to eliminate designation of the Acquired Fund, as appropriate.

E.Declaration of Dividend. The Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund shareholders all of the investment company taxable income and realized capital gain for all taxable periods of the Acquired Fund which are required to be distributed to avoid federal income or excise tax applicable to regulated investment companies.

F.State Securities Laws. The parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated herein.

G.Performance of Covenants. Each party shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at the Valuation Date and the Closing Date.

H.Representations and Warranties. The representations and warranties of each party set forth in this Agreement will be true and correct on the Closing Date, and each party shall deliver to the other a certificate of a duly authorized officer of such party to that effect.

11.Notices. All notices, requests, instructions and demands in the course of the transactions herein contemplated shall be in writing addressed to the respective parties as follows and shall be deemed given: (i) on the next day if sent by prepaid overnight courier and (ii) on the same day if given by hand delivery or telecopy.

If to the Acquiring Fund or Acquired Fund:

Henry H. Hopkins, Esquire
T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202
Fax Number (410) 345-6575

with a copy to:

Joel H. Goldberg, Esquire
Willkie Farr & Gallagher LLP
1875 K Street, NW
Washington, D.C. 20006
Fax Number (202) 303-2000

or to such other address as the parties from time to time may designate by written notice to all other parties hereto.

12.Termination.

A.This Agreement may be terminated by the Acquiring Fund or the Acquired Fund upon the giving of written notice to the other, if the conditions specified in paragraphs 8., 9. and 10. have not been performed or do not exist on or before January 31, 2007.

B.In the event of termination of this Agreement pursuant to paragraph 12.A. of this Agreement, neither party (nor its officers or directors/trustees) shall have any liability to the other.

13.Exhibits. All Exhibits shall be considered as part of this Agreement.

14.Miscellaneous. This Agreement shall bind and inure to the benefit of the parties and their respective successors and assigns. It shall be governed by, construed and enforced in accordance with the laws of the State of Maryland. The Acquired Fund and the Acquiring Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein. The Acquired Fund and the Acquiring Fund agree that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties as to the subject matter hereof. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder for a period of three years thereafter. The paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. This Agreement shall be executed in any number of counterparts, each of which shall be deemed an original. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement. Whenever used herein, the use of any gender shall include all genders.

15.Amendments. The Acquired Fund and the Acquiring Fund by mutual consent of their Board of Directors/Trustees or authorized committees or officers may amend this Agreement in such manner as may be agreed upon, whether before or after the meeting of stockholders of the Acquired Fund at which action upon the transactions contemplated hereby is to be taken; provided, however, that after the requisite approval of the stockholders of the Acquired Fund has been obtained, this Agreement shall not be amended or modified so as to change the provisions with respect to the transactions herein contemplated in any manner which would materially and adversely affect the rights of such stockholders without their further approval.

16.Waiver. The failure of any party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

17.Liability.

A.The Acquired Fund and the Acquiring Fund acknowledge and agree that all obligations of the Acquired Fund under this Agreement are binding only with respect to the Acquired Fund; that any liability of the Acquired Fund under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquired Fund.

B.The Acquiring Fund and the Acquired Fund acknowledge and agree that all obligations of the Acquiring Fund under this Agreement are binding only with respect to the Acquiring Fund; that any liability of the Acquiring Fund under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquiring Fund.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed and by their officers thereunto duly authorized, as of the day and year first above written.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed and by their officers thereunto duly authorized, as of the day and year first above written.

WITNESS:T. ROWE PRICE Summit Municipal Funds, INC., on behalf of the T. Rowe Price Summit Municipal Intermediate Fund

__________________By_______________________(SEAL)

Title: Vice President

WITNESS:T. ROWE PRICE STATE TAX-FREE TRUST, on behalf of the Florida Intermediate Tax-Free Fund

__________________By_______________________(SEAL)

Title: Vice President

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.

FORM N-14

PART B

STATEMENT OF ADDITIONAL INFORMATION

September 5, 2006

This Statement of Additional Information (the "SAI") relates to the proposed reorganization (each a "Reorganization") of each of the Florida Intermediate Tax-Free Fund, a separate series of the T. Rowe Price State Tax-Free Income Trust (the "Trust"), and the T. Rowe Price Tax-Free Intermediate Bond Fund, Inc. (the "Acquired Funds"), into T. Rowe Price Summit Municipal Intermediate Fund, a separate series of the T. Rowe Price Summit Municipal Funds, Inc. (the "Summit Fund") (the "Acquiring Fund).

This SAI contains information which may be of interest to shareholders relating to each Reorganization, but which is not included in the Combined Proxy Statement/Prospectus dated September 5, 2006 (the "Combined Proxy Statement/Prospectus") of the funds. As described in the Combined Proxy Statement/Prospectus, a Reorganization would involve the transfer of substantially all the assets of the Acquired Funds in exchange for shares of the respective Acquiring Fund. Each Acquired Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.

This SAI is not a prospectus, and should be read in conjunction with the Combined Proxy Statement/Prospectus. This SAI and the Combined Proxy Statement/Prospectus have been filed with the Securities and Exchange Commission. Copies of the Combined Proxy Statement/Prospectus are available upon request and without charge by writing to the Acquiring Fund at 100 East Pratt Street, Baltimore, Maryland 21202, or by calling
 1-800-541-5910.

The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the prospectuses and statement of additional information of the Acquired Funds and Acquiring Fund, other material incorporated by reference and other information regarding the Acquired Funds and Acquiring Fund.

Page

I.	Additional Information About the Acquired Funds and the Acquiring Fund	33
II.	Financial Statements of the Acquired Funds and the Acquiring Fund	33
III.	Pro Forma Financial Statements - Florida Intermediate Fund/T. Rowe Price Tax-Free Intermediate Bond Fund/T. Rowe Price Summit Municipal Intermediate Fund
	A. Pro Forma Combined Portfolio of Investments as of April 30, 2006 (Unaudited)*	34
	B. Pro Forma Combined Statement of Assets and Liabilities as of April 30, 2006 (Unaudited)*	50
	C. Pro Forma Combined Statement of Operations year ended April 30, 2006 (Unaudited)*	52
	D. Notes to Pro Forma Combined Financial Statements as of April 30, 2006 (Unaudited)	54

*The accompanying notes are an integral part of these financial statements.

I. ADDITIONAL INFORMATION ABOUT THE
ACQUIRED FUNDS AND THE ACQUIRING FUND

FOR THE ACQUIRED FUND: The Statement of Additional Information for the Acquired Funds dated July 1, 2006, as supplemented, as filed with the Securities and Exchange Commission on July 5, 2006, is incorporated by reference.

FOR THE ACQUIRING FUNDS: The Statement of Additional Information for the Acquiring Fund dated July 1, 2006, as supplemented, as filed with the Securities and Exchange Commission on July 5, 2006, is incorporated by reference.

II. FINANCIAL STATEMENTS OF THE
ACQUIRED FUNDS AND THE ACQUIRING FUND

This SAI incorporated by reference (i) the Annual Report of the Florida Intermediate Tax-Free Fund and T. Rowe Price Tax-Free Intermediate Bond Fund, Inc. for the year ended February 28, 2006, as filed with the Securities and Exchange Commission on April 21, 2006, (ii) the Annual Report of the T. Rowe Price Summit Municipal Intermediate Fund for the year ended October 31, 2005, as filed with the Securities and Exchange Commission on December 27, 2005. Each of these reports contains historical financial information regarding the Funds and has been filed with the Securities and Exchange Commission. The financial statements therein, and, in the case of the Annual Reports, the report of the independent registered public accounting firm therein, are incorporated herein by reference.

PricewaterhouseCoopers LLP, located at 250 West Pratt Street, 21st Floor, Baltimore, MD 21201, is Independent Registered Public Accounting Firm to the Acquired Fund and the Acquiring Funds, providing audit and tax return review of various Securities and Exchange Commission filings.

T. Rowe Price Florida Intermediate Tax-Free Fund T. Rowe Price Tax-Free Intermediate Bond Fund T. Rowe Price Summit Municipal Intermediate Fund Pro Forma Combined Portfolio of Investments *

April 30, 2006
UNAUDITED
			Par/Shares (000's)				Market Value (000's)
	TRP Tax-Free Intermediate Bond Fund	TRP FloridaIntermediate Tax-Free Fund	TRP Summit Intermediate Bond Fund	TRP Summit Intermediate Bond Fund Pro Forma Combined	TRP Tax-FreeIntermediate Bond Fund	TRP Florida Intermediate Tax-Free Fund	TRP Summit Intermediate Bond Fund	TRP Summit Intermediate Bond Fund Pro Forma Combined

MUNICIPAL SECURITIES 99.4%
Alabama 1.2%
Alabama Federal Highway Fin. Auth., 5.00%, 3/1/08 (1)	1,000	-	1,000	2,000	1,023	-	1,023	2,046
Health Care Auth. for Baptist Health, 5.00%, 11/15/18	750	-	1,000	1,750	765	-	1,020	1,785
Jefferson County Sewer, 5.50%, 2/1/40 (Prerefunded 2/1/11) (2)(3)	1,500	-	1,000	2,500	1,624	-	1,083	2,707
								6,538
Alaska 1.1%
Alaska HFC, Single Family Housing, 5.75%, 12/1/11 (4)	-	-	485	485	-	-	497	497
Alaska Int'l. Airport, 5.00%, 10/1/13 (1)(4)	1,000	-	1,000	2,000	1,050	-	1,050	2,100
Anchorage, GO, 5.00%, 3/1/20 (1)	1,500	-	1,755	3,255	1,566	-	1,833	3,399
								5,996
Arizona 1.5%
Arizona HFA, Blood Systems, 5.00%, 4/1/18	680	-	645	1,325	692	-	656	1,348
Arizona School Fac. Board, 5.50%, 7/1/13 (Prerefunded 7/1/11) (2)	2,000	-	1,500	3,500	2,162	-	1,622	3,784
Salt River Agricultural Improvement & Power Dist., 5.25%, 1/1/15	1,000	-	500	1,500	1,069	-	534	1,603
Tempe IDA, Friendship Village, 5.375%, 12/1/13	750	-	750	1,500	747	-	747	1,494
								8,229
Arkansas 0.2%
Univ. of Arkansas, 5.00%, 11/1/26 (1)	500	-	500	1,000	516	-	516	1,032
								1,032
California 7.2%
California, Economic Recovery, 5.00%, 7/1/23 (Tender 7/1/07)	700	-	1,000	1,700	710	-	1,014	1,724
California, Economic Recovery, GO, 5.25%, 1/1/11	1,000	-	1,000	2,000	1,062	-	1,062	2,124
California, Economic Recovery, GO, 5.25%, 7/1/12	500	-	670	1,170	537	-	720	1,257
California, GO, 5.00%, 11/1/12	85	-	-	85	89	-	-	89
California, GO, 5.00%, 11/1/12 (Prerefunded 11/1/11) (2)	165	-	-	165	176	-	-	176
California, GO, 5.00%, 11/1/24	-	-	700	700	-	-	714	714
California, GO, 5.00%, 2/1/10	-	-	500	500	-	-	521	521
California, GO, 5.00%, 2/1/11	750	-	750	1,500	787	-	787	1,574
California, GO, 5.00%, 3/1/14	1,800	-	1,000	2,800	1,902	-	1,057	2,959
California, GO, 5.50%, 11/1/33	500	-	500	1,000	538	-	538	1,076
California, GO, 6.30%, 10/1/07	-	-	1,400	1,400	-	-	1,450	1,450
California Dept. of Water Resources, Power Supply, 5.25%, 5/1/09 (1)	1,500	-	1,500	3,000	1,569	-	1,570	3,139
California Dept. of Water Resources, Power Supply, 5.50%, 5/1/11	2,000	-	800	2,800	2,147	-	859	3,006
California Dept. of Water Resources, Power Supply, 5.50%, 5/1/14 (5)	1,000	-	1,250	2,250	1,091	-	1,364	2,455
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/20	650	-	750	1,400	670	-	773	1,443
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/27	750	-	750	1,500	757	-	757	1,514
California Housing Fin. Agency, Home Mortgage, VRDN (Currently 3.80%) (4)	-	-	1,700	1,700	-	-	1,700	1,700
California Public Works Board, Coalinga Mental Health, 5.00%, 6/1/08	1,000	-	-	1,000	1,025	-	-	1,025
California Public Works Board, Mental Health, Coalinga, 5.00%, 6/1/08	-	-	1,000	1,000	-	-	1,025	1,025
Capistrano Unified School Dist. No. 90-2, 5.875%, 9/1/23	-	-	200	200	-	-	211	211
Long Beach Harbor, 5.00%, 5/15/18 (1)	-	-	1,500	1,500	-	-	1,580	1,580
Napa Valley Community College, 5.00%, 8/1/21 (1)	-	-	1,000	1,000	-	-	1,046	1,046
Port of Oakland, 5.00%, 11/1/11 (1)(4)	-	-	1,000	1,000	-	-	1,052	1,052
San Diego Unified School Dist., 5.00%, 7/1/16 (1)	1,300	-	3,405	4,705	1,390	-	3,640	5,030
Univ. of California Regents, 5.00%, 5/15/19 (6)	-	-	1,215	1,215	-	-	1,269	1,269
								39,159
Colorado 0.6%
Colorado HFA, Evangelical Lutheran, 5.00%, 6/1/16	500	-	700	1,200	511	-	716	1,227
Colorado HFA, Sisters of Charity of Leavenworth, VRDN (Currently 3.80%)	-	-	1,900	1,900	-	-	1,900	1,900
								3,127
Connecticut 1.2%
Connecticut, GO, 5.25%, 6/15/13 (Prerefunded 6/15/09) (2)(3)	1,850	-	1,000	2,850	1,944	-	1,051	2,995
Mashantucket Western Pequot Tribe, 5.60%, 9/1/09 (7)	-	-	200	200	-	-	208	208
Mashantucket Western Pequot Tribe, 5.70%, 9/1/12 (7)	-	-	500	500	-	-	517	517
Mohegan Tribe Indians, 6.25%, 1/1/31	-	-	450	450	-	-	480	480
Mohegan Tribe Indians Gaming Auth., Public Improvement, 5.00%, 1/1/08	200	-	-	200	203	-	-	203
Mohegan Tribe Indians Gaming Auth., Public Improvement, 5.50%, 1/1/13	560	-	-	560	591	-	-	591
Univ. of Connecticut, Student Fee, 5.25%, 11/15/16 (3)	740	-	500	1,240	797	-	538	1,335
								6,329
Delaware 1.0%
Delaware River & Bay Auth., 5.00%, 1/1/21 (1)	-	-	1,000	1,000	-	-	1,044	1,044
Delaware Transit Auth., 5.00%, 7/1/08 (1)	1,500	-	-	1,500	1,541	-	-	1,541
Sussex County, Cadbury Lewes, 5.90%, 1/1/26	385	-	475	860	392	-	484	876
Wilmington, GO, 5.375%, 6/1/16 (3)	1,925	-	-	1,925	2,064	-	-	2,064
								5,525
District of Columbia 1.6%
Metropolitan Washington D.C. Airports Auth., 5.50%, 10/1/08 (1)(4)	-	-	1,650	1,650	-	-	1,711	1,711
Metropolitan Washington D.C. Airports Auth., 5.50%, 10/1/12 (3)(4)	1,000	-	1,000	2,000	1,078	-	1,078	2,156
Metropolitan Washington D.C. Airports Auth., 5.50%, 10/1/18 (1)(4)	1,350	-	1,000	2,350	1,431	-	1,060	2,491
Metropolitan Washington D.C. Airports Auth., 5.75%, 10/1/19 (3)(4)	-	-	1,000	1,000	-	-	1,073	1,073
Washington Metro Area Transit Auth., 5.00%, 1/1/12 (1)	-	-	1,000	1,000	-	-	1,062	1,062
								8,493
Florida 24.6%
Broward County, 5.00%, 12/1/06	-	1,800	-	1,800	-	1,813	-	1,813
Broward County, GO, 5.25%, 1/1/15	-	2,000	-	2,000	-	2,131	-	2,131
Broward County, GO, 5.25%, 1/1/18	720	2,000	500	3,220	761	2,113	529	3,403
Broward County, GO, 5.25%, 1/1/21	1,000	-	-	1,000	1,054	-	-	1,054
Broward County, Parks & Land Preservation, GO, 5.00%, 1/1/25	1,250	1,000	1,250	3,500	1,296	1,037	1,296	3,629
Broward County, Water & Sewer Utility, 5.00%, 10/1/15 (5)	-	1,425	-	1,425	-	1,509	-	1,509
Broward County Airport, 5.25%, 10/1/10 (1)(4)	-	2,000	-	2,000	-	2,071	-	2,071
Collier County, Gas Tax, 5.25%, 6/1/14 (5)	-	500	-	500	-	535	-	535
Coral Gables HFA, Baptist Health, 5.00%, 8/15/06	-	400	-	400	-	401	-	401
Delray Beach, Decade of Excellence, GO, 5.00%, 2/1/13 (6)	-	1,000	-	1,000	-	1,062	-	1,062
Duval County School Dist., GO, COP, 5.75%, 7/1/16 (6)	-	2,000	-	2,000	-	2,112	-	2,112
Fishhawk Community Dev. Dist. II, 5.00%, 11/1/07	-	-	50	50	-	-	50	50
Fishhawk Community Dev. Dist. II, 5.125%, 11/1/09	-	-	245	245	-	-	247	247
Florida Board of Ed., Capital Outlay, 5.25%, 1/1/14 (Prerefunded 1/1/08) (2)	-	1,170	-	1,170	-	1,211	-	1,211
Florida Board of Ed., Capital Outlay, GO, 5.00%, 6/1/12 (3)	-	1,250	-	1,250	-	1,326	-	1,326
Florida Board of Ed., Capital Outlay, GO, 5.00%, 6/1/14	-	2,000	-	2,000	-	2,110	-	2,110
Florida Board of Ed., Capital Outlay, GO, 5.125%, 6/1/13	1,500	2,500	-	4,000	1,569	2,616	-	4,185
Florida Board of Ed., Capital Outlay, GO, 5.25%, 1/1/13 (Prerefunded 1/1/08) (2)	-	2,360	-	2,360	-	2,442	-	2,442
Florida Board of Ed., Capital Outlay, GO, 5.25%, 6/1/14	1,250	-	-	1,250	1,336	-	-	1,336
Florida Board of Ed., GO, 5.00%, 6/1/08	-	-	1,000	1,000	-	-	1,027	1,027
Florida Board of Ed., GO, 5.125%, 6/1/13	-	-	1,000	1,000	-	-	1,046	1,046
Florida Board of Ed., Lottery, 5.375%, 7/1/14 (3)	-	2,000	-	2,000	-	2,135	-	2,135
Florida Board of Ed., Lottery, 5.50%, 7/1/12 (Prerefunded 7/1/10) (2)(3)	-	2,500	-	2,500	-	2,688	-	2,688
Florida Board of Ed., Lottery, 5.50%, 7/1/13 (3)	1,200	1,000	-	2,200	1,286	1,072	-	2,358
Florida Board of Ed., Lottery, 5.50%, 7/1/16 (3)	-	1,000	-	1,000	-	1,072	-	1,072
Florida Dept. of Environmental Protection, 5.00%, 7/1/12 (1)	-	2,500	-	2,500	-	2,655	-	2,655
Florida Dept. of Environmental Protection, 5.25%, 7/1/14 (4)	750	2,000	500	3,250	805	2,147	537	3,489
Florida Dept. of Natural Resources, Documentary Stamp Tax, 5.50%, 7/1/07 (3)	1,200	-	-	1,200	1,225	-	-	1,225
Florida Dept. of Natural Resources, Documentary Stamp Tax, 5.50%, 7/1/09 (6)	-	3,000	-	3,000	-	3,159	-	3,159
Florida Dept. of Natural Resources, Documentary Stamp Tax, 6.00%, 7/1/08 (5)	-	2,645	-	2,645	-	2,771	-	2,771
Florida DOT, GO, 5.00%, 7/1/21	-	1,000	-	1,000	-	1,038	-	1,038
Florida DOT, Turnpike Auth., 5.25%, 7/1/11 (1)	-	1,950	-	1,950	-	2,026	-	2,026
Florida HFC, Multi-Family, 5.80%, 2/1/08, (Prerefunded 8/1/06) (2)	-	1,000	-	1,000	-	1,025	-	1,025
Greater Orlando Aviation Auth., 5.00%, 10/1/15 (6)	-	2,250	-	2,250	-	2,356	-	2,356
Highlands County HFA, Adventist Health System / Sunbelt, 5.00%, 11/15/18	1,600	-	-	1,600	1,644	-	-	1,644
Highlands County HFA, Adventist Health System / Sunbelt, 5.00%, 11/15/19	-	-	1,615	1,615	-	-	1,656	1,656
Highlands County HFA, Adventist Health System / Sunbelt, 5.00%, 11/15/21	-	1,100	-	1,100	-	1,123	-	1,123
Highlands County HFA, Adventist Health System / Sunbelt, 5.00%, 11/15/29 (Tender 11/16/09)	1,000	1,000	1,000	3,000	1,031	1,031	1,031	3,093
Hillsborough County Aviation Auth., 5.25%, 10/1/09 (5)(6)	1,055	-	1,000	2,055	1,101	-	1,043	2,144
Hillsborough County School Dist., 5.375%, 10/1/14 (Prerefunded 10/1/11) (5)(2)	-	1,500	-	1,500	-	1,615	-	1,615
Hillsborough County School Dist., Sales Tax, 5.00%, 10/1/20 (2)	750	1,975	1,000	3,725	787	2,072	1,049	3,908
Jacksonville, 5.375%, 10/1/17 (3)	-	1,000	-	1,000	-	1,069	-	1,069
Jacksonville, Excise Tax, 5.00%, 10/1/23 (5)	-	1,875	-	1,875	-	1,959	-	1,959
Jacksonville, Excise Tax, 5.25%, 10/1/19 (1)(4)	-	1,500	-	1,500	-	1,572	-	1,572
Jacksonville Electric Auth., 5.25%, 10/1/12 (Prerefunded 10/1/07) (2)	-	1,930	-	1,930	-	1,990	-	1,990
Jacksonville HFA, Baptist Health, 5.00%, 8/15/11 (1)	-	750	-	750	-	765	-	765
Jacksonville HFA, Genesis Hospital, 3.80%, 5/1/21	-	100	-	100	-	100	-	100
Kissimmee Utility Auth., 5.00%, 10/1/16 (5)	-	2,260	-	2,260	-	2,397	-	2,397
Kissimmee Water & Sewer, 5.50%, 10/1/11 (3)(8)	-	1,500	-	1,500	-	1,595	-	1,595
Lakeland Electric & Water, 6.55%, 10/1/07 (6)	-	1,095	-	1,095	-	1,137	-	1,137
Lee County, Solid Waste, 5.25%, 10/1/08 (5)(6)	-	1,650	2,000	3,650	-	1,702	2,063	3,765
Lee County IDA, Bonita Springs, 5.80%, 11/1/11 (1)(4)	-	1,325	-	1,325	-	1,348	-	1,348
Martin County, Utility, 5.50%, 10/1/16 (3)	-	1,260	-	1,260	-	1,368	-	1,368
Miami-Dade County, Parks, GO, 5.25%, 11/1/16 (1)	-	660	-	660	-	704	-	704
Miami-Dade County, Public Service Tax, 5.00%, 4/1/20 (1)	-	1,135	-	1,135	-	1,193	-	1,193
Miami-Dade County EFA, Univ. of Miami, 5.00%, 4/1/18 (5)	-	1,750	-	1,750	-	1,832	-	1,832
Middle Village Community Dev. Dist., 5.00%, 5/1/09	-	-	125	125	-	-	126	126
Orange County, 5.00%, 1/1/14 (4)	750	-	800	1,550	792	-	845	1,637
Orange County, Sales Tax, 5.125%, 1/1/16 (3)	-	2,580	-	2,580	-	2,718	-	2,718
Orange County HFA, Nemours Foundation, 5.00%, 1/1/20	-	1,245	-	1,245	-	1,300	-	1,300
Orlando-Orange County Expressway Auth., 6.50%, 7/1/10 (3)	-	1,000	-	1,000	-	1,104	-	1,104
Orlando-Orange County Expressway Auth., VRDN (Currently 3.75%) (3)	-	700	-	700	-	700	-	700
Osceola County, Tourist Dev., GO, 5.50%, 10/1/16 (3)	-	1,000	-	1,000	-	1,082	-	1,082
Palm Beach County, Criminal Justice Fac., 5.75%, 6/1/13 (3)	-	3,700	-	3,700	-	4,102	-	4,102
Paseo Community Dev. Dist., 5.00%, 2/1/11	475	-	575	1,050	479	-	579	1,058
Polk County, Transportation, 5.625%, 12/1/15 (Prerefunded 12/1/10) (6)(2)	-	500	-	500	-	543	-	543
Preserve at Wilderness Lake Community Dev. Dist., 5.00%, 5/1/09	-	-	65	65	-	-	65	65
Reedy Creek Improvement Dist., 5.00%, 10/1/15 (2)	-	1,230	2,000	3,230	-	1,309	2,128	3,437
Reedy Creek Improvement Dist., 5.00%, 10/1/20 (5)	-	1,025	-	1,025	-	1,074	-	1,074
Reedy Creek Improvement Dist., 5.125%, 10/1/14 (Prerefunded 10/1/09) (1)(2)	-	1,525	-	1,525	-	1,605	-	1,605
Reedy Creek Improvement Dist., GO, 5.00%, 6/1/17 (5)	-	1,775	-	1,775	-	1,844	-	1,844
Reedy Creek Improvement Dist., GO, 5.00%, 6/1/21 (5)	-	2,080	-	2,080	-	2,174	-	2,174
Reedy Creek Improvement Dist., GO, 5.375%, 6/1/15 (2)	1,250	-	750	2,000	1,334	-	800	2,134
Saint Augustine, 5.00%, 10/1/24 (5)	-	2,400	-	2,400	-	2,495	-	2,495
Seven Oaks Community Dev. Dist. II, 5.00%, 5/1/09	670	-	670	1,340	672	-	672	1,344
Venice Health Care, Bon Secours Health, 5.40%, 8/15/08 (1)	-	1,290	-	1,290	-	1,322	-	1,322
West Orange Healthcare Dist., 5.50%, 2/1/10	-	800	-	800	-	837	-	837
								133,375
Georgia 2.9%
Atlanta Airport, 5.00%, 1/1/27 (6)	1,400	-	1,400	2,800	1,442	-	1,442	2,884
Cobb County Hosp. Auth., Wellstar Health System, 5.25%, 4/1/17 (5)	1,080	-	1,000	2,080	1,159	-	1,073	2,232
Cobb-Marietta Water Auth., 5.50%, 11/1/14	765	-	750	1,515	841	-	824	1,665
Coweta County Residential Care Fac. for the Elderly, Wesley Woods of Newnan-Peachtree City, 7.625%, 10/1/06 (8)	-	-	90	90	-	-	91	91
Fulton County, Water & Sewer, 5.00%, 1/1/21 (3)	1,180	-	1,000	2,180	1,230	-	1,042	2,272
Georgia, GO, 5.00%, 5/1/18 (Prerefunded 5/1/12) (2)	-	-	1,000	1,000	-	-	1,061	1,061
Georgia Private Colleges & Univ. Auth., Emory Univ., 5.75%, 11/1/14 (Prerefunded 11/1/09) (2)	3,000	-	-	3,000	3,222	-	-	3,222
Georgia Private Colleges & Univ. Auth., Emory Univ., 5.75%, 11/1/18 (Prerefunded 11/1/10) (2)	-	-	1,955	1,955	-	-	2,131	2,131
Savannah Economic Dev. Auth., Savannah College of Art & Design, 6.80%, 10/1/19 (Prerefunded 10/1/09) (2)	-	-	200	200	-	-	221	221
								15,779
Hawaii 0.9%
Hawaii, GO, 5.50%, 2/1/11 (6)	-	-	1,050	1,050	-	-	1,128	1,128
Hawaii, GO, 6.00%, 3/1/07 (6)	1,805	-	-	1,805	1,839	-	-	1,839
Hawaii Dept. of Budget & Fin., Wilcox Memorial Hosp., 5.50%, 7/1/09	-	-	1,690	1,690	-	-	1,729	1,729
								4,696
Idaho 0.1%
Nez Perce County, PCR, IDRB, Potlatch Corp., 7.00%, 12/1/14	-	-	400	400	-	-	452	452
								452
Illinois 3.0%
Chicago, GO, 5.50%, 1/1/09 (1)	500	-	500	1,000	522	-	522	1,044
Chicago O'Hare Int'l Airport, 5.00%, 1/1/10 (1)	-	-	3,600	3,600	-	-	3,742	3,742
Chicago Park Dist., GO, 5.75%, 1/1/16 (3)	155	-	-	155	167	-	-	167
Chicago Park Dist., GO, 5.75%, 1/1/16 (Prerefunded) (3)	845	-	-	845	916	-	-	916
Chicago Water, 5.50%, 11/1/18 (Prerefunded 11/1/11) (2)(5)	1,500	-	500	2,000	1,625	-	542	2,167
Illinois, GO, 5.50%, 8/1/16 (1)	750	-	500	1,250	810	-	540	1,350
Illinois Dev. Fin. Auth., IDRB, Waste Management, 5.85%, 2/1/07 (4)	-	-	1,165	1,165	-	-	1,180	1,180
Illinois HFA, Edward Health Services, 5.00%, 2/15/09 (5)	-	-	500	500	-	-	515	515
Illinois HFA, Hinsdale Hosp., 7.00%, 11/15/19 (8)	-	-	260	260	-	-	272	272
Illinois HFA, Landing at Plymouth Place, 6.00%, 5/15/25	400	-	500	900	413	-	516	929
Metropolitan Pier & Exposition Auth., McCormick Place Expansion, 5.375%, 12/15/17 (3)	-	-	1,000	1,000	-	-	1,052	1,052
Metropolitan Pier & Exposition Auth., McCormick Place Expansion, 5.375%, 12/15/18 (3)	2,500	-	-	2,500	2,631	-	-	2,631
								15,965
Indiana 0.3%
Goshen, Greencroft Obligated Group, 5.20%, 8/15/06	-	-	750	750	-	-	752	752
Saint Joseph County, Holy Cross Village Notre Dame, 5.55%, 5/15/19	-	-	230	230	-	-	231	231
Saint Joseph County, Holy Cross Village Notre Dame, 6.00%, 5/15/26	250	-	-	250	260	-	-	260
Saint Joseph County, Madison Center, 5.25%, 2/15/07	-	-	295	295	-	-	297	297
								1,540
Kansas 0.4%
Johnson County, Union School Dist. #233, GO, 5.00%, 9/1/10 (3)	1,290	-	-	1,290	1,355	-	-	1,355
Wyandotte County Unified Gov't., 4.75%, 12/1/16	115	-	135	250	116	-	136	252
Wyandotte County Unified Gov't., 5.00%, 12/1/20	185	-	215	400	189	-	220	409
								2,016
Kentucky 0.1%
Kenton County Airport Board, Delta Airlines, 7.50%, 2/1/12 (4)	-	-	800	800	-	-	560	560
								560
Louisiana 0.6%
Hodge Utility, PCR, Stone Container, 7.45%, 3/1/24 (4)	-	-	200	200	-	-	224	224
Lafayette, Public Improvement Sales Tax, 5.00%, 3/1/18 (1)	-	-	1,250	1,250	-	-	1,304	1,304
Louisiana, GO, 5.00%, 8/1/18 (1)	750	-	950	1,700	786	-	995	1,781
								3,309
Maryland 4.8%
Anne Arundel County, GO, 5.00%, 3/1/17	2,000	-	2,110	4,110	2,121	-	2,238	4,359
Baltimore Convention Center Hotel, 5.00%, 9/1/16	355	-	400	755	354	-	399	753
Charles County, GO, 5.00%, 3/1/13	-	-	1,810	1,810	-	-	1,931	1,931
Maryland DOT, 5.00%, 5/1/08	-	-	2,000	2,000	-	-	2,052	2,052
Maryland Economic Dev. Corp., Aviation Administration, 5.50%, 6/1/13 (4)(6)	2,000	-	1,250	3,250	2,164	-	1,352	3,516
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt, 7.625%, 12/1/22	375	-	375	750	401	-	401	802
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt, 7.73%, 12/1/27	400	-	400	800	429	-	429	858
Maryland Energy Fin. Administration, Baltimore Wastewater 6.30%, 12/1/10 (4)	-	-	250	250	-	-	258	258
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/13	-	-	2,065	2,065	-	-	2,156	2,156
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/14	500	-	-	500	525	-	-	525
Maryland HHEFA, Peninsula Regional Medical Center, 5.00%, 7/1/16	1,200	-	-	1,200	1,262	-	-	1,262
Maryland HHEFA, Peninsula Regional Medical Center, 5.00%, 7/1/19	-	-	1,415	1,415	-	-	1,474	1,474
Montgomery County, GO, 5.25%, 10/1/14	1,200	-	1,500	2,700	1,291	-	1,614	2,905
Northeast Maryland Waste Disposal Auth., Solid Waste, 5.50%, 4/1/11 (4)(5)	1,135	-	250	1,385	1,210	-	266	1,476
Univ. of Maryland, Auxilary Fac. & Tuition, 5.00%, 4/1/09	850	-	565	1,415	881	-	585	1,466
								25,793
Massachusetts 1.3%
Massachusetts, 5.25%, 10/1/22 (Prerefunded 10/1/13) (2)	800	-	500	1,300	859	-	537	1,396
Massachusetts, 5.75%, 9/1/14 (Prerefunded 9/1/09) (2)	2,000	-	-	2,000	2,140	-	-	2,140
Massachusetts, GO, 5.00%, 8/1/10 (5)(8)	-	-	75	75	-	-	78	78
Massachusetts, GO, 5.00%, 8/1/10 (5)	-	-	1,425	1,425	-	-	1,493	1,493
Massachusetts Water Pollution Abatement Trust, 6.00%, 8/1/15 (Prerefunded 8/1/09) (2)	280	-	190	470	302	-	205	507
Massachusetts Water Pollution Abatement Trust, 6.00%, 8/1/15	920	-	610	1,530	990	-	657	1,647
								7,261
Michigan 1.9%
Detroit City School Dist., 5.50%, 5/1/18 (Prerefunded 5/1/12) (2)(6)	750	-	1,000	1,750	815	-	1,086	1,901
Detroit City School Dist., Building & Site Improvement, GO 5.00%, 5/1/08 (3)	500	-	500	1,000	512	-	512	1,024
Michigan Hosp. Fin. Auth., Ascension Health, 5.30%, 11/15/33 (Tender 11/15/06)	1,200	-	1,000	2,200	1,209	-	1,008	2,217
Michigan Hosp. Fin. Auth., Mercy Health Services, 5.00%, 8/15/12 (8)	-	-	1,395	1,395	-	-	1,429	1,429
Michigan Municipal Bond Auth., Clean Water, 5.00%, 10/1/22	1,000	-	1,000	2,000	1,051	-	1,051	2,102
Wayne County Charter Airport, 5.25%, 12/1/11 (1)(4)	500	-	1,000	1,500	518	-	1,035	1,553
								10,226
Minnesota 0.4%
Minneapolis-St. Paul Metropolitan Airport Commission, 5.50%, 1/1/17 (3)	1,000	-	1,000	2,000	1,060	-	1,060	2,120
								2,120
Missouri 0.4%
Good Shepherd Nursing Home Dist., 5.45%, 8/15/08	-	-	260	260	-	-	262	262
St. Louis Municipal Fin. Corp., City Justice Center, 5.375%, 2/15/14 (5)	1,115	-	750	1,865	1,196	-	805	2,001
								2,263
Nebraska 0.2%
Univ. of Nebraska Board of Regents, Student Fees, 5.00%, 7/1/28	-	-	1,000	1,000	-	-	1,020	1,020
								1,020
Nevada 2.1%
Clark County, GO, 5.50%, 6/1/16 (3)	1,200	-	800	2,000	1,289	-	859	2,148
Clark County, IDRB, PCR, Southwest Gas, 5.45%, 3/1/38 (Tender 3/1/13)	700	-	-	700	730	-	-	730
Clark County, IDRB, PCR, Southwest Gas, 5.80%, 3/1/38 (Tender 3/1/13) (4)	-	-	500	500	-	-	532	532
Clark County School Dist., GO, 5.00%, 6/15/16 (6)	1,170	-	1,400	2,570	1,229	-	1,471	2,700
Clark County School Dist., GO, 5.00%, 6/15/19 (3)	1,500	-	3,000	4,500	1,574	-	3,148	4,722
Nevada Dept. of Business & Industry, Las Ventanas , 6.75%, 11/15/23	200	-	200	400	205	-	205	410
								11,242
New Jersey 2.4%
New Jersey, TRAN, GO, 4.50%, 6/23/06	-	-	2,000	2,000	-	-	2,002	2,002
New Jersey Economic Dev. Auth., School Fac. Construction 5.25%, 3/1/15	1,000	-	1,000	2,000	1,075	-	1,075	2,150
New Jersey Economic Dev. Auth., Winchester Gardens, 8.625%, 11/1/25 (Prerefunded 11/1/06) (2)	-	-	210	210	-	-	219	219
New Jersey HFFA, Childrens Specialized Hosp., 5.00%, 7/1/12	-	-	400	400	-	-	410	410
New Jersey HFFA, Children`s Specialized Hospital, 5.00%, 7/1/14	600	-	-	600	610	-	-	610
New Jersey HFFA, Childrens Specialized Hosp., 5.00%, 7/1/18	-	-	400	400	-	-	401	401
New Jersey HFFA, Saint Clares Hosp., 5.25%, 7/1/14 (1)	-	-	1,440	1,440	-	-	1,550	1,550
New Jersey Transportation Trust Fund Auth., 5.25%, 12/15/09 (1)	-	-	1,500	1,500	-	-	1,575	1,575
New Jersey Transportation Trust Fund Auth., 5.75%, 6/15/11 (8)	2,400	-	1,000	3,400	2,623	-	1,093	3,716
Salem County Pollution Control Fin. Auth., PCR, PSEG Power 5.75%, 4/1/31 (4)	-	-	200	200	-	-	211	211
								12,844
New Mexico 0.3%
Sandoval County, IDRB, Intel Corp., 5.00%, 6/1/20	1,000	-	625	1,625	1,035	-	647	1,682
								1,682
New York 8.4%
Albany Parking Auth., 5.25%, 10/15/12	430	-	285	715	447	-	296	743
Dormitory Auth. of the State of New York, Mental Health Services, 5.00%, 2/15/19 (3)	1,500	-	1,500	3,000	1,567	-	1,567	3,134
Dormitory Auth. of the State of New York, Mount Sinai NYU Health, 5.00%, 7/1/11	300	-	400	700	303	-	404	707
Dormitory Auth. of the State of New York, Nyack Hosp., 6.00%, 7/1/06	-	-	55	55	-	-	55	55
Dormitory Auth. of the State of New York, Personal Income Tax 5.00%, 3/15/20 (6)	500	-	500	1,000	523	-	523	1,046
Dormitory Auth. of the State of New York, State Univ., 5.25%, 7/1/19 (1)	1,000	-	1,200	2,200	1,075	-	1,290	2,365
New York City, GO, 5.00%, 8/1/14	-	-	1,500	1,500	-	-	1,583	1,583
New York City, GO, 5.00%, 4/1/20	2,000	-	2,000	4,000	2,070	-	2,070	4,140
New York City, GO, 5.00%, 8/1/21	1,500	-	2,050	3,550	1,552	-	2,120	3,672
New York City, GO, 5.25%, 8/1/11	2,000	-	1,500	3,500	2,125	-	1,594	3,719
New York City Housing Dev. Corp., HUD Capital Funding Program, 5.00%, 7/1/19 (3)	500	-	1,000	1,500	521	-	1,043	1,564
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	600	-	600	1,200	629	-	629	1,258
New York City IDA, Terminal One Group, 5.00%, 1/1/12 (4)	1,475	-	1,775	3,250	1,523	-	1,833	3,356
New York City IDA, Terminal One Group, 5.50%, 1/1/24 (4)	500	-	500	1,000	525	-	525	1,050
New York City IDA, IDRB, American Airlines, 7.625%, 8/1/25 (4)	450	-	550	1,000	492	-	602	1,094
New York City Transitional Fin. Auth., 5.00%, 11/1/14	2,000	-	2,000	4,000	2,131	-	2,131	4,262
New York State Environmental Fac. Corp., New York City Municipal Water Fin. Auth., 6.875%, 6/15/10	-	-	50	50	-	-	50	50
New York State Housing Fin. Agency, 5.85%, 9/15/09	-	-	300	300	-	-	308	308
New York State Mortgage Agency, Single Family, 5.80%, 10/1/06 (4)	-	-	500	500	-	-	503	503
Port Auth. of New York & New Jersey, 5.875%, 9/15/15 (3)(4)	-	-	1,000	1,000	-	-	1,018	1,018
Tobacco Settlement Fin. Corp., 5.00%, 6/1/07	1,000	-	1,000	2,000	1,012	-	1,012	2,024
Tobacco Settlement Fin. Corp., 5.50%, 6/1/16	1,500	-	1,500	3,000	1,593	-	1,593	3,186
Tobacco Settlement Fin. Corp., 5.50%, 6/1/19 (3)	1,750	-	1,330	3,080	1,894	-	1,439	3,333
TSASC, Tobacco Settlement, 5.75%, 7/15/32 (Prerefunded 7/15/12) (2)	500	-	500	1,000	550	-	550	1,100
								45,270
North Carolina 0.7%
North Carolina Eastern Municipal Power Agency, 5.50%, 1/1/12	1,200	-	-	1,200	1,283	-	-	1,283
North Carolina Eastern Municipal Power Agency, 6.70%, 1/1/19	-	-	700	700	-	-	761	761
North Carolina Municipal Power Agency #1, Catawba Electric, 5.50%, 1/1/13	1,000	-	750	1,750	1,066	-	800	1,866
								3,910
Ohio 1.1%
Cuyahoga County Hosp., Cleveland Clinic Obligation Group, 6.00%, 1/1/32	1,250	-	1,250	2,500	1,373	-	1,373	2,746
Dayton, IDRB, Emery Air Freight, 6.05%, 10/1/09	-	-	625	625	-	-	666	666
Ohio Air Quality Dev. Auth., Ohio Edison, 3.35%, 6/1/33 (Tender 6/1/06)	1,250	-	1,250	2,500	1,249	-	1,249	2,498
								5,910
Oklahoma 0.7%
Oklahoma Dev. Fin. Auth., Inverness Village, 8.00%, 2/1/32	500	-	605	1,105	510	-	617	1,127
Oklahoma Transportation Auth., 5.25%, 1/1/16 (5)	1,285	-	1,000	2,285	1,370	-	1,066	2,436
								3,563
Oregon 0.5%
Oregon DOT, 5.50%, 11/15/14 (Prerefunded 11/15/12) (2)	1,330	-	1,000	2,330	1,452	-	1,092	2,544
								2,544
Pennsylvania 1.9%
Allegheny County Sanitary Auth., 5.75%, 12/1/16 (Prerefunded 12/1/10) (1)(2)	-	-	1,410	1,410	-	-	1,531	1,531
Cumberland County Municipal Auth., Wesley Affiliated Services, 7.125%, 1/1/25	-	-	400	400	-	-	436	436
Pennsylvania, GO, 5.00%, 7/1/13 (3)	1,000	-	1,000	2,000	1,064	-	1,064	2,128
Pennsylvania, GO, 5.75%, 1/15/09	-	-	1,000	1,000	-	-	1,052	1,052
Pennsylvania Intergov't. Cooperative Auth., 5.25%, 6/15/13 (3)	750	-	750	1,500	781	-	781	1,562
Philadelphia Auth. for Ind. Dev., Paul's Run Retirement Community, 5.85%, 5/15/13	-	-	500	500	-	-	511	511
Philadelphia Auth. for Ind. Dev., Philadelphia Airport, 5.25%, 7/1/08 (3)(4)	610	-	600	1,210	628	-	618	1,246
Souderton Area School Dist., GO, 5.00%, 11/15/18 (3)	-	-	1,700	1,700	-	-	1,788	1,788
								10,254
Puerto Rico 3.6%
Gov't. Dev. Bank of Puerto Rico, TECP, GO, 4.85%, 10/24/06	-	-	550	550	-	-	550	550
Puerto Rico, GO, 5.50%, 7/1/18 (6)	-	2,000	-	2,000	-	2,216	-	2,216
Puerto Rico Electric Power Auth., 5.25%, 7/1/12 (6)	-	-	1,000	1,000	-	-	1,077	1,077
Puerto Rico Electric Power Auth., 5.25%, 7/1/14 (1)	-	2,000	-	2,000	-	2,089	-	2,089
Puerto Rico Infrastructure Fin Auth., Excise Taxes, 5.50%, 7/1/16 (5)	1,750	1,500	1,750	5,000	1,935	1,659	1,935	5,529
Puerto Rico Infrastructure Fin. Auth., Excise Taxes, 5.50%, 7/1/17 (5)	-	1,000	-	1,000	-	1,107	-	1,107
Puerto Rico Ind., Tourist, Ed., Medical & Environmental Fac., Ascension Health, 6.375%, 11/15/15	-	750	-	750	-	827	-	827
Puerto Rico Municipal Fin. Agency, 5.875%, 8/1/14 (Prerefunded 8/1/09) (6)(2)	-	1,500	-	1,500	-	1613	-	1,613
Puerto Rico Public Fin. Corp., 5.50%, 8/1/29 (Prerefunded 2/1/12) (2)	2,000	-	2,000	4,000	2,168	-	2,168	4,336
								19,344
Rhode Island 0.1%
Central Falls Detention Fac. Corp., 7.25%, 7/15/35	200	-	200	400	218	-	218	436
								436
South Carolina 1.9%
Charleston Water & Sewer, 5.125%, 1/1/13	500	-	500	1,000	535	-	535	1,070
South Carolina, School Fac., GO, 5.75%, 1/1/08	995	-	1,000	1,995	1,029	-	1,034	2,063
South Carolina Public Service Auth., 5.50%, 1/1/12 (6)	2,500	-	1,000	3,500	2,707	-	1,083	3,790
South Carolina Transportation Infrastructure Bank, 5.50%, 10/1/12 (Prerefunded 10/1/09) (2)(5)	1,040	-	1,000	2,040	1,107	-	1,064	2,171
South Carolina Transportation Infrastructure Bank, 5.50%, 10/1/15 (5)	-	-	1,240	1,240	-	-	1,336	1,336
								10,430
Tennessee 1.2%
Memphis-Shelby County Airport Auth., 6.25%, 2/15/11 (1)(4)	700	-	200	900	767	-	219	986
Metropolitan Nashville & Davidson County HEFA, Vanderbilt Univ., 5.00%, 10/1/44 (Tender 4/1/10) (1)	-	-	2,000	2,000	-	-	2,078	2,078
Shelby County, Public Improvement, GO, 5.00%, 3/1/11 (6)	-	-	2,275	2,275	-	-	2,399	2,399
Tennessee Housing Dev. Agency, Single Family, 4.95%, 7/1/10 (4)	-	-	420	420	-	-	431	431
Tennessee Housing Dev. Agency, Single Family, 5.05%, 7/1/11 (4)	-	-	355	355	-	-	364	364
								6,258
Texas 9.8%
Abilene Health Fac. Dev. Corp., Sears Methodist Retirement System Obligation Group, 5.40%, 11/15/09	-	-	845	845	-	-	869	869
Austin, Water & Waste, 5.00%, 5/15/21 (1)	1,750	-	2,000	3,750	1,819	-	2,078	3,897
Dallas/Fort Worth Airport, 6.10%, 11/1/20 (3)(4)	-	-	1,500	1,500	-	-	1,593	1,593
Harris County, GO, 5.00%, 10/1/23	-	-	400	400	-	-	412	412
Harris County Health Fac. Dev. Corp., Texas Childrens Hosp., 5.375%, 10/1/12	1,345	-	800	2,145	1,407	-	837	2,244
Harris County Health Fac. Dev. Corp., Texas Childrens Hosp., VRDN (Currently 3.82%) (1)	-	-	2,500	2,500	-	-	2,500	2,500
Houston, GO, 5.375%, 3/1/12 (Prerefunded 3/1/11) (2)(6)	1,800	-	1,200	3,000	1,921	-	1,281	3,202
Houston Airport IDRB, Continental Airlines, 6.75%, 7/1/29 (4)	-	-	135	135	-	-	137	137
Houston Independent School Dist., GO, 5.00%, 7/15/20 (6)	1,500	-	1,800	3,300	1,565	-	1,878	3,443
Houston Water & Sewer, 5.00%, 11/15/16 (6)	1,500	-	1,500	3,000	1,587	-	1,587	3,174
Houston Water & Sewer, 5.25%, 5/15/22 (6)	-	-	1,850	1,850	-	-	1,954	1,954
Lower Colorado River Auth., 5.75%, 5/15/11 (6)	2,000	-	1,370	3,370	2,125	-	1,456	3,581
Lower Colorado River Auth., 5.875%, 5/15/14 (6)	1,750	-	-	1,750	1,866	-	-	1,866
North East Independent School Dist., 6.00%, 2/1/16 (Prerefunded 2/1/10) (2)	1,200	-	1,100	2,300	1,294	-	1,186	2,480
Sabine River Auth., PCR, TXU Energy, 5.50%, 5/1/22 (Tender 11/1/11)	-	-	170	170	-	-	180	180
Sabine River Auth., PCR, TXU Energy, 6.15%, 8/1/22	400	-	250	650	435	-	272	707
San Antonio, 5.00%, 8/1/10 (8)	25	-	-	25	26	-	-	26
San Antonio, 5.50%, 2/1/19 (Prerefunded 2/1/12) (2)	10	-	5	15	11	-	5	16
San Antonio, GO, 5.00%, 8/1/10	1,475	-	-	1,475	1,544	-	-	1,544
San Antonio, GO, 5.50%, 2/1/19	990	-	495	1,485	1,060	-	530	1,590
San Antonio Electric & Gas, 5.00%, 2/1/07	500	-	1,000	1,500	505	-	1,010	1,515
Tarrant County Health Fac. Dev. Corp., Baylor Health Care, 5.375%, 11/15/21	-	-	1,000	1,000	-	-	1,053	1,053
Tarrant County Health Fac. Dev. Corp., Texas Health Resources, 5.75%, 2/15/10 (1)	2,500	-	500	3,000	2,624	-	525	3,149
Texas, TRAN, GO, 4.50%, 8/31/06	-	-	4,000	4,000	-	-	4,010	4,010
Texas Dept. of Housing & Community Affairs, Single-Family, 5.75%, 3/1/10 (1)	590	-	-	590	604	-	-	604
Texas Turnpike Auth., 5.00%, 6/1/08	-	-	1,000	1,000	-	-	1,025	1,025
Univ. of Texas, Board of Regents, 5.00%, 8/15/33	1,500	-	1,500	3,000	1,532	-	1,532	3,064
Univ. of Texas, Board of Regents, 5.25%, 8/15/17	-	-	2,950	2,950	-	-	3,151	3,151
								52,986
Utah 0.0%
Utah Housing Fin. Agency, Single-Family, 6.00%, 7/1/10 (4)	100	-	-	100	100	-	-	100
								100
Virgin Islands 0.3%
Virgin Islands PFA, 5.25%, 10/1/20	500	-	500	1,000	526	-	526	1,052
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (4)	-	-	200	200	-	-	217	217
Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 (4)	-	-	150	150	-	-	165	165
								1,434
Virginia 6.3%
Arlington County, Public Improvement, GO, 5.00%, 5/15/17	700	-	800	1,500	744	-	851	1,595
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/13 (Prerefunded 7/1/11) (2)	1,000	-	1,000	2,000	1,085	-	1,085	2,170
Charles City County IDA, IDRB, Waste Management, 6.25%, 4/1/27 (Tender 4/1/12) (4)	250	-	250	500	273	-	272	545
Chesterfield County IDA, Virginia Electric & Power, 5.875%, 6/1/17	500	-	500	1,000	537	-	537	1,074
Fairfax County, Public Improvement, GO, 5.25%, 4/1/13	1,300	-	1,500	2,800	1,408	-	1,624	3,032
Fairfax County, Sewer, 5.00%, 7/15/27	1,045	-	1,350	2,395	1,083	-	1,400	2,483
Greater Richmond Convention Center, 5.00%, 6/15/16 (1)	-	-	2,000	2,000	-	-	2,108	2,108
Leesburg, Public Improvement, GO, 5.50%, 1/15/11 (3)	1,145	-	-	1,145	1,233	-	-	1,233
Loudoun County IDA, Falcons Landing, 6.00%, 8/1/24	-	-	250	250	-	-	263	263
Loudoun County IDA, Loudoun Hosp. Center, 6.10%, 6/1/32 (Prerefunded 6/1/12) (2)	500	-	500	1,000	559	-	559	1,118
Pocahontas Parkway Assoc., 5.50%, 8/15/28	300	-	400	700	306	-	407	713
Portsmouth, Public Improvement, 5.50%, 6/1/14 (Prerefunded 6/1/08) (2)(3)	865	-	580	1,445	897	-	601	1,498
Portsmouth, Public Improvement, GO, 5.50%, 6/1/14 (3)	335	-	220	555	346	-	227	573
Virginia Beach, Public Improvement, GO, 5.00%, 1/15/10	-	-	2,200	2,200	-	-	2,297	2,297
Virginia Biotechnology Research Park Auth., 5.25%, 9/1/12	1,705	-	1,000	2,705	1,817	-	1,066	2,883
Virginia College Building Auth., Public Higher Ed. Fin. Program, 5.00%, 9/1/16	1,750	-	1,600	3,350	1,847	-	1,689	3,536
Virginia College Building Auth., Public Higher Ed. Fin. Program, 5.50%, 9/1/14 (Prerefunded 9/1/10) (2)	2,070	-	1,000	3,070	2,216	-	1,070	3,286
Virginia Port Auth., 5.50%, 7/1/13 (4)(6)	-	-	2,590	2,590	-	-	2,797	2,797
Virginia Port Auth., 5.50%, 7/1/07 (4)	1,060	-	-	1,060	1,082	-	-	1,082
								34,286
Washington 0.7%
King County, GO, 5.25%, 12/1/07	-	-	1,500	1,500	-	-	1,536	1,536
Port of Seattle, 5.25%, 7/1/07 (1)(4)	-	-	1,000	1,000	-	-	1,016	1,016
Washington Health Care Fac. Auth., Virginia Mason Medical Center, 6.00%, 8/15/08 (1)	500	-	500	1,000	524	-	524	1,048
								3,600
Wisconsin 0.2%
Wisconsin HEFA, Froedert & Community Health, 5.625%, 10/1/11	600	-	400	1,000	637	-	425	1,062
								1,062

Total Municipal Securities (Cost $533,472)								537,958

Total Investments in Securities
99.4% of Net Assets (Cost $107,236, $183,231, $243,005 and $533,472 respectively)								$185,490	$108,925	$243,543	$537,958

* Denominated in U.S. dollars unless otherwise noted
(1) Insured by MBIA Insurance Corp.
(2) Prerefunded date is used in determining portfolio maturity.
(3) Insured by Financial Guaranty Insurance Company
(4) Interest subject to alternative minimum tax
(5) Insured by AMBAC Assurance Corp.
(6) Insured by Financial Security Assurance Inc.
(7) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts of $725 and represents 0.02% of net assets.
(8) Escrowed to maturity
COP - Certificate of Participation
DOT - Department of Transportation
EFA - Educational Facility Authority
GO - General Obligation
HEFA - Health & Educational Facility Authority
HFA - Health Facility Authority
HFC - Housing Finance Corp.
HFFA - Health Facility Financing Authority
HHEFA - Health & Higher Educational Facility Authority
IDA - Industrial Development Authority/Agency
IDRB - Industrial Development Revenue Bond
PCR - Pollution Control Revenue
PFA - Public Finance Authority
TECP - Tax-Exempt Commercial Paper
TRAN - Tax Revenue Anticipation Note

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FLORIDA INTERMEDIATE TAX-FREE FUND
T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND
T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2006
UNAUDITED

Dollar amounts in thousands (except shares and per-share amounts)

	TRP Florida Intermediate Tax-Free Fund	TRP Tax-Free Intermediate Bond Fund	Summit Municipal Intermediate Fund	Pro Forma Adjustments (A)	Summit Municipal Intermediate Fund Pro Forma Combined
Assets
Investments in securities, at cost	$ 107,236	$ 183,231	$ 243,005		$ 533,472
Net unrealized gain (loss) on securities	1,689	2,259	538		4,486
Investments in securities, at value	108,925	185,490	243,543		537,958
Other assets	1,573	4,419	5,452		11,444
Total assets	110,498	189,909	248,995		549,402

Liabilities
Other liabilities	431	2,313	5,506		8,250
Total liabilities	431	2,313	5,506		8,250

NET ASSETS	$ 110,067	$ 187,596	$ 243,489		$ 541,152

Net Assets Consist of:
Accumulated net investment income - net of distributions	$ --	$ 62	$ 12		$ 74
Accumulated net realized gain/loss - net of distributions	(500)	(738)	(1,091)		(2,329)
Net unrealized gain (loss)	1,689	2,259	538		4,486
Paid-in-capital applicable to $0.0001 par value per share capital stock outstanding; 4,000,000,000 shares of the Corporation authorized			244,030		244,030
Paid-in-capital applicable to $0.01 par value per share capital stock outstanding; 1,000,000,000 shares authorized		186,013			186,013
Paid-in-capital applicable to no par value per share of beneficial interest; unlimited shares authorized	108,878				108,878

NET ASSETS	$ 110,067	$ 187,596	$ 243,489		$ 541,152

FUND SHARES OUTSTANDING	10,356,146	17,083,687	22,636,757	216,398	50,292,988

NET ASSET VALUE PER SHARE	$ 10.63	$ 10.98	$ 10.76		$ 10.76

The accompanying notes are an integral part of these pro forma combined financial statements.

T. ROWE PRICE FLORIDA INTERMEDIATE TAX-FREE FUND
T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND
T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND
PRO FORMA COMBINED STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 2006
UNAUDITED

Amounts in thousands

	TRP Florida Intermediate Tax-Free Fund	TRP Tax-Free Intermediate Bond Fund	Summit Municipal Intermediate Fund	Pro Forma Adjustments		Summit Municipal Intermediate Fund Pro Forma Combined

Investment Income
Income
Interest	$ 4,812	$ 7,922	$ 9,008			$ 21,742
Total income	4,812	7,922	9,008			21,742

Expenses
Investment management and administrative	--	--	1,101	$ 1,488	Note 2B	2,589
Investment management	400	674	--	(1,074)	Note 2C	--
Shareholder servicing	53	157	--	(210)	Note 2C	--
Custody and accounting	95	115	--	(210)	Note 2C	--
Prospectus and shareholder reports	22	29	--	(51)	Note 2C	--
Legal and audit	15	16	--	(31)	Note 2C	--
Registration	7	40	--	(47)	Note 2C	--
Trustees or Directors	6	6	--	(12)	Note 2C	--
Proxy and annual meeting	2	5	--	(7)	Note 2C	--
Miscellaneous	7	10	--	(17)	Note 2C	--
Total expenses	607	1,052	1,101	(171)		2,589
Expenses paid indirectly	(3)	(2)	--	5	Note 2C	--
Net expenses	604	1,050	1,101	(166)		2,589
Net investment income	4,208	6,872	7,907	166		19,153

Realized and Unrealized Gain (Loss)
Net realized loss
Securities	(16)	(57)	(202)			(275)
Futures	--	(69)	(65)			(134)
Net realized loss	(16)	(126)	(267)			(409)
Change in net unrealized gain (loss)
Securities	(3,145)	(4,252)	(4,456)			(11,853)
Futures	--	--	11			11
Change in net unrealized loss	(3,145)	(4,252)	(4,445)			(11,842)
Net realized and unrealized loss	(3,161)	(4,378)	(4,712)			(12,251)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 1,047	$ 2,494	$ 3,195	$ 166		$ 6,902

The accompanying notes are an integral part of these pro forma combined financial statements.

T. ROWE PRICE FLORIDA INTERMEDIATE TAX-FREE FUND
T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND
T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND
NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
April 30, 2006
UNAUDITED

Note 1 — Proposed Transaction

T. Rowe Price Summit Municipal Intermediate Fund ("Summit" or the "Acquiring Fund"), a series of T. Rowe Price Summit Municipal Funds, Inc., has proposed to acquire substantially all of the assets of the T. Rowe Price Florida Intermediate Tax-Free Fund ("Florida Intermediate Fund"), a series of T. Rowe Price State Tax-Free Income Trust, and the T. Rowe Price Tax-Free Intermediate Bond Fund, Inc. ("Intermediate Bond Fund"), (collectively, the "Target Funds") in a tax-free reorganization (the "Proposed Mergers"). Each Proposed Merger is subject to approval of the Agreement and Plan of Reorganization ("Agreement") by the shareholders of that Target Fund; however, the Proposed Merger of a Target Fund is not contingent upon approval by the other Target Fund.

Under the terms of the Agreement, the Acquiring Fund would acquire substantially all of the assets of the Target Funds in exchange for shares of the Acquiring Fund at net asset value on the Valuation Date (as defined in the Agreement). Shareholders of each Target Fund would receive shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of their respective Target Fund shares on the Valuation Date. The result of the Proposed Merger would be complete liquidation of both Target Funds.

Note 2 — Basis of Presentation

The pro forma financial statements are intended to provide the shareholders of Florida Intermediate Fund, Intermediate Bond Fund, and Summit with information about the impact of the Proposed Mergers by showing how the Proposed Mergers might have affected historical financial statements if the transactions had been consummated at an earlier date. The accompanying pro forma combined Portfolios of Investments and Statements of Assets and Liabilities have been presented as if the Proposed Mergers had taken place on April 30, 2006, and the pro forma combined Statements of Operations have been presented for the twelve-month period ended April 30, 2006 as if the Proposed Mergers had taken place on May 1, 2005. The pro forma information is based upon historical financial statement data giving effect to the pro forma adjustments described below. The accounting and valuation policies of the Target Funds and the Acquiring Fund are identical. The pro forma financial statements should be read in conjunction with the separate financial statements of Florida Intermediate Fund and Intermediate Bond Fund, as of and for the year dated February 28, 2006, and of Summit, as of and for the six-months ended April 30, 2006; all such financial statements are incorporated by reference into this Statement of Additional Information.

The pro forma combined Statements of Operations reflect the following adjustments:

A change in the number of fund shares outstanding as a result of the difference in per-share net asset value between each Target Fund and the Acquiring Fund. Note that the par value and number of shares authorized and outstanding also changed to conform to that of the Acquiring Fund.

A net increase in management and administrative expense reflecting: 1) the increase from the Florida Intermediate and Intermediate Bond Funds` effective management fee rate of 0.36% (0.05% individual fund fee and 0.31% group fee) to Summit`s all-inclusive management and administrative fee rate of 0.50%, and 2) a decrease in each Target Funds` ratio of total expenses to average net assets (0.57% for Intermediate Bond Fund and 0.55% for Florida Intermediate Fund) relative to Summit`s 0.50% all-inclusive fee rate.

A decrease in expense reflecting the elimination of individual operating expenses of the Target Funds upon adoption of Summit`s all-inclusive management and administrative fee structure.

Note 3 — Valuation

The Acquiring Fund (and each Target Fund) values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund`s Board of Directors.

Note 4 — Tax Considerations

The Proposed Mergers are intended to qualify as a tax-free reorganization for federal income tax purposes; accordingly, no gain or loss is expected to be recognized by the funds or their shareholders. Further, the historical cost of the investment securities transferred to the Acquiring Fund would carry forward from the Target Funds.

No restrictions on the timing or amount of capital loss carryforwards are expected to result from the Proposed Mergers. At October 31, 2005, Summit`s most recent tax year-end, the Acquiring Fund had $577,000 of capital loss carryforwards. As of February 28, 2006, the Target Funds` most recent tax year-end, Florida Intermediate Fund had $180,000 of capital loss carryforwards and Intermediate Bond Fund had $158,000 of capital loss carryforwards. Capital loss carryforwards would be determined for each Target Fund as of the date of the Proposed Merger, and the amount is subject to change based on the Target Funds` transactions in investment securities and fluctuation in market values.

September 5, 2006

Dear Shareholder:

We cordially invite you to attend a special meeting of shareholders of the T. Rowe Price Tax-Free Intermediate Bond Fund, Inc. ("Tax-Free Intermediate Fund") on Wednesday, October 18, 2006. The purpose of the meeting is to vote on a proposed transaction involving your fund recommended by your fund`s Board of Directors. Under the transaction, you would become a shareholder of the T. Rowe Price Summit Municipal Intermediate Fund ("Municipal Intermediate Fund"). The value of your account in the Municipal Intermediate Fund will be the same as it was in the Tax-Free Intermediate Fund on the day of the transaction. The reasons we are recommending this transaction are briefly summarized below. The accompanying proxy statement contains detailed information on the transaction and comparisons of the funds. We ask you to read the enclosed information carefully and register your vote.

The directors and management of the Tax-Free Intermediate Fund considered the following in making their recommendation:

The Municipal Intermediate Fund seeks the highest level of income exempt from federal income taxes. The investment programs of the two funds are very similar in terms of maturity (they are both intermediate bond funds), and there is considerable overlap in the positions held in both portfolios. Although the Municipal Intermediate Fund can invest somewhat more than the Tax-Free Intermediate Fund in below investment-grade bonds (10% vs. 5%), each fund seeks to achieve its investment objective in a manner consistent with moderate price fluctuation. (A comparative summary of the funds is set forth in detail in the accompanying proxy statement.)

The Municipal Intermediate Fund has a lower expense ratio than the Tax-Free Intermediate Fund (0.50% vs. 0.57%). The larger Municipal Intermediate Fund that would result from this transaction also should benefit from efficiencies in terms of investing, trading, and execution. In addition, while there is no guarantee it would continue, the performance of the Municipal Intermediate Fund has been consistently better than the Tax-Free Intermediate Fund.

Average Annual Total Returns
Periods ended June 30, 2006	1 year	3 years	5 years	10 years
Tax-Free Intermediate	0.40%	1.89%	3.87%	4.71%
Municipal Intermediate	0.51	2.25	4.13	5.00

The Municipal Intermediate Fund currently requires a minimum investment of $25,000 for new accounts. If your account is below $25,000, it will be "grandfathered" into the Municipal Intermediate Fund, and this minimum will not apply to you when the funds are combined. (Any new account you open in the Municipal Intermediate Fund will be subject to the $25,000 minimum.)

Each fund limits its investments in bonds subject to the alternative minimum tax so that no more than 20% of the fund`s income will be derived from such bonds. (While there is no current intention to do so, the Directors of the Municipal Intermediate Fund could change this policy to invest an unlimited amount in such bonds.)

The transaction will not create any tax liabilities for you; the exchange of shares is tax-free. As a shareholder in the Tax-Free Intermediate Fund, you will carry over your cost basis and holding periods which will apply to shares you will hold in the Municipal Intermediate Fund.

The services you have selected for the Tax-Free Intermediate Fund would apply to your account in the Municipal Intermediate Fund, including the reinvestment or distribution of your monthly dividends.

For all the reasons discussed, T. Rowe Price and the directors of your fund believe your interests will be better served over time by voting for this transaction. If the proposal for your fund is approved on October 18, the transaction will take place shortly thereafter, and you will own shares of equal value in the Municipal Intermediate Fund.

We realize it may be difficult for you to attend the meeting to vote your shares; however, we need your vote. You may vote by mail, telephone, or through the Internet, as explained on the enclosed card. By voting promptly, you help avoid the expense of additional mailings.

Your vote is extremely important. If you have any questions, please call us at 1-800-541-5910.

Sincerely,

/c/Edward C. Bernard
Edward C. Bernard
Chairman of the Board

T. Rowe Price Tax-Free Intermediate Bond Fund, Inc.

Notice of Special Meeting of Shareholders

T. Rowe Price Funds

100 East Pratt Street

Baltimore, Maryland 21202

Patricia B. Lippert

Secretary

September 5, 2006

A special meeting of shareholders of the T. Rowe Price Tax-Free Intermediate Bond Fund, Inc. ("Tax-Free Intermediate Fund"), will be held on Wednesday, October 18, 2006, at 8:00 a.m., eastern time, in the office of the fund, 100 East Pratt Street, Baltimore, Maryland 21202. The following matters will be considered and acted upon at that time:

To consider and act upon a proposal to approve or disapprove an Agreement and Plan of Reorganization ("Plan") for the fund. The Plan provides for the transfer of substantially all of the assets of the Tax-Free Intermediate Fund to the T. Rowe Price Summit Municipal Intermediate Fund ("Municipal Intermediate Fund"), in exchange for shares of the Municipal Intermediate Fund, and the distribution of the Municipal Intermediate Fund shares to the shareholders of the Tax-Free Intermediate Fund in liquidation of the Tax-Free Intermediate Fund; and

Transacting such other business as may properly come before the meeting and any adjournments thereof.

Only shareholders of record at the close of business on August 21, 2006, are entitled to notice of, and to vote at, this meeting or any adjournment thereof. The Board of Directors of the fund recommends that you vote in favor of this proposal.

PATRICIA B. LIPPERT

YOUR VOTE IS IMPORTANT

Shareholders are urged to designate their choice on the matters to be acted upon by using one of the following three methods: 1. Vote by Internet.* Read the proxy statement. Go to the proxy voting link found on your proxy card. Enter the control number found on your proxy card. Follow the instructions using your proxy card as a guide.2. Vote by telephone.* Read the proxy statement. Call the toll-free number found on your proxy card. Enter the control number found on your proxy card. Follow the recorded instructions using your proxy card as a guide.3. Vote by mail. Date, sign, and return the enclosed proxy card in the envelope provided, which requires no postage if mailed in the United States.*If you vote by telephone or access the Internet voting site, your vote must be received no later than 12:00 a.m. eastern time on October 18, 2006.Your prompt response will help assure a quorum at the meeting and avoid the additional expense of further solicitation.

Acquisition of the Assets of

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND, INC.

By and In Exchange for Shares of

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND

(a series of the T. Rowe Price Summit Municipal Funds, Inc.)

Special Meeting of Shareholders — October 18, 2006

COMBINED PROXY STATEMENT AND PROSPECTUS

This Statement was first mailed to shareholders on or about September 5, 2006.

This Combined Proxy Statement and Prospectus ("Statement") is furnished in connection with the solicitation of proxies by the Board of Directors ("Board") of the T. Rowe Price Tax-Free Intermediate Bond Fund, Inc. ("Tax-Free Intermediate Fund"), for use at a special meeting of shareholders of the Tax-Free Intermediate Fund to be held on Wednesday, October 18, 2006. At the meeting, shareholders of the Tax-Free Intermediate Fund will be asked to separately approve or disapprove an Agreement and Plan of Reorganization dated September __, 2006 ("Plan"). A copy of the Plan is included as Exhibit A to this Statement. If you have any questions, please feel free to call us toll free, 1800541-5910.

If the recommendation of the Board is approved, you will become a shareholder in the T. Rowe Price Summit Intermediate Fund and the balance in your account will be the same as it was in your current fund.

The proposed Plan provide for the transfer of substantially all of the assets of the Tax-Free Intermediate Fund to the T. Rowe Price Summit Municipal Intermediate Fund ("Municipal Intermediate Fund"), a series of the T. Rowe Price Summit Municipal Funds, Inc. ("Summit Municipal Inc.") in exchange for shares of the Municipal Intermediate Fund. Following the transfer, the Municipal Intermediate Fund shares received in the exchange will be distributed to shareholders of the Tax-Free Intermediate Fund in complete liquidation of the fund. Shareholders of the Tax-Free Intermediate Fund will receive Municipal Intermediate Fund shares having an aggregate net asset value equal to the aggregate net asset value of their Tax-Free Intermediate Fund shares on the business day immediately preceding the closing date of the reorganization.

The investment objective, policies, and restrictions of the Municipal Intermediate Fund and Tax-Free Intermediate Fund are similar, but differ in certain respects. See Table 2 and "Comparison of Investment Objectives, Policies, and Restrictions."

This Statement sets forth concisely the information you should know about the Municipal Intermediate Fund and the Plan before voting on the Plan and the contemplated transaction. Please read this Statement and keep it for future reference. Further information about the fund is contained in its prospectus dated March 1, 2006 and shareholder report dated April 30, 2006. The prospectus accompanies this Statement and is incorporated by reference herein (legally considered to be a part of this Statement). Copies of the prospectus and report are also available at no cost by calling 1-800-541-5910; by writing to T. Rowe Price, 10090 Red Run Boulevard, Owings Mills, Maryland 21117; or visiting our Web site at www.troweprice.com.

Additional information about the proposed transaction is contained in a Statement of Additional Information dated September 5, 2006 relating to this Statement ("Statement of Additional Information"), including pro forma financial statements giving effect to the consummation of the reorganization of the Tax-Free Intermediate Fund into the Municipal Intermediate Fund. The Statement of Additional Information is available without charge, upon request by calling the phone number or writing to the address listed above. The Statement of Additional Information, dated September 5, 2006, is incorporated by reference into this Statement.

A current prospectus, Statement of Additional Information, and shareholder reports for the Tax-Free Intermediate Fund are available without charge by phone, mail, or on our Web site as indicated above.

All of the above-referenced documents are also on file with the Securities and Exchange Commission and available on its Web site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS COMBINED PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Summary8

Reasons For the Reorganization11

Information About the Reorganization12

Financial Statements15

Comparison of Investment Objectives, Policies, and Restrictions16

Additional Information About the Funds19

Further Information About Voting and the Special Meeting19

General Information About the Funds21

Transfer Agent and Custodian21

Legal Matters21

Exhibit A — Agreement and Plan of Reorganization22

No person has been authorized to give any information or to make any representations other than what is in this Statement or in the materials expressly incorporated herein by reference. Any such other information or representation should not be relied upon as having been authorized by the Tax-Free Intermediate Fund.

SUMMARY

The information contained in this summary is qualified by reference to the more detailed information appearing elsewhere in this Statement, and in the Plan, which is included as Exhibit A to this Statement.

What are shareholders being asked to vote on?

At a meeting held on July 19, 2006, the Board of the Tax-Free Intermediate Fund, including a majority of the independent directors, approved submitting the Plan to shareholders. The Plan provides for the transfer of substantially all the assets of the Tax-Free Intermediate Fund to the Municipal Intermediate Fund in exchange for shares of the Municipal Intermediate Fund. Following the transfer, the Municipal Intermediate Fund shares received in the exchange will be distributed to shareholders of the Tax-Free Intermediate Fund in complete liquidation of the Tax-Free Intermediate Fund. As a result of the proposed transaction, you will cease being a shareholder of (1) the Tax-Free Intermediate Fund; (2) instead you will become an owner of shares of the Municipal Intermediate Fund; and (3) the value of your account in the Municipal Intermediate Fund will equal the value of your account in the Tax-Free Intermediate Fund as of the business day immediately preceding the closing date of the reorganization.

What vote is required to approve the Plan?

Approval of the Plan for the fund requires an affirmative vote of the lesser of (a) 67% of the fund`s shares present at the meeting in person or by proxy or (b) a majority of the fund`s outstanding shares. The Board recommends that shareholders of the fund vote FOR the proposal.

Will there be any tax consequences to the Tax-Free Intermediate Fund or its shareholders?

The reorganization is designed to have no adverse tax consequences to shareholders of the Tax-Free Intermediate Fund or its shareholders.

In the opinion of counsel to the fund, for federal income tax purposes:

no gain or loss will be recognized by the Tax-Free Intermediate Fund or its shareholders as a result of the reorganization,

the holding period and adjusted basis of the Municipal Intermediate Fund shares received by a shareholder will be the same as the holding period and adjusted basis of the shareholder`s shares of the Tax-Free Intermediate Fund, and the holding period and adjusted basis of each asset of the Tax-Free Intermediate Fund in the hands of the Municipal Intermediate Fund will be the same as the holding period and adjusted basis of each asset in the hands of the Tax-Free Intermediate Fund immediately prior to the reorganization. See "Information About the Reorganization — Tax Considerations."

What are the investment objectives and policies of Tax-Free Intermediate Fund and the Municipal Intermediate Fund?

The Tax-Free Intermediate Fund seeks a high level of income exempt from federal income taxes consistent with moderate price fluctuation by investing primarily in municipal securities. The Municipal Intermediate Fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation. The investment policies and restrictions of the Tax-Free Intermediate Fund and the Municipal Intermediate Fund are similar in many respects although there are differences that fund shareholders should consider. See Table 2 and "Comparison of Investment Objectives, Policies, and Restrictions."

What are the management arrangements?

The Tax-Free Intermediate Fund and the Municipal Intermediate Fund are advised and managed by T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price was incorporated in Maryland in 1947 as successor to the investment counseling firm founded by Mr. Thomas Rowe Price, Jr. in 1937. As of June 30, 2006, T. Rowe Price and its affiliates managed $_____ billion for more than ______ million individual and institutional shareholders in our mutual funds and other accounts.

All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price  — specifically by each fund`s portfolio manager. T. Rowe Price has established an Investment Advisory Committee with respect to each fund whose chairman has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing each fund`s investment program. The chairman of the committee for both funds is Charles B. Hill. Mr. Hill has been chairman of the committees since 1996 (Municipal Intermediate Fund) and 1997 (Tax-Free Intermediate Fund). He joined T. Rowe Price in 1991 and has been managing investments since 1986.

Fees and Expenses

Set forth below are the fees and expenses of the funds based on their most recent fiscal year average net assets (or semiannual period average net assets for Municipal Intermediate Fund) and pro forma fees and expenses, assuming the transaction takes place as scheduled.

Table 1  Fees and Expenses of the Funds
Fund	Annual fund operating expense (expenses that are deducted from fund assets)
	Management fee	Other expenses	Total annual fund operating expenses

Tax-Free Intermediate	0.36%	0.21%	0.57%
Municipal Intermediate	0.50a	—	0.50a
Pro Forma Combined
Municipal Intermediate/Tax-Free Intermediate	0.50	—	0.50
Municipal Intermediate/Florida Intermediate/Tax-Free Intermediate	0.50b	—	0.50b

aThe Municipal Intermediate Fund has an annual "all-inclusive" fee that includes investment management and ordinary, recurring operating expenses (other than fees and expenses for the fund`s independent directors).

bAn identical Agreement and Plan of Reorganization ("Second Plan"), which provides for the transfer of substantially all the assets of the Florida Intermediate Tax-Free Fund ("Florida Intermediate Fund") to the Municipal Intermediate Fund in exchange for shares of the Municipal Intermediate Fund, has been submitted for approval to the shareholders of the Florida Intermediate Fund. Accordingly, the pro forma fees and expenses in the table reflect: (1) approval of only the proposed transaction for your fund as well as; (2) approval of both the proposed transaction for your fund and the Second Plan.

Example.  The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods, and then redeem:

Fund	1 year	3 years	5 years	10 years
Tax-Free Intermediate	$58	$183	$318	$714
Municipal Intermediate	51	160	280	628
Pro Forma Combined
Municipal Intermediate/Tax-Free Intermediate	51	160	280	628
Municipal Intermediate/Florida Intermediate/Tax-Free Intermediate	51	160	280	628

The investment management fee paid by the Tax-Free Intermediate Fund to T. Rowe Price includes a group fee and an individual fund fee. The Municipal Intermediate Fund has an annual "all-inclusive" fee that includes investment management and ordinary, recurring operating expenses (other than fees and expenses for the fund`s independent directors).

For the year ended February 28, 2006, the combined group fee and individual fund fee rate for the Tax-Free Intermediate Fund was 0.36%. The fund calculates and accrues the fee daily. The Municipal Intermediate Fund`s fee for the fiscal year ended October 31, 2005, was 0.50%.

Risk Factors

What are the main risks of investing in these funds and how do they differ?

The risks are similar among the funds. Although there are some differences, the primary difference is that the Municipal Intermediate Fund can invest up to 10% of its assets in below investment-grade bonds while the Tax-

Free Intermediate Fund is limited to 5%. The Tax-Free Intermediate Fund and Municipal Intermediate Fund are both "intermediate" funds that have a weighted average effective maturity that is expected to vary between five and 10 years. Both funds seek to achieve their investment objectives in a manner that is consistent with moderate price fluctuation.

Any of the following could cause a decline in the price or income of either fund.

Interest rate risk  This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk.

While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be "called," or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

Because both funds are intermediate bond funds, interest rate risk is generally the same.

Credit risk  This risk is the chance that any of the fund`s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price. Investment-grade (AAA through BBB) securities generally have relatively low financial risk and a relatively high probability of future payment. However, securities rated BBB are more susceptible to adverse economic conditions and may have speculative characteristics. Securities rated below investment grade (junk or high-yield bonds) should be regarded as speculative because their issuers are more susceptible to financial setbacks and recession than more creditworthy companies. Finally, adverse developments in a particular state could result in price declines for a fund with significant investments in that state.

As noted, credit risk is higher for the Municipal Intermediate Fund because of its ability to invest 10% of its assets in below investment grade bonds.

Political risk  This risk is the chance that a significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influenced by the value of tax-exempt income to investors. Lower income tax rates could reduce the advantage of owning municipals.

Other risks  Bonds of certain sectors have special risks. For example, the health care industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private activity bonds are not government backed. Prices of municipals may be affected by major changes in cash flows into or out of municipal funds. For example, substantial and sustained redemptions from municipal bond funds could result in lower prices for these securities.

Derivatives risk  To the extent a fund uses futures, swaps, and other derivatives, it is exposed to additional volatility and potential losses.

As with any mutual fund, there can be no guarantee a fund will achieve its objective.

Each fund`s share price may decline; so when shareholders sell their shares, they may lose money.

There are additional differences in the investment programs of the funds which shareholders should consider. See "Risk Factors" and "Comparison of Investment Objectives, Policies, and Restrictions."

What are the procedures for purchasing, redeeming, exchanging, and pricing shares?

The procedures for purchasing, redeeming, exchanging, and pricing shares of the two funds are identical with one exception. The Municipal Intermediate Fund requires a minimum initial investment of $25,000 and a minimum subsequent investment generally of $1,000. The Tax-Free Intermediate Fund requires a minimum initial investment of $2,500 and a minimum subsequent investment generally of $100. However, as a shareholder in the Tax-Free Intermediate Fund, your account will not be subject to the minimum initial or subsequent investment minimums of the Municipal Intermediate Fund.

Redemption and exchange rights of the funds are identical. Shares of the funds may be redeemed at their respective net asset values; however, if, in any 90-day period, a shareholder redeems (sells) more than $250,000, or the sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.

The funds` procedures for pricing their shares are identical. Fund share prices are calculated at the close of the New York Stock Exchange (normally 4:00 p.m. ET) each day the exchange is open.

What are the funds` policies on dividends and distributions?

The funds` policies on dividends and distributions are identical. Each fund has a policy of distributing all of its net investment income and realized capital gains to its respective shareholders. Dividends from net investment income for each fund are declared daily and paid monthly. Distributions from net capital gains, if any, are usually declared and paid in December. Dividends and capital gain distributions are reinvested in additional shares, unless the shareholder selects another option on the New Account Form.

The reorganization is designed to have no adverse tax consequences to the funds or their shareholders. Of course, fund shareholders who sell their shares may have a capital gain or loss. And, capital gain distributions from the funds are also taxable. The funds follow the same policies on reporting tax information to their shareholders and the IRS.

Table 2  Comparison of Investment Objectives, Policies, and Restrictions
	Tax-Free Intermediate	Municipal Intermediate
Objective	High level of income exempt from federal income taxes consistent with moderate price fluctuation by investing primarily in municipal securities	Highest level of income exempt from federal income taxes consistent with moderate price fluctuation
Principal Investment Strategy	Invests at least 95% of assets in municipals rated BBB- or better. Weighted average effective maturity normally between five - 10 years	Invests at least 90% of assets in investment-grade municipals rated BBB- or better. Weighted average effective maturity normally between five - 10 years
AMT/High Yield	Maximum 20% in AMT bonds Maximum 5% High Yield	Maximum 20% in AMT bonds (operating policy) Maximum 10% High Yield
Minimum Investment	$2,500	$25,000

REASONS FOR THE REORGANIZATION

Reasons for the Reorganization and Liquidation

The Boards of Directors ("Boards") of Tax-Free Intermediate Fund and Summit Municipal Inc., including a majority of the independent directors, have determined that the proposed transaction is in the best interests of the shareholders of the Tax-Free Intermediate Fund and the Municipal Intermediate Fund and that the interests of shareholders of the Tax-Free Intermediate Fund and the Municipal Intermediate Fund will not be diluted as a result of the proposed transaction.

In considering whether to recommend the approval of the transaction, the Boards reviewed the following matters and concluded that the transaction is in the best interests of the funds for the reasons indicated.

The Municipal Intermediate Fund seeks the highest level of income exempt from federal income taxes. The investment programs of the two funds are very similar in terms of maturity (they are both intermediate bond funds), and there is considerable overlap in the positions held in both portfolios. Although the Municipal Intermediate Fund can invest somewhat more than the Tax-Free Intermediate Fund in below investment-grade bonds (10% vs. 5%), each fund seeks to achieve its investment objective in a manner consistent with moderate price fluctuation.

The Municipal Intermediate Fund has a lower expense ratio than the Tax-Free Intermediate Fund (0.50% vs. 0.57%). The larger Municipal Intermediate Fund that would result from this transaction also should benefit from efficiencies in terms of investing, trading, and execution. In addition, while there is no guarantee it would continue, the performance of the Municipal Intermediate Fund has been consistently better than the Tax-Free Intermediate Fund.

Average Annual Total Returns
Periods ended June 30, 2006	1 year	3 years	5 years	10 years
Tax-Free Intermediate	0.40%	1.89%	3.87%	4.71%
Municipal Intermediate	0.51	2.25	4.13	5.00

The Municipal Intermediate Fund currently requires a minimum investment of $25,000 for new accounts. If your account is below $25,000, it will be "grandfathered" into the Municipal Intermediate Fund, and this minimum will not apply to you when the funds are combined. (Any new account you open in the Municipal Intermediate Fund will be subject to the $25,000 minimum.)

Each fund limits its investments in bonds subject to the alternative minimum tax so that no more than 20% of the fund`s income will be derived from such bonds. (While there is no current intention to do so, the Directors of the Municipal Intermediate Fund could change this policy to invest an unlimited amount in such bonds.)

The transaction will not create any tax liabilities for you; the exchange of shares is tax-free. As a shareholder in the Tax-Free Intermediate Fund, you will carry over your cost basis and holding periods which will apply to shares you will hold in the Municipal Intermediate Fund.

For all the reasons discussed, T. Rowe Price and the directors of your fund believe your interests will be better served over time by voting for this transaction.

The assets of the Tax-Free Intermediate Fund will be transferred to the Municipal Intermediate Fund at their fair market value on the valuation date of the transaction. Shares of the Municipal Intermediate Fund equal in value to the assets will be received in exchange. Expenses of the transaction (other than fees of fund counsel, brokerage, taxes, and extraordinary items) will be borne by T. Rowe Price. Therefore, shareholders of the Tax-Free Intermediate Fund will not be diluted as a result of the transaction.

If the Plan is not approved by the Tax-Free Intermediate Fund shareholders, its Board may consider other appropriate action, such as the liquidation of the Tax-Free Intermediate Fund or a merger or other business combination with an investment company other than the Municipal Intermediate Fund. Such other actions may require shareholder approval.

INFORMATION ABOUT THE REORGANIZATION

The following summary of the terms and conditions of the Plan is qualified by reference to the Plan, which is included as Exhibit A to this Statement.

Plan of Reorganization

If the shareholders of the Tax-Free Intermediate Fund approve the Plan, the reorganization of the Tax-Free Intermediate Fund will be consummated on or about November 13, 2006, or such other date as is agreed to by the Tax-Free Intermediate Fund and the Municipal Intermediate Fund ("Closing Date"). The parties may postpone the Closing Date until a later date on which all of the conditions to the obligations of each party under the Plan are satisfied, provided that the Plan may be terminated by either party if the Closing Date does not occur on or before January 31, 2007. See "Conditions to Closing".

On the Closing Date, the Tax-Free Intermediate Fund will transfer substantially all of its assets to the Municipal Intermediate Fund in exchange for shares of the Municipal Intermediate Fund having an aggregate net asset value equal to the aggregate value of the assets so transferred as of the close of regular trading on the New York Stock Exchange on the business day immediately preceding the Closing Date ("Valuation Date"). The Municipal Intermediate Fund will not assume or otherwise be responsible for any liabilities of the Tax-Free Intermediate Fund. The number of the Municipal Intermediate Fund`s shares issued in the exchange will be determined by dividing the aggregate value of the assets of the Tax-Free Intermediate Fund transferred (computed in accordance with the policies and procedures set forth in the current Prospectus of the Municipal Intermediate Fund, subject to review and approval by the Tax-Free Intermediate Fund) by the net asset value per share of the Municipal Intermediate Fund as of the close of regular trading on the Valuation Date. While it is not possible to determine the exact exchange ratio until the Valuation Date, due to, among other matters, market fluctuations and differences in the relative performance of the Tax-Free Intermediate Fund and the Municipal Intermediate Fund, if the Valuation Date had been June 30, 2006, shareholders of Tax-Free Intermediate Fund would have received 0.987 shares of the Municipal Intermediate Fund for each of its fund shares held.

As soon as practicable after the Closing Date, the Tax-Free Intermediate Fund will distribute, in liquidation of the Tax-Free Intermediate Fund, pro rata to their shareholders of record as of the close of business on the Valuation Date, the full and fractional shares of the Municipal Intermediate Fund received in the exchange. The Tax-Free Intermediate Fund will accomplish this distribution by transferring the Municipal Intermediate Fund shares then credited to the account of the Tax-Free Intermediate Fund on the books of the Municipal Intermediate Fund to open accounts on the share records of the Municipal Intermediate Fund in the names of the Tax-Free Intermediate Fund`s shareholders, and representing the respective pro rata number of the Municipal Intermediate Fund`s shares due such shareholders. All issued and outstanding shares of the Tax-Free Intermediate Fund will then be simultaneously canceled.

The Tax-Free Intermediate Fund was closed to investments in new accounts at 4:00 p.m. ET on July 31, 2006 and will be closed to existing accounts by September 5, 2006.

The stock transfer books of the Tax-Free Intermediate Fund will be permanently closed as of the close of business on the Valuation Date. The Tax-Free Intermediate Fund will only accept redemption requests received prior to the close of regular trading on the New York Stock Exchange on the Valuation Date. Redemption requests received thereafter will be deemed to be requests for redemption of the Municipal Intermediate Fund shares to be distributed to fund shareholders pursuant to the Plan.

Conditions to Closing

The obligation of the Tax-Free Intermediate Fund to transfer its assets to the Municipal Intermediate Fund pursuant to the Plan is subject to the satisfaction of certain conditions precedent, including performance by the Municipal Intermediate Fund in all material respects of its agreements and undertakings under the Plan, receipt of certain documents from the Municipal Intermediate Fund, receipt of an opinion of counsel to the Municipal Intermediate Fund, and approval of the Plan by the shareholders of the Tax-Free Intermediate Fund as described above. The obligation of the Municipal Intermediate Fund to consummate the reorganization is subject to the satisfaction of certain conditions precedent, including performance by Tax-Free Intermediate Fund of its agreements and undertakings under the Plan, receipt of certain documents and financial statements from the Tax-Free Intermediate Fund, and receipt of an opinion of counsel to the Tax-Free Intermediate Fund.

The consummation of the proposed transaction is subject to a number of conditions set forth in the Plan, some of which may be waived by the Boards of the funds. The Plan may be terminated and the proposed transaction abandoned at any time, before or after approval by the shareholders of Tax-Free Intermediate Fund, prior to the Closing Date. In addition, the Plan may be amended in any mutually agreeable manner, except that no amendment may be made subsequent to the meeting of shareholders of the Tax-Free Intermediate Fund that would detrimentally affect the value of the Municipal Intermediate Fund`s shares to be distributed.

Expenses of Reorganization

T. Rowe Price is responsible for the payment of all expenses the funds incurred in connection with the reorganization (other than fees of fund counsel, taxes, interest, brokerage, or extraordinary items).

Tax Considerations

The reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"), with no gain or loss recognized as a consequence of the reorganization by the Municipal Intermediate Fund and Tax-Free Intermediate Fund or their shareholders.

The consummation of the transaction contemplated under the Plan is conditioned upon receipt of an opinion from Willkie Farr & Gallagher LLP, counsel to both funds, to the effect that, on the basis of certain representations of fact by officers of the Tax-Free Intermediate Fund and the Municipal Intermediate Fund, the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

No gain or loss will be recognized by the Municipal Intermediate Fund or the Tax-Free Intermediate Fund or their shareholders.

Municipal Intermediate Fund will assume the basis and holding period of the Tax-Free Intermediate Fund`s assets.

Tax-Free Intermediate Fund shareholders will carry over the cost basis and holding period of their Tax-Free Intermediate Fund shares to their new Municipal Intermediate Fund shares.

To ensure that the transaction qualifies as a tax-free reorganization it must meet certain requirements; the most important of which are that substantially all of the assets of the Tax-Free Intermediate Fund are transferred and that the Municipal Intermediate Fund will maintain the historic business of the Tax-Free Intermediate Fund (as defined by the IRS). The proposed transaction will comply with these and all other relevant requirements.

Other tax consequences to shareholders of the Tax-Free Intermediate Fund are:

Certain assets held by the Tax-Free Intermediate Fund will likely not be appropriate for the Municipal Intermediate Fund and would be sold prior to the transaction. To the extent that such assets have appreciated in value, the Tax-Free Intermediate Fund will realize gains causing a taxable distribution to shareholders.

Since the cost basis of the Tax-Free Intermediate Fund`s assets which are transferred will remain the same, gains or losses on their subsequent sale by the Municipal Intermediate Fund will be shared with the shareholders of the Municipal Intermediate Fund. The potential shifting of tax consequences related to this has been estimated by T. Rowe Price and is expected to be minor.

It is anticipated that at the date of the reorganization, both Tax-Free Intermediate Fund and Municipal Intermediate Fund may have tax basis net capital losses available to offset future tax basis net capital gains. Applicable provisions of the Code may limit the ability of the Municipal Intermediate Fund to use such losses to offset future gains, or may extend the period during which such offset would otherwise have occurred.

Shareholders should recognize that an opinion of counsel is not binding on the Internal Revenue Service ("IRS") or on any court. The funds do not expect to obtain a ruling from the IRS regarding the consequences of the reorganization. Accordingly, if the IRS sought to challenge the tax treatment of the reorganization and was successful, neither of which is anticipated, the reorganization would be treated as a taxable sale of assets of the Tax-Free Intermediate Fund, followed by the taxable liquidation of the Tax-Free Intermediate Fund.

Description of Municipal Intermediate Fund Shares

Full and fractional shares of the Municipal Intermediate Fund will be issued to shareholders of the Tax-Free Intermediate Fund in accordance with the procedures under the Plan as described above. Each Municipal Intermediate Fund share will be fully paid and nonassessable when issued, will have no preemptive or conversion rights and will be transferrable on its books. Ownership of the Municipal Intermediate Fund`s shares by former shareholders of the Tax-Free Intermediate Fund will be recorded electronically and the Municipal Intermediate Fund will issue a confirmation to such shareholders relating to those shares acquired as a result of the reorganization. After the reorganization, former shareholders of the Tax-Free Intermediate Fund who were eligible to participate in the dividend reinvestment program, the automatic withdrawal plan, or the automatic investment plan will automatically become participants in the corresponding programs offered in respect of the Municipal Intermediate Fund.

The voting rights of the Tax-Free Intermediate Fund and the Municipal Intermediate Fund are the same. As shareholders of the Municipal Intermediate Fund, former shareholders of the Tax-Free Intermediate Fund will have the same voting rights with respect to the Municipal Intermediate Fund as they currently have with respect to the Tax-Free Intermediate Fund. The Municipal Intermediate Fund does not routinely hold special meetings of shareholders.

Capitalization

The following table shows the unaudited capitalization of the Tax-Free Intermediate Fund and the Municipal Intermediate Fund as of June 30, 2006, and on a pro forma basis as of that date giving effect to the proposed acquisition of fund assets. The actual net assets of the Tax-Free Intermediate Fund and the Municipal Intermediate Fund on the Valuation Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares.

Fund	Net Assets (000`s)	Net Asset Value Per Share	Shares Outstanding (000`s)

Tax-Free Intermediate	$184,116	$10.92	16,866
Municipal Intermediate	249,230	10.70	23,296
Pro Forma Combined
Municipal Intermediate/Tax-Free Intermediate	433,346	10.70	40,504
Municipal Intermediate/Florida Intermediate/Tax-Free Intermediate	541,484	10.70	50,610

Note:  An identical Agreement and Plan of Reorganization ("Second Plan"), which provides for the transfer of substantially all the assets of the Florida Intermediate Fund to the Municipal Intermediate Fund in exchange for shares of the Municipal Intermediate Fund has been submitted for approval to the shareholders of the Florida Intermediate Fund. Because approval of the Second Plan would affect the capitalization of the Municipal Intermediate Fund the table reflects: (1) approval of only the proposed transaction for your fund as well as; (2) approval of both the proposed transaction for your fund and the Second Plan.

Other Matters

To the extent permitted by law, the Boards of the funds without shareholder approval may amend the Plan or may waive any default by Tax-Free Intermediate Fund or Municipal Intermediate Fund or the failure to satisfy any of the conditions of their obligations, provided that no such amendment or waiver may be made if it would adversely affect shareholders of the Tax-Free Intermediate Fund or the Municipal Intermediate Fund. The Plan may be terminated and the reorganization abandoned at any time before or, to the extent permitted by law, after the approval of shareholders of Tax-Free Intermediate Fund by action of the Boards of the funds. The Boards of the funds may, at their election, terminate the Plan in the event that the reorganization has not closed on or before January 31, 2007.

FINANCIAL STATEMENTS

The financial statements in the annual reports were audited by the funds` independent registered public accounting firm, PricewaterhouseCoopers LLP. Financial highlights information for the funds is shown below. This information is contained in the July 1, 2006 prospectus for the Tax-Free Intermediate Fund and the October 31, 2005 annual report and April 30, 2006 semi-annual report for the Municipal Intermediate Fund.

Representatives of PricewaterhouseCoopers LLP are expected to be present at the meeting and will be available to make a statement, if they desire to do so, and to respond to appropriate questions which shareholders may wish to address to them.

Table 3  Financial Highlights
	Year ended February 28
Tax-Free Intermediate	2002	2003	2004a	2005b	2006b

Net asset value, beginning of period	$11.00	$11.20	$11.47	$11.58	$11.26
Income From Investment Operations
Net investment income	0.48	0.45	0.42	0.39	0.40
Net gains or losses on securities (both realized and unrealized)	0.20	0.29	0.14	(0.30)	(0.12)
Total from investment operations	0.68	0.74	0.56	0.09	0.28
Less Distributions
Dividends (from net investment income)	(0.48)	(0.45)	(0.42)	(0.39)	(0.41)
Distributions (fromcapital gains)	—	(0.02)	(0.03)	(0.02)	(0.01)
Total distributions	(0.48)	(0.47)	(0.45)	(0.41)	(0.42)
Net asset value,end of period	$11.20	$11.47	$11.58	$11.26	$11.12
Total return	6.30%	6.80%	5.00%	0.87%	2.50%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$136,869	$168,418	$169,550	$180,601	$195,510
Ratio of expenses to average net assets	0.60%	0.56%	0.56%	0.56%	0.57%
Ratio of net income to average net assets	4.32%	4.01%	3.69%	3.49%	3.63%
Portfolio turnover rate	19.7%	20.7%	30.0%	23.8%	20.3%

aYear ended February 29.

b Per share amounts calculated using average shares outstanding method.

Table 4  Financial Highlights
	Year ended October 31
Municipal Intermediate	2001	2002	2003	2004	2005a	6 Months ended 4/30/06a

Net asset value,beginning of period	$10.30	$10.78	$10.90	$10.96	$11.05	$10.81
Income From Investment Operations
Net investment income	0.48	0.46	0.44	0.38	0.38	0.20
Net gains or losses on securities (both realized and unrealized)	0.48	0.12	0.06	0.09	(0.24)	(0.05)
Total from investment operations	0.96	0.58	0.50	0.47	0.14	0.15
Less Distributions
Dividends (from net investment income)	(0.48)	(0.46)	(0.44)	(0.38)	(0.38)	(0.20)
Distributions (fromcapital gains)	—	—	—	—	—	—
Returns of capital	—	—	—	—	—	—
Total distributions	(0.48)	(0.46)	(0.44)	(0.38)	(0.38)	(0.20)
Net asset value,end of period	$10.78	$10.90	$10.96	$11.05	$10.81	$10.76
Total return	9.48%	5.53%	4.65%	4.35%	1.30%	1.37%
Ratios/Supplemental Data
Net assets, end of period(in thousands)	$93,226	$110,790	$115,405	$161,052	$219,320	$243,489
Ratio of expenses toaverage net assets	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%b
Ratio of net income toaverage net assets	4.51%	4.27%	3.98%	3.45%	3.48%	3.68%b
Portfolio turnover rate	20.3%	18.5%	29.8%	26.5%	22.3%	17.6%b

aPer share amounts calculated using average shares outstanding method.

bAnnualized.

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES,
AND RESTRICTIONS

The investment objective, policies, and restrictions of the funds are described in greater detail in their prospectuses.

Investment Objectives and Policies

In seeking to achieve their respective investment objectives, the funds are guided by similar but different investment policies and restrictions which should be considered by the shareholders of the Tax-Free Intermediate Fund. Unless otherwise specified, the investment policies and restrictions of the Municipal Intermediate Fund and the Tax-Free Intermediate Fund described below may be changed without shareholder approval. Fundamental policies may not be changed without the approval of the lesser of (i) 67% of a fund`s shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of a fund`s outstanding shares.

Tax-Free Intermediate Fund. The Tax-Free Intermediate Fund seeks to provide a high level of income exempt from federal income taxes consistent with moderate price fluctuation by investing primarily in municipal securities.

The fund expects to invest substantially all of its assets (normally, at least 80% of its net assets) in tax-exempt bonds with short, intermediate, and long-term maturities. There are no maturity limitations on individual securities, but the fund`s weighted average maturity will normally range between five and 10 years. Most investments are in investment-grade securities, which means their ratings are within the four highest credit categories (AAA, AA, A, BBB, or equivalent) as determined by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. The fund may invest up to 5% of total assets in below investment-grade securities, including those with the lowest rating.

Investment decisions reflect the manager`s outlook for interest rates and the economy, as well as the prices and yields of various securities. This approach is designed to help the manager capture appreciation opportunities when rates are falling and reduce the impact of falling prices when rates are rising. For example, if we expect rates to fall, we may buy longer-term securities to provide higher yield and greater appreciation potential. Conversely, shorter-term maturities may be favored if rates are expected to rise. And if our economic outlook is positive, we may invest in lower rated securities with higher yields. From time to time, the fund may invest a significant portion of its assets in municipal bonds of certain sectors with special risks, such as hospital, electric utility, or private activity bonds. The fund may sell holdings for a variety of reasons, such as to adjust average maturity or credit quality or to shift assets into higher-yielding securities.

While most assets will be invested in municipal securities, other securities may also be purchased, including derivatives such as futures and swaps, in keeping with fund objectives.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time the fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of the fund`s securities may change after they are purchased, and this may cause the amount of the fund`s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If this occurs, it would not be considered a violation of the investment restriction. However, purchases by the fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Municipal Intermediate Fund. The Municipal Intermediate Fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.

The fund will invest primarily in investment-grade tax-exempt securities. There are no maturity limitations on individual securities, but the fund`s weighted average effective maturity will normally range between five and 10 years. Targeting effective maturity gives the fund manager additional flexibility. At least 90% of the fund`s portfolio will consist of investment-grade tax-exempt securities rated in the four highest credit categories (AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. To enhance income, we may invest up to 10% of the fund`s total assets in below investment-grade bonds, known as "junk" bonds in the taxable market, including those with the lowest ratings.

Within this broad structure, investment decisions reflect the manager`s outlook for interest rates and the economy as well as the prices and yields of various securities. For example, if we expect rates to fall, the manager may buy longer-term securities to provide higher yield and appreciation potential. And if, for instance, our economic outlook is positive, the manager may take advantage of the 10% "basket" for noninvestment-grade bonds.

What are the funds` Investment Restrictions?

The investment restrictions of the funds are substantially the same except as follows:

The Municipal Intermediate Fund and the Tax-Free Intermediate Fund are diversified investment companies and as such have a fundamental policy that each fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of the fund`s total assets would be invested in securities of a single issuer or more than 10% of the outstanding voting securities of the issuer would be held by each fund.

Tax-Free Intermediate Fund has a fundamental policy that, under normal market conditions, it will not purchase a security if, as a result, less than 80% of fund income would be exempt from federal income taxes. Only up to 20% of fund income could be derived from securities subject to the AMT.

Municipal Intermediate Fund has the same fundamental policy except that it can invest without limit in bonds subject to the AMT. As noted, the Municipal Intermediate Fund has adopted an operating policy to limit income from bonds subject to the AMT to no more than 20% of its total income. The operating policy is subject to change by the fund`s Board of Directors without shareholder vote.

How has each fund performed?

The bar charts showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.

The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

The Tax-Free Intermediate Fund`s total return for the six months ended 6/30/06 was 0.08%.	The Summit Municipal Intermediate Fund`s total return for the six months ended 6/30/06 was 0.18%.

Table 5  Average Annual Total Returns  (Continued)
	Periods ended December 31, 2005
	1 year	5 years	10 years
Tax-Free Intermediate Fund
Returns before taxes	$2.01	$4.47	$4.68
Returns after taxes on distributions	1.99	4.44	4.64
Returns after taxes on distributions and sale of fund shares	2.59	4.40	4.61
Lehman Brothers Municipal Bond 1-15 Year Blend (1-17 Maturity) Index	2.19	5.00	5.28
Lipper Intermediate Municipal Debt Funds Average	1.62	4.32	4.57
Municipal Intermediate Fund
Returns before taxes	2.25	4.79	5.01
Returns after taxes on distributions	2.25	4.79	4.99
Returns after taxes on distributions and sale of fund shares	2.71	4.69	4.92
Lehman Brothers Municipal Bond 1-15 Year Blend (1-17 Maturity) Index	2.19	5.00	5.28
Lipper Intermediate Municipal Debt Funds Average	1.62	4.32	4.57

Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the rates applicable to ordinary and qualified dividends and capital gains effective in 2003. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

Lehman Brothers Municipal Bond 1-15 Year Blend (1-17 Maturity) Index is a sub-index of the Lehman Brothers Municipal Bond Index. It is a rules-based, market-value-weighted index of bonds with maturities of one to 16 years and 11 months engineered for the tax-exempt bond market.

ADDITIONAL INFORMATION ABOUT THE FUNDS

FURTHER INFORMATION ABOUT VOTING
AND THE SPECIAL MEETING

Who is asking for my vote?

For the reasons set forth under "Reasons For the Reorganization," the Boards of the funds have asked that you vote on the matters listed in the notice of special meeting of shareholders. The votes will be formally counted at the special meeting on Wednesday, October 18, 2006, and if the special meeting is adjourned, at any later meeting. You may vote in person at the special meeting, by Internet, by telephone, or by returning your completed proxy card in the prepaid envelope provided. Do not mail the proxy card if you are voting by Internet or telephone.

Who is eligible to vote?

Shareholders of record at the close of business on August 21, 2006, ("record date") are notified of the meeting and are entitled to one vote for each full share and a proportionate vote for each fractional share of the fund(s) they held as of August 21, 2006. The notice of special meeting, the proxy card, and the proxy statement were mailed to shareholders of record on or about September 5, 2006. Only one copy of this Proxy Statement may be mailed to households, even if more than one person in a household is a fund shareholder of record. If you need additional copies of this Proxy Statement, please contact us at
1-800-541-5910. If you do not want the mailing of this Proxy Statement to be combined with those for other members of your household, call us at 1-800-541-5910.

Under Maryland law, shares owned by two or more persons (whether as joint tenants, co-fiduciaries, or otherwise) will be voted as follows, unless a written instrument or court order providing to the contrary has been filed with the fund(s): (1) if only one votes, that vote will bind all; (2) if more than one votes, the vote of the majority will bind all; and (3) if more than one votes and the vote is evenly divided, the vote will be cast proportionately.

What is the required quorum?

To hold a meeting for a corporation, a majority of the corporation`s shares entitled to be voted must have been received by proxy or be present at the meeting. In the event that a quorum is present but sufficient votes in favor of a proposal are not received by the meeting date, the persons named as proxies may propose one or more adjournments to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of the shares present in person or by proxy at the meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment if they determine that additional solicitation is reasonable and in the interests of the corporation`s shareholders.

How are the votes counted?

The individuals named as proxies (or their substitutes) on the enclosed proxy card (or cards, if you have multiple funds or accounts) will vote according to your directions if your proxy is received properly executed, or in accordance with your instructions given when voting by telephone or Internet. If you properly execute your proxy card and give no voting instructions, your shares will be voted FOR ALL proposals.

Abstentions and "broker non-votes" (as defined below) are counted for purposes of determining whether a quorum is present for purposes of convening the meeting. "Broker non-votes" are shares held by a broker or nominee for which an executed proxy is received by the fund but are not voted as to one or more proposals because instructions have not been received from the beneficial owners or persons entitled to vote, and the broker or nominee does not have discretionary voting power. Because the proposal must be approved by a percentage of voting securities present at the meeting or a majority of the fund`s outstanding shares, abstentions and broker non-votes will be considered to be voting securities that are present and will have the effect of being counted as votes against the proposal.

For shares held in IRA accounts, the Custodian shall, without written direction from the investor, vote shares for which no voting instructions are timely received in the same proportion as shares for which voting instructions from other shareholders are timely received.

Can additional matters be acted upon at the special meeting?

The management of the funds knows of no other business that may come before the meeting. However, if any additional matters are properly presented at the meeting, it is intended that the persons named in the enclosed proxy, or their substitutes, will vote on such matters in accordance with their judgment.

Are the funds required to hold annual meetings?

Under Maryland law, the funds are not required to hold annual meetings. The Boards of the funds have determined that the funds will take advantage of this Maryland law provision to avoid the significant expense associated with holding annual meetings, including legal, accounting, printing, and mailing fees incurred in preparing proxy materials. Accordingly, no annual meetings shall be held in any year in which a meeting is not otherwise required to be held by the 1940 Act unless the Boards determine otherwise. However, special meetings will be held in accordance with applicable law or when otherwise determined by each fund`s Board.

If a shareholder wishes to present a proposal to be included in a proxy statement for a subsequent shareholder meeting, the proposal must be submitted in writing and received by Patricia B. Lippert, Secretary of the Funds, T. Rowe Price Associates, Inc., 100 East Pratt Street, Baltimore, MD 21202, within a reasonable time before the funds begin to print and mail their proxy materials.

How can proxies be recorded?

You may record your votes on the proxy card enclosed with this statement and mail it in the prepaid envelope provided to Management Information Services Corp., who the funds have retained to tabulate the votes. In addition, the funds have arranged to have votes recorded through the Internet or by telephone. The telephone and Internet voting procedures are designed to authenticate shareholders` identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded.

How can proxies be solicited, and who pays for the costs involved?

Directors, officers, or employees of the funds, or T. Rowe Price may solicit proxies by mail, in person, or by telephone. In the event that votes are solicited by telephone, shareholders would be called at the telephone number T. Rowe Price has in its records for their accounts, and would be asked for their Social Security number or other identifying information. The shareholders would then be given an opportunity to authorize proxies to vote their shares at the meeting in accordance with their instructions. To ensure that shareholders` instructions have been recorded correctly, confirmation of the instructions is also mailed. A special toll-free number will be available in case the information contained in the confirmation is incorrect.

To ensure that sufficient shares of common stock are represented at the meeting to permit approval of the proposals outlined in the proxy statement, the funds may retain the services of a proxy solicitor to assist them in soliciting proxies for a fee plus reimbursement of out-of-pocket expenses. Securities brokers, custodians, fiduciaries, and other persons holding shares as nominees will be reimbursed, upon request, for their reasonable expenses in sending solicitation materials to the principals of the accounts.

Can I change my vote after I mail my proxy?

Any proxy, including those given via the Internet or by telephone, may be revoked at any time before it is voted by filing a written notice of revocation with the funds, by delivering a properly executed proxy bearing a later date, or by attending the meeting and voting in person.

GENERAL INFORMATION ABOUT THE FUNDS

Who are the principal holders of each fund`s shares?

Table 6 sets forth the persons owning more than 5% of each fund`s outstanding common stock as of June 30, 2006.

Table 6  Record/Beneficial Ownership of the Funds` Shares (Continued)
Fund	Shareholder	# of Shares	%
Municipal Intermediate	Charles Schwab & Co., Inc. Reinvest Account Attn.: Mutual Fund Department 101 Montgomery Street San Francisco, California 94104 Prudential Investment Management Services FBO Mutual Funds Clients Attn.: Pruchoice Unit Mail Stop 194-201 194 Wood Avenue South Iselin, New Jersey 08830	2,480,159 7,576,139	10.67 32.60

As of June 30, 2006, the executive officers and directors of the Municipal Intermediate Fund, as a group, beneficially owned, directly or indirectly, _________ shares, representing less than 1% of its outstanding stock.

TRANSFER AGENT AND CUSTODIAN

T. Rowe Price Services, Inc., 100 East Pratt Street, Baltimore, Maryland 21202, serves as the transfer agent and dividend disbursing agent for the funds. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the custodian for the funds.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the Municipal Intermediate Fund are being passed upon by Willkie Farr & Gallagher LLP, 1875 K Street, NW, Washington, D.C. 20006.

Exhibit A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made this ____ day of September, 2006, by and between T. Rowe Price Summit Municipal Funds, Inc., on behalf of its separately designated series, the T. Rowe Price Summit Municipal Intermediate Fund, a corporation organized and existing under the laws of Maryland (the "Acquiring Fund"), and separately (i) the T. Rowe Price Tax-Free Intermediate Bond Fund, Inc. (the "Acquired Fund"). All references in this agreement to the Acquired Fund are, as applicable, to the Tax-Free Intermediate Bond Fund, as if this Agreement were executed solely by such fund and the Acquiring Fund.

W I T N E S S E T H:

The Acquiring Fund and the Acquired Fund are each registered under the Investment Company Act of 1940 ("1940 Act") as an open-end management investment company. The Acquired Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest. The Acquiring Fund and the Acquired Fund have agreed to combine through the transfer of substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for shares of Common Stock, par value $.0001 per share, of the Acquiring Fund (the "Acquiring Fund Shares") and the distribution of Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund. The Acquiring Fund wishes to enter into a definitive agreement setting forth the terms and conditions of the foregoing transactions as a "plan of reorganization" and "liquidation" within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code").

NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1.Assets to be Transferred

A.Reorganization. Prior to the close of regular trading on the New York Stock Exchange (the "Exchange") on the Closing Date (as hereinafter defined), all the assets of the Acquired Fund, net of appropriate reserves and those assets described in paragraph 1.C. below, shall be delivered as provided in paragraph 2.C. to State Street Bank and Trust Company, custodian of the Acquired Fund`s U.S. assets (the "Custodian") or, in the case of securities maintained outside of the United States, The Chase Manhattan Bank, N.A., London (the "Foreign Custodian"), if applicable, in exchange for and against delivery by the Acquiring Fund to the Acquired Fund on the Closing Date of a number of Acquiring Fund Shares (including, if applicable, fractional shares) having an aggregate net asset value equal to the value of the assets of the Acquired Fund so transferred, assigned and delivered, all determined and adjusted as provided in paragraph 1.B. below. Notwithstanding the foregoing, the assets of the Acquired Fund to be acquired by the Acquiring Fund shall constitute at least 90% of the fair market value of the net assets of the Acquired Fund and at least 70% of the fair market value of the gross assets of the Acquired Fund as described on the "Valuation Date" (hereinafter defined).

B.Valuation. The net asset value of shares of the Acquiring Fund and the value of the assets of the Acquired Fund to be transferred shall, in each case, be computed as of the close of regular trading on the Exchange on the Valuation Date (as hereinafter defined). The net asset value of the Acquiring Fund Shares shall be computed in the manner set forth in the Acquiring Fund`s current prospectus and statement of additional information under the Securities Act of 1933 (the "1933 Act") and the 1940 Act. The value of the assets of the Acquired Fund to be transferred shall be computed by the Acquiring Fund in accordance with the policies and procedures of the Acquiring Fund as described in the Acquiring Fund`s current prospectus and statement of additional information under the 1933 Act and the 1940 Act, subject to review and approval by the Acquired Fund and to such adjustments, if any, agreed to by the parties.

C.Excludable Assets. If on the Closing Date the assets of the Acquired Fund include accounts receivable, causes of actions, claims and demands of whatever nature, contract rights, leases, business records, books of accounts and shareholder records, the Acquiring Fund may for reasonable cause refuse either to accept or to value such assets (other than fully collectible and transferable dividends, interest and tax refunds). For purposes of this paragraph l.C., "reasonable cause" includes the inability to obtain a reliable value, the likelihood of engaging in protracted collection efforts or the likelihood of engaging in burdensome administrative responsibilities to receive value. In addition, there shall be deducted from the assets of the Acquired Fund described in paragraph 1.A. assets not transferred pursuant to paragraph 1.A. and cash in an amount estimated by the Acquired Fund to be sufficient to pay all the liabilities of the Acquired Fund, including, without limitation, (i) amounts owed to any shareholders including declared but unpaid dividends and amounts owed to any former shareholders in respect of redemptions in the ordinary course of business, (ii) accounts payable and other accrued and unpaid expenses incurred in the normal operation of its business up to and including the Closing Date, and (iii) the costs and expenses, if any, incurred by the Acquired Fund in making and carrying out this Agreement (other than costs and expenses to be paid for by T. Rowe Price).

2.Definitions

A.Closing and Closing Date. Subject to the terms and conditions hereof, the closing of the transactions contemplated by this Agreement (the "Closing") shall be conducted at the offices of the Acquiring Fund in Baltimore, Maryland beginning at 10:00 a.m., Eastern time, on November 13, 2006, or at such other place or on such later business day as may be agreed upon by the parties. In the event that on the Valuation Date (i) the Exchange is closed or trading thereon is restricted, or (ii) trading or the reporting of trading on the Exchange or elsewhere is disrupted so that accurate appraisal of the value of the Acquired Fund assets or the net asset value of the Acquiring Fund Shares is impractical, the Closing shall be postponed until the first business day after the first business day when trading on the Exchange or elsewhere shall have been fully resumed and reporting thereon shall have been restored, or such other business day as soon thereafter as may be agreed upon by the parties. The date on which the Closing actually occurs is herein referred to as the "Closing Date."

B.Valuation Date. The business day next preceding the Closing Date shall be the "Valuation Date." The stock transfer books of the Acquired Fund will be permanently closed as of the close of business on the Valuation Date. The Acquired Fund shall only accept redemption requests received by it in proper form prior to the close of regular trading on the Exchange on the Valuation Date. Redemption requests received thereafter shall be deemed to be redemption requests for Acquiring Fund shares to be distributed to Acquired Fund shareholders pursuant to the Plan (assuming that the transactions contemplated by this Agreement have been consummated).

C.Delivery. Portfolio securities shall be delivered by the Acquired Fund to the Custodian or the Foreign Custodian, to be held until the Closing for the account of the Acquired Fund, no later than three (3) business days preceding the Closing (the "Delivery Date"), duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, in accordance with the custom of brokers, and shall be accompanied by all necessary state stock transfer stamps, if any, or a check for the appropriate purchase price thereof. Cash of the Acquired Fund shall be delivered by the Acquired Fund on the Closing Date and shall be in the form of currency or wire transfer in federal funds, payable to the order of the Custodian or the Foreign Custodian. A confirmation for the Acquiring Fund Shares, credited to the account of the Acquired Fund and registered in the name of the Acquired Fund, shall be delivered by the Acquiring Fund to the Acquired Fund at the Closing.

3.Failure to Deliver Securities. If, on the Delivery Date, the Acquired Fund is unable to make delivery under paragraph 2.C. to the Custodian or the Foreign Custodian of any of the portfolio securities of the Acquired Fund, the Acquiring Fund may waive the delivery requirements of paragraph 2.C. with respect to said undelivered securities, if the Acquired Fund has delivered to the Custodian or the Foreign Custodian by or on the Delivery Date and, with respect to said undelivered securities, such documents in the form of executed copies of an agreement of assignment and escrow agreement and due bills and the like as may be required by the Acquiring Fund or the Custodian or the Foreign Custodian, including brokers` confirmation slips.

4.Post-Closing Distribution and Liquidation of the Acquired Fund. As soon as practicable after the Closing, the Acquired Fund shall pay or make provisions for all of its debts, taxes and other liabilities and shall distribute all of the remaining assets thereof to the shareholders of the Acquired Fund; and the Acquired Fund shall no longer be listed on Form N-SAR. At, or as soon as may be practicable following the Closing Date, the Acquired Fund shall for federal income tax purposes be liquidated, and distribute the Acquiring Fund Shares received hereunder by instructing the Acquiring Fund that the pro rata interest (in full and fractional Acquiring Fund Shares) of each of the holders of record of shares of the Acquired Fund as of the close of business on the Valuation Date as certified by the Acquired Fund`s transfer agent (the "Acquired Fund Record Holders") be registered on the books of the Acquiring Fund in the names of each of the Acquired Fund Record Holders. The Acquiring Fund agrees to comply promptly with said instruction. All issued and outstanding shares of the Acquired Fund shall thereupon be cancelled on the books of the Acquired Fund. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. The Acquiring Fund shall record on its books the ownership of Acquiring Fund Shares by Acquired Fund Record Holders. No redemption or repurchase of any Acquiring Fund Shares credited to Acquired Fund Record Holders in respect of the Acquired Fund Shares represented by unsurrendered stock certificates shall be permitted until such certificates have been surrendered to the Custodian for cancellation. Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the name of the Acquired Fund Record Holder on the books of the Acquiring Fund as of the Closing Date shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

5.Acquired Fund Securities. The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's portfolio investments as of the date of execution of this Agreement. The Acquired Fund may sell any of these investments and will confer with the Acquiring Fund with respect to investments for the Acquired Fund. The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Acquired Fund with a statement of the Acquiring Fund`s investment objectives, policies, and restrictions and a list of the investments, if any, on the list referred to in the first sentence of this paragraph 5 that do not conform to such objectives, policies, and restrictions. In the event that the Acquired Fund holds any investments that the Acquiring Fund may not hold, the Acquired Fund will, consistent with the foregoing and its own policies and restrictions, use its reasonable efforts to dispose of such investments prior to the Closing Date, provided, however, that in no event will the Acquired Fund be required to dispose of assets to an extent which would cause less than 50% of the historic business assets of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement or to take any action that is inconsistent with paragraph 8.M. below. In addition, if it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain any investments exceeding certain percentage limitations applicable to the Acquiring Fund with respect to such investments, the Acquired Fund will, if requested by the Acquiring Fund, in a manner consistent with the foregoing and its own policies and restrictions, use its reasonable efforts to dispose of an amount of such investments sufficient to avoid violating such limitations as of the Closing Date. On the Delivery Date, the Acquired Fund shall deliver to the Acquiring Fund a list setting forth the securities then owned by the Acquired Fund (the "Securities List"), which shall be prepared in accordance with the requirements of the Code and the regulations promulgated thereunder for specific identification tax lot accounting and which shall clearly reflect the basis used for determination of gain and loss realized on the partial sale of any security transferred to the Acquiring Fund. The records from which the Securities List will be prepared shall be made available by the Acquired Fund prior to the Closing Date for inspection by the Acquiring Fund`s Treasurer or his designee or the auditors of the Acquiring Fund upon reasonable request.

6.Liabilities and Expenses. The Acquiring Fund shall not assume any of the liabilities of the Acquired Fund, and the Acquired Fund will use its reasonable efforts to discharge all its known liabilities, so far as may be possible, prior to the Closing Date. The Acquiring Fund shall not be responsible for any of the Acquired Fund`s expenses in connection with the carrying-out of this Agreement.

7.Legal Opinions.

A.Opinion of Acquired Fund Counsel. At the Closing, the Acquired Fund shall furnish the Acquiring Fund with such written opinions (including opinions as to certain federal income tax matters) of Willkie Farr & Gallagher LLP, and the factual representations supporting such opinions as shall be, in form and substance reasonably satisfactory to the Acquiring Fund.

B.Opinion of Acquiring Fund Counsel. At the Closing, the Acquiring Fund shall furnish the Acquired Fund with a written opinion of Willkie Farr & Gallagher LLP, and the factual representations supporting such opinions shall be, in form and substance reasonably satisfactory to the Acquired Fund.

8.Acquired Fund Representations, Warranties and Covenants. The Acquired Fund hereby represents and warrants to the Acquiring Fund, and covenants and agrees with the Acquiring Fund:

A.that the audited statement of assets and liabilities, including the schedule of portfolio investments, and the related statement of operations and statement of changes in net assets of the Acquired Fund as of February 28, 2006 and for the year then ended heretofore delivered to the Acquiring Fund were prepared in accordance with generally accepted accounting principles, reflect all liabilities of the Acquired Fund, whether accrued or contingent, which are required to be reflected or reserved against in accordance with generally accepted accounting principles, and present fairly the financial position and results of operations of the Acquired Fund as of said date and for the period covered thereby;

B.that the Acquired Fund will furnish to the Acquiring Fund an unaudited statement of assets and liabilities, including the schedule of portfolio investments (or a statement of net assets in lieu of a statement of assets and liabilities and a schedule of portfolio investments), and the related statement of operations and statement of changes in net assets of the Acquired Fund for the period commencing on the date following the date specified in paragraph 8.A. above and ending on August 31, 2006. These financial statements will be prepared in accordance with generally accepted accounting principles and will reflect all liabilities of the Acquired Fund, whether accrued or contingent, which are required to be reflected or reserved against in accordance with generally accepted accounting principles, will present fairly the financial position and results of operations of the Acquired Fund as of the dates of such statements and for the periods covered thereby;

C.that there are no legal, administrative or other proceedings pending or, to the knowledge of the Acquired Fund, overtly threatened against the Acquired Fund which would individually or in the aggregate materially affect the financial condition of the Acquired Fund or the Acquiring Fund`s ability to consummate the transactions contemplated hereby;

D.that the execution and delivery of this Agreement by the Acquired Fund and the consummation of the transactions contemplated herein have been authorized by the Board of Directors by vote taken at a meeting of the Board of Directors of the Acquiring Fund duly called and held on July 19, 2006, and that the Acquired Fund will (i) take all steps necessary duly to call, give notice of, convene and hold a meeting of the shareholders of the Acquired Fund as soon as practicable and in accordance with applicable Maryland, Massachusetts and federal law, for the purpose of approving this Agreement and the transactions contemplated herein and for such other purposes as may be necessary and desirable, and (ii) recommend to such shareholders the approval of this Agreement and the transactions contemplated herein and such other matters as may be submitted to such shareholders in connection with the transactions contemplated herein;

E.that from the date of this Agreement through the Closing Date, there shall not have been:

(1)any material change in the business, results of operations, assets or financial condition or the manner of conducting the business of the Acquired Fund (other than changes in the ordinary course of its business or relating to the transactions contemplated by this Agreement, including, without limitation, dividends and distributions in the ordinary course, changes in the net asset value per share, redemptions in the ordinary course of business, and changes in sales volume), which has had a material adverse effect on such business, results of operations, assets or financial condition, except in all instances as set forth in the financial statements of the Acquired Fund referred to in paragraphs 8.A. and B. above;

(2)any loss (whether or not covered by insurance) suffered by the Acquired Fund materially and adversely affecting the assets of the Acquired Fund, other than depreciation of securities;

(3)issued any option to purchase or other right to acquire stock of the Acquired Fund of any class granted by the Acquired Fund to any person (excluding sales in the ordinary course and a dividend reinvestment program);

(4)any indebtedness incurred by the Acquired Fund for borrowed money or any commitment to borrow money entered into by the Acquired Fund, except as provided in the current prospectus and statement of additional information of the Acquired Fund or so long as it will not prevent the Acquired Fund from complying with paragraph 8.I.;

(5)any amendment to the Articles of Incorporation or By-Laws of the Acquired Fund except to effectuate the transactions contemplated hereunder or otherwise as disclosed in writing to the Acquiring Fund; or

(6)any grant or imposition of any lien, claim, charge or encumbrance upon any asset of the Acquired Fund except as provided in the current prospectus and statement of additional information of the Acquired Fund or so long as it will not prevent the Acquired Fund from complying with paragraph 8.I.;

F.that there are no material contracts outstanding to which the Acquired Fund is bound other than as disclosed to the Acquiring Fund;

G.that the Acquired Fund has filed all federal, state and local tax returns and reports required by law to have been filed, that all federal, state and local income, franchise, property, sales, employment or other taxes payable pursuant to such returns and reports have been paid so far as due, or provision has been made for the payment thereof, and that, to the knowledge of the Acquired Fund, no such return is currently under audit and no assessment has been asserted with respect to any such return other than with respect to all such matters which are not material individually or in the aggregate;

H.that, as promptly as practicable, but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund with a statement of the earnings and profits of the Acquired Fund for federal income tax purposes;

I.that on the Closing Date the Acquired Fund will have good and marketable title to the assets of the Acquired Fund to be conveyed hereunder, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities whatsoever, and full right, power and authority to sell, assign, transfer and deliver such assets and shall deliver such assets to the Acquiring Fund as set forth in paragraph 1.A. hereof. Upon delivery of such assets, the Acquiring Fund will receive good and marketable title to such assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, except as to adverse claims of which the Acquiring Fund has notice at or prior to the time of delivery. Except as set forth on the Securities List, none of the securities comprising the assets of the Acquired Fund will be "restricted securities" under the 1933 Act or the rules and regulations of the Securities and Exchange Commission (the "Commission") thereunder;

J.that the Proxy Statement/Prospectus (hereinafter defined) at the time of delivery by the Acquired Fund to its shareholders in connection with the meeting of shareholders to approve this transaction, on the Closing Date and at the time of the liquidation of the Acquired Fund set forth in paragraph 4. above, as amended or as supplemented if it shall have been amended or supplemented, will conform in all material respects to the applicable requirements of the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act and the rules and regulations of the Commission thereunder, and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading, except that no representations or warranties in this section apply to statements or omissions which are based on written information furnished by the Acquiring Fund to the Acquired Fund;

K.that the Acquired Fund is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of its Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound and that this Agreement constitutes a valid and legally binding obligation of the Acquired Fund, enforceable against the Acquired Fund in accordance with its terms, except as enforceability may be affected by bankruptcy laws, laws affecting creditors generally and general principles of equity;

L.that the Acquired Fund will take all actions within its control necessary to cause the exchange of Acquiring Fund Shares for assets of the Acquired Fund made under this Agreement to qualify, as of and after the Closing, as a reorganization within the meaning of Section 368(a)(1)(C) of the Code; and

M.that the Acquired Fund is registered with the Commission under the 1940 Act, classified as a management company and subclassified as an open-end company.

9.Acquiring Fund Representations, Warranties and Covenants. The Acquiring Fund hereby represents and warrants to the Acquired Fund, and covenants and agrees with the Acquired Fund:

A.that the audited statement of assets and liabilities, including the schedule of portfolio investments, and the related statement of operations and statement of changes in net assets of the Acquiring Fund as of October 31, 2005 and for the year then ended heretofore delivered to the Acquired Fund were prepared in accordance with generally accepted accounting principles, reflect all liabilities of the Acquiring Fund, whether accrued or contingent, which are required to be reflected or reserved against in accordance with generally accepted accounting principles, and present fairly the financial position and results of operations of the Acquiring Fund as of said date and for the period covered thereby;

B.that there are no legal, administrative or other proceedings pending or, to its knowledge, overtly threatened against the Acquiring Fund which would individually or in the aggregate materially affect the financial condition of the Acquiring Fund's ability to consummate the transactions contemplated hereby;

C.that the execution and delivery of this Agreement by the Acquiring Fund and the consummation of the transactions contemplated herein have been authorized by the Board of Directors of the Acquiring Fund by vote taken at a meeting of the Board of Directors of the Acquiring Fund duly called and held on July 19, 2006, and that approval by the Acquiring Fund`s shareholders of this Agreement or the consummation of the transactions contemplated herein is not required under applicable Maryland and federal law;

D.that from the date of this Agreement through the Closing Date, there shall not have been any material change in the business, results of operations, assets or financial condition or the manner of conducting the business of the Acquiring Fund (other than changes in the ordinary course of its business, including, without limitation, dividends and distributions in the ordinary course, changes in the net asset value per share, redemptions in the ordinary course of business and changes in sales volume), which has had an adverse material effect on such business, results of operations, assets or financial condition, except in all instances as set forth in the financial statements of the Acquiring Fund referred to in paragraph 9.A. and B. above;

F.that the Acquiring Fund is registered with the Commission under the 1940 Act, classified as a management company and subclassified as an open-end diversified company;

G.that the shares of the Acquiring Fund to be issued pursuant to paragraph 1.A. will be duly registered under the 1933 Act by the Registration Statement (hereinafter defined) in effect on the Closing Date and at the time of the liquidation of the Acquired Fund set forth in paragraph 4. above;

H.that the Acquiring Fund Shares are duly authorized and validly issued and are fully paid, nonassessable and free of any preemptive rights and conform in all material respects to the description thereof contained in the Proxy Statement/Prospectus as in effect on the Closing Date and at the time of the liquidation of the Acquired Fund set forth in paragraph 4. above;

I.that the Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of the Acquiring Fund`s Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, and that this Agreement constitutes a valid and legally binding obligation of the Acquiring Fund, enforceable against the Acquiring Fund in accordance with its terms, except as enforceability may be affected by bankruptcy laws, laws affecting creditors generally and general principles of equity;

J.that the Acquiring Fund will take all actions within its control necessary to cause the exchange of Acquiring Fund Shares for assets of the Acquired Fund made under this Agreement to qualify, as of and after the Closing, as a reorganization within the meaning of Section 368(a)(1)(C) of the Code;

K.that the Acquiring Fund has filed all federal, state and local tax returns and reports required by law to have been filed, that all federal, state and local income, franchise, property, sales, employment or other taxes payable pursuant to such returns and reports have been paid so far as due, or provision has been made for the payment thereof, and that, to the knowledge of the Acquiring Fund, no such return is currently under audit and no assessment has been asserted with respect to any such return, other than with respect to all such matters those which are not material individually or in the aggregate;

L.that the Proxy Statement/Prospectus at the time of delivery by the Acquired Fund to its shareholders in connection with the meeting of shareholders to approve this transaction, on the Closing Date and at the liquidation of the Acquired Fund set forth in paragraph 4. above, as amended or as supplemented if it shall have been amended or supplemented, and the Registration Statement on the effective date thereof, on the Closing Date and at the liquidation of the Acquired Fund set forth in paragraph 4. above, will conform in all material respects to the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and will not include any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, except that no representations or warranties in this section apply to statements or omissions which are based on written information furnished by the Acquired Fund to the Acquiring Fund; and

M.the current prospectus and statement of additional information of the Acquiring Fund (copies of which have been delivered to the Acquired Fund) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

10.Certain Conditions.

Unless waived by the parties in writing in their sole discretion, all obligations of the parties hereunder are subject to the fulfillment, prior to or at the Closing, of each of the following conditions:

A.Registration Statement and Proxy Statement/Prospectus. The Acquiring Fund will file a registration statement on Form N-14 with the Commission under the 1933 Act in order to register the Acquiring Fund Shares to be issued hereunder. Such registration statement in the form in which it shall become effective and, in the event any post-effective amendment thereto becomes effective prior to the Closing Date, such registration statement as amended, is referred to herein as the "Registration Statement." The Acquired Fund will file preliminary proxy materials with the Commission under the 1940 Act and the 1934 Act, relating to the meeting of the shareholders of the Acquired Fund at which this Agreement and the transactions herein contemplated will be considered and voted upon, in the form of a combined proxy statement and prospectus and related statement of additional information included in the Registration Statement. The combined proxy statement and prospectus and related statement of additional information that is first filed pursuant to Rule 497(b) under the 1933 Act is referred to herein as the "Proxy Statement/Prospectus." The Acquiring Fund and the Acquired Fund each will exert reasonable efforts to cause the Registration Statement to become effective under the 1933 Act as soon as practical and agree to cooperate in such efforts. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. Upon effectiveness of the

Registration Statement, the Acquired Fund will cause the Proxy Statement/Prospectus to be delivered to the shareholders of the Acquired Fund entitled to vote on the transactions contemplated by this Agreement at least 20 days prior to the date of the meeting of shareholders called to act upon such transactions.

B.Shareholder Vote. The obligations of the Acquired Fund under this Agreement shall be subject to the shareholders of the Acquired Fund duly approving the execution and delivery of this Agreement and the transactions contemplated herein.

C.Pending or Threatened Proceedings. On the Closing Date, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

D.Appropriate Articles. The Acquired Fund shall execute and cause to be filed with the Maryland State Department of Assessments and Taxation, such articles of transfer, articles supplementary or other documents, as necessary to eliminate designation of the Acquired Fund, as appropriate.

E.Declaration of Dividend. The Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund shareholders all of the investment company taxable income and realized capital gain for all taxable periods of the Acquired Fund which are required to be distributed to avoid federal income or excise tax applicable to regulated investment companies.

F.State Securities Laws. The parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated herein.

G.Performance of Covenants. Each party shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by it prior to or at the Valuation Date and the Closing Date.

H.Representations and Warranties. The representations and warranties of each party set forth in this Agreement will be true and correct on the Closing Date, and each party shall deliver to the other a certificate of a duly authorized officer of such party to that effect.

11.Notices. All notices, requests, instructions and demands in the course of the transactions herein contemplated shall be in writing addressed to the respective parties as follows and shall be deemed given: (i) on the next day if sent by prepaid overnight courier and (ii) on the same day if given by hand delivery or telecopy.

If to the Acquiring Fund or Acquired Fund:

Henry H. Hopkins, Esquire
T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, Maryland 21202
Fax Number (410) 345-6575

with a copy to:

Joel H. Goldberg, Esquire
Willkie Farr & Gallagher LLP
1875 K Street, NW
Washington, D.C. 20006
Fax Number (202) 303-2000

or to such other address as the parties from time to time may designate by written notice to all other parties hereto.

12.Termination.

A.This Agreement may be terminated by the Acquiring Fund or the Acquired Fund upon the giving of written notice to the other, if the conditions specified in paragraphs 8., 9. and 10. have not been performed or do not exist on or before January 31, 2007.

B.In the event of termination of this Agreement pursuant to paragraph 12.A. of this Agreement, neither party (nor its officers or directors) shall have any liability to the other.

13.Exhibits. All Exhibits shall be considered as part of this Agreement.

14.Miscellaneous. This Agreement shall bind and inure to the benefit of the parties and their respective successors and assigns. It shall be governed by, construed and enforced in accordance with the laws of the State of Maryland. The Acquired Fund and the Acquiring Fund represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein. The Acquired Fund and the Acquiring Fund agree that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties as to the subject matter hereof. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder for a period of three years thereafter. The paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. This Agreement shall be executed in any number of counterparts, each of which shall be deemed an original. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement. Whenever used herein, the use of any gender shall include all genders.

15.Amendments. The Acquired Fund and the Acquiring Fund by mutual consent of their Board of Directors or authorized committees or officers may amend this Agreement in such manner as may be agreed upon, whether before or after the meeting of stockholders of the Acquired Fund at which action upon the transactions contemplated hereby is to be taken; provided, however, that after the requisite approval of the stockholders of the Acquired Fund has been obtained, this Agreement shall not be amended or modified so as to change the provisions with respect to the transactions herein contemplated in any manner which would materially and adversely affect the rights of such stockholders without their further approval.

16.Waiver. The failure of any party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

17.Liability.

A.The Acquired Fund and the Acquiring Fund acknowledge and agree that all obligations of the Acquired Fund under this Agreement are binding only with respect to the Acquired Fund; that any liability of the Acquired Fund under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquired Fund.

B.The Acquiring Fund and the Acquired Fund acknowledge and agree that all obligations of the Acquiring Fund under this Agreement are binding only with respect to the Acquiring Fund; that any liability of the Acquiring Fund under this Agreement or in connection with the transactions contemplated herein shall be discharged only out of the assets of the Acquiring Fund.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed and by their officers thereunto duly authorized, as of the day and year first above written.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed and by their officers thereunto duly authorized, as of the day and year first above written.

WITNESS:T. ROWE PRICE Summit Municipal Funds, INC., on behalf of the T. Rowe Price Summit Municipal Intermediate Fund

__________________By_______________________(SEAL)

Title: Vice President

WITNESS:T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND, INC.

__________________By________________________(SEAL)

Title: Vice President

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.

FORM N-14

PART B

STATEMENT OF ADDITIONAL INFORMATION

September 5, 2006

This Statement of Additional Information (the "SAI") relates to the proposed reorganization (each a "Reorganization") of each of the Florida Intermediate Tax-Free Fund, a separate series of the T. Rowe Price State Tax-Free Income Trust (the "Trust"), and the T. Rowe Price Tax-Free Intermediate Bond Fund, Inc. (the "Acquired Funds"), into T. Rowe Price Summit Municipal Intermediate Fund, a separate series of the T. Rowe Price Summit Municipal Funds, Inc. (the "Summit Fund") (the "Acquiring Fund).

This SAI contains information which may be of interest to shareholders relating to each Reorganization, but which is not included in the Combined Proxy Statement/Prospectus dated September 5, 2006 (the "Combined Proxy Statement/Prospectus") of the funds. As described in the Combined Proxy Statement/Prospectus, a Reorganization would involve the transfer of substantially all the assets of the Acquired Funds in exchange for shares of the respective Acquiring Fund. Each Acquired Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.

This SAI is not a prospectus, and should be read in conjunction with the Combined Proxy Statement/Prospectus. This SAI and the Combined Proxy Statement/Prospectus have been filed with the Securities and Exchange Commission. Copies of the Combined Proxy Statement/Prospectus are available upon request and without charge by writing to the Acquiring Fund at 100 East Pratt Street, Baltimore, Maryland 21202, or by calling
 1-800-541-5910.

The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the prospectuses and statement of additional information of the Acquired Funds and Acquiring Fund, other material incorporated by reference and other information regarding the Acquired Funds and Acquiring Fund.

Page

I.	Additional Information About the Acquired Funds and the Acquiring Fund	32
II.	Financial Statements of the Acquired Funds and the Acquiring Fund	32
III.	Pro Forma Financial Statements - Florida Intermediate Fund/T. Rowe Price Tax-Free Intermediate Bond Fund/T. Rowe Price Summit Municipal Intermediate Fund
	A. Pro Forma Combined Portfolio of Investments as of April 30, 2006 (Unaudited)*	33
	B. Pro Forma Combined Statement of Assets and Liabilities as of April 30, 2006 (Unaudited)*	49
	C. Pro Forma Combined Statement of Operations year ended April 30, 2006 (Unaudited)*	51
	D. Notes to Pro Forma Combined Financial Statements as of April 30, 2006 (Unaudited)	53

*The accompanying notes are an integral part of these financial statements.

I. ADDITIONAL INFORMATION ABOUT THE
ACQUIRED FUNDS AND THE ACQUIRING FUND

FOR THE ACQUIRED FUND: The Statement of Additional Information for the Acquired Funds dated July 1, 2006, as supplemented, as filed with the Securities and Exchange Commission on July 5, 2006, is incorporated by reference.

FOR THE ACQUIRING FUNDS: The Statement of Additional Information for the Acquiring Fund dated July 1, 2006, as supplemented, as filed with the Securities and Exchange Commission on July 5, 2006, is incorporated by reference.

II. FINANCIAL STATEMENTS OF THE
ACQUIRED FUNDS AND THE ACQUIRING FUND

This SAI incorporated by reference (i) the Annual Report of the Florida Intermediate Tax-Free Fund and T. Rowe Price Tax-Free Intermediate Bond Fund, Inc. for the year ended February 28, 2006, as filed with the Securities and Exchange Commission on April 21, 2006, (ii) the Annual Report of the T. Rowe Price Summit Municipal Intermediate Fund for the year ended October 31, 2005, as filed with the Securities and Exchange Commission on December 27, 2005. Each of these reports contains historical financial information regarding the Funds and has been filed with the Securities and Exchange Commission. The financial statements therein, and, in the case of the Annual Reports, the report of the independent registered public accounting firm therein, are incorporated herein by reference.

PricewaterhouseCoopers LLP, located at 250 West Pratt Street, 21st Floor, Baltimore, MD 21201, is Independent Registered Public Accounting Firm to the Acquired Fund and the Acquiring Funds, providing audit and tax return review of various Securities and Exchange Commission filings.

T. Rowe Price Florida Intermediate Tax-Free Fund T. Rowe Price Tax-Free Intermediate Bond Fund T. Rowe Price Summit Municipal Intermediate Fund Pro Forma Combined Portfolio of Investments *

April 30, 2006
UNAUDITED
			Par/Shares (000's)				Market Value (000's)
	TRP Tax-Free Intermediate Bond Fund	TRP FloridaIntermediate Tax-Free Fund	TRP Summit Intermediate Bond Fund	TRP Summit Intermediate Bond Fund Pro Forma Combined	TRP Tax-FreeIntermediate Bond Fund	TRP Florida Intermediate Tax-Free Fund	TRP Summit Intermediate Bond Fund	TRP Summit Intermediate Bond Fund Pro Forma Combined

MUNICIPAL SECURITIES 99.4%
Alabama 1.2%
Alabama Federal Highway Fin. Auth., 5.00%, 3/1/08 (1)	1,000	-	1,000	2,000	1,023	-	1,023	2,046
Health Care Auth. for Baptist Health, 5.00%, 11/15/18	750	-	1,000	1,750	765	-	1,020	1,785
Jefferson County Sewer, 5.50%, 2/1/40 (Prerefunded 2/1/11) (2)(3)	1,500	-	1,000	2,500	1,624	-	1,083	2,707
								6,538
Alaska 1.1%
Alaska HFC, Single Family Housing, 5.75%, 12/1/11 (4)	-	-	485	485	-	-	497	497
Alaska Int'l. Airport, 5.00%, 10/1/13 (1)(4)	1,000	-	1,000	2,000	1,050	-	1,050	2,100
Anchorage, GO, 5.00%, 3/1/20 (1)	1,500	-	1,755	3,255	1,566	-	1,833	3,399
								5,996
Arizona 1.5%
Arizona HFA, Blood Systems, 5.00%, 4/1/18	680	-	645	1,325	692	-	656	1,348
Arizona School Fac. Board, 5.50%, 7/1/13 (Prerefunded 7/1/11) (2)	2,000	-	1,500	3,500	2,162	-	1,622	3,784
Salt River Agricultural Improvement & Power Dist., 5.25%, 1/1/15	1,000	-	500	1,500	1,069	-	534	1,603
Tempe IDA, Friendship Village, 5.375%, 12/1/13	750	-	750	1,500	747	-	747	1,494
								8,229
Arkansas 0.2%
Univ. of Arkansas, 5.00%, 11/1/26 (1)	500	-	500	1,000	516	-	516	1,032
								1,032
California 7.2%
California, Economic Recovery, 5.00%, 7/1/23 (Tender 7/1/07)	700	-	1,000	1,700	710	-	1,014	1,724
California, Economic Recovery, GO, 5.25%, 1/1/11	1,000	-	1,000	2,000	1,062	-	1,062	2,124
California, Economic Recovery, GO, 5.25%, 7/1/12	500	-	670	1,170	537	-	720	1,257
California, GO, 5.00%, 11/1/12	85	-	-	85	89	-	-	89
California, GO, 5.00%, 11/1/12 (Prerefunded 11/1/11) (2)	165	-	-	165	176	-	-	176
California, GO, 5.00%, 11/1/24	-	-	700	700	-	-	714	714
California, GO, 5.00%, 2/1/10	-	-	500	500	-	-	521	521
California, GO, 5.00%, 2/1/11	750	-	750	1,500	787	-	787	1,574
California, GO, 5.00%, 3/1/14	1,800	-	1,000	2,800	1,902	-	1,057	2,959
California, GO, 5.50%, 11/1/33	500	-	500	1,000	538	-	538	1,076
California, GO, 6.30%, 10/1/07	-	-	1,400	1,400	-	-	1,450	1,450
California Dept. of Water Resources, Power Supply, 5.25%, 5/1/09 (1)	1,500	-	1,500	3,000	1,569	-	1,570	3,139
California Dept. of Water Resources, Power Supply, 5.50%, 5/1/11	2,000	-	800	2,800	2,147	-	859	3,006
California Dept. of Water Resources, Power Supply, 5.50%, 5/1/14 (5)	1,000	-	1,250	2,250	1,091	-	1,364	2,455
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/20	650	-	750	1,400	670	-	773	1,443
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/27	750	-	750	1,500	757	-	757	1,514
California Housing Fin. Agency, Home Mortgage, VRDN (Currently 3.80%) (4)	-	-	1,700	1,700	-	-	1,700	1,700
California Public Works Board, Coalinga Mental Health, 5.00%, 6/1/08	1,000	-	-	1,000	1,025	-	-	1,025
California Public Works Board, Mental Health, Coalinga, 5.00%, 6/1/08	-	-	1,000	1,000	-	-	1,025	1,025
Capistrano Unified School Dist. No. 90-2, 5.875%, 9/1/23	-	-	200	200	-	-	211	211
Long Beach Harbor, 5.00%, 5/15/18 (1)	-	-	1,500	1,500	-	-	1,580	1,580
Napa Valley Community College, 5.00%, 8/1/21 (1)	-	-	1,000	1,000	-	-	1,046	1,046
Port of Oakland, 5.00%, 11/1/11 (1)(4)	-	-	1,000	1,000	-	-	1,052	1,052
San Diego Unified School Dist., 5.00%, 7/1/16 (1)	1,300	-	3,405	4,705	1,390	-	3,640	5,030
Univ. of California Regents, 5.00%, 5/15/19 (6)	-	-	1,215	1,215	-	-	1,269	1,269
								39,159
Colorado 0.6%
Colorado HFA, Evangelical Lutheran, 5.00%, 6/1/16	500	-	700	1,200	511	-	716	1,227
Colorado HFA, Sisters of Charity of Leavenworth, VRDN (Currently 3.80%)	-	-	1,900	1,900	-	-	1,900	1,900
								3,127
Connecticut 1.2%
Connecticut, GO, 5.25%, 6/15/13 (Prerefunded 6/15/09) (2)(3)	1,850	-	1,000	2,850	1,944	-	1,051	2,995
Mashantucket Western Pequot Tribe, 5.60%, 9/1/09 (7)	-	-	200	200	-	-	208	208
Mashantucket Western Pequot Tribe, 5.70%, 9/1/12 (7)	-	-	500	500	-	-	517	517
Mohegan Tribe Indians, 6.25%, 1/1/31	-	-	450	450	-	-	480	480
Mohegan Tribe Indians Gaming Auth., Public Improvement, 5.00%, 1/1/08	200	-	-	200	203	-	-	203
Mohegan Tribe Indians Gaming Auth., Public Improvement, 5.50%, 1/1/13	560	-	-	560	591	-	-	591
Univ. of Connecticut, Student Fee, 5.25%, 11/15/16 (3)	740	-	500	1,240	797	-	538	1,335
								6,329
Delaware 1.0%
Delaware River & Bay Auth., 5.00%, 1/1/21 (1)	-	-	1,000	1,000	-	-	1,044	1,044
Delaware Transit Auth., 5.00%, 7/1/08 (1)	1,500	-	-	1,500	1,541	-	-	1,541
Sussex County, Cadbury Lewes, 5.90%, 1/1/26	385	-	475	860	392	-	484	876
Wilmington, GO, 5.375%, 6/1/16 (3)	1,925	-	-	1,925	2,064	-	-	2,064
								5,525
District of Columbia 1.6%
Metropolitan Washington D.C. Airports Auth., 5.50%, 10/1/08 (1)(4)	-	-	1,650	1,650	-	-	1,711	1,711
Metropolitan Washington D.C. Airports Auth., 5.50%, 10/1/12 (3)(4)	1,000	-	1,000	2,000	1,078	-	1,078	2,156
Metropolitan Washington D.C. Airports Auth., 5.50%, 10/1/18 (1)(4)	1,350	-	1,000	2,350	1,431	-	1,060	2,491
Metropolitan Washington D.C. Airports Auth., 5.75%, 10/1/19 (3)(4)	-	-	1,000	1,000	-	-	1,073	1,073
Washington Metro Area Transit Auth., 5.00%, 1/1/12 (1)	-	-	1,000	1,000	-	-	1,062	1,062
								8,493
Florida 24.6%
Broward County, 5.00%, 12/1/06	-	1,800	-	1,800	-	1,813	-	1,813
Broward County, GO, 5.25%, 1/1/15	-	2,000	-	2,000	-	2,131	-	2,131
Broward County, GO, 5.25%, 1/1/18	720	2,000	500	3,220	761	2,113	529	3,403
Broward County, GO, 5.25%, 1/1/21	1,000	-	-	1,000	1,054	-	-	1,054
Broward County, Parks & Land Preservation, GO, 5.00%, 1/1/25	1,250	1,000	1,250	3,500	1,296	1,037	1,296	3,629
Broward County, Water & Sewer Utility, 5.00%, 10/1/15 (5)	-	1,425	-	1,425	-	1,509	-	1,509
Broward County Airport, 5.25%, 10/1/10 (1)(4)	-	2,000	-	2,000	-	2,071	-	2,071
Collier County, Gas Tax, 5.25%, 6/1/14 (5)	-	500	-	500	-	535	-	535
Coral Gables HFA, Baptist Health, 5.00%, 8/15/06	-	400	-	400	-	401	-	401
Delray Beach, Decade of Excellence, GO, 5.00%, 2/1/13 (6)	-	1,000	-	1,000	-	1,062	-	1,062
Duval County School Dist., GO, COP, 5.75%, 7/1/16 (6)	-	2,000	-	2,000	-	2,112	-	2,112
Fishhawk Community Dev. Dist. II, 5.00%, 11/1/07	-	-	50	50	-	-	50	50
Fishhawk Community Dev. Dist. II, 5.125%, 11/1/09	-	-	245	245	-	-	247	247
Florida Board of Ed., Capital Outlay, 5.25%, 1/1/14 (Prerefunded 1/1/08) (2)	-	1,170	-	1,170	-	1,211	-	1,211
Florida Board of Ed., Capital Outlay, GO, 5.00%, 6/1/12 (3)	-	1,250	-	1,250	-	1,326	-	1,326
Florida Board of Ed., Capital Outlay, GO, 5.00%, 6/1/14	-	2,000	-	2,000	-	2,110	-	2,110
Florida Board of Ed., Capital Outlay, GO, 5.125%, 6/1/13	1,500	2,500	-	4,000	1,569	2,616	-	4,185
Florida Board of Ed., Capital Outlay, GO, 5.25%, 1/1/13 (Prerefunded 1/1/08) (2)	-	2,360	-	2,360	-	2,442	-	2,442
Florida Board of Ed., Capital Outlay, GO, 5.25%, 6/1/14	1,250	-	-	1,250	1,336	-	-	1,336
Florida Board of Ed., GO, 5.00%, 6/1/08	-	-	1,000	1,000	-	-	1,027	1,027
Florida Board of Ed., GO, 5.125%, 6/1/13	-	-	1,000	1,000	-	-	1,046	1,046
Florida Board of Ed., Lottery, 5.375%, 7/1/14 (3)	-	2,000	-	2,000	-	2,135	-	2,135
Florida Board of Ed., Lottery, 5.50%, 7/1/12 (Prerefunded 7/1/10) (2)(3)	-	2,500	-	2,500	-	2,688	-	2,688
Florida Board of Ed., Lottery, 5.50%, 7/1/13 (3)	1,200	1,000	-	2,200	1,286	1,072	-	2,358
Florida Board of Ed., Lottery, 5.50%, 7/1/16 (3)	-	1,000	-	1,000	-	1,072	-	1,072
Florida Dept. of Environmental Protection, 5.00%, 7/1/12 (1)	-	2,500	-	2,500	-	2,655	-	2,655
Florida Dept. of Environmental Protection, 5.25%, 7/1/14 (4)	750	2,000	500	3,250	805	2,147	537	3,489
Florida Dept. of Natural Resources, Documentary Stamp Tax, 5.50%, 7/1/07 (3)	1,200	-	-	1,200	1,225	-	-	1,225
Florida Dept. of Natural Resources, Documentary Stamp Tax, 5.50%, 7/1/09 (6)	-	3,000	-	3,000	-	3,159	-	3,159
Florida Dept. of Natural Resources, Documentary Stamp Tax, 6.00%, 7/1/08 (5)	-	2,645	-	2,645	-	2,771	-	2,771
Florida DOT, GO, 5.00%, 7/1/21	-	1,000	-	1,000	-	1,038	-	1,038
Florida DOT, Turnpike Auth., 5.25%, 7/1/11 (1)	-	1,950	-	1,950	-	2,026	-	2,026
Florida HFC, Multi-Family, 5.80%, 2/1/08, (Prerefunded 8/1/06) (2)	-	1,000	-	1,000	-	1,025	-	1,025
Greater Orlando Aviation Auth., 5.00%, 10/1/15 (6)	-	2,250	-	2,250	-	2,356	-	2,356
Highlands County HFA, Adventist Health System / Sunbelt, 5.00%, 11/15/18	1,600	-	-	1,600	1,644	-	-	1,644
Highlands County HFA, Adventist Health System / Sunbelt, 5.00%, 11/15/19	-	-	1,615	1,615	-	-	1,656	1,656
Highlands County HFA, Adventist Health System / Sunbelt, 5.00%, 11/15/21	-	1,100	-	1,100	-	1,123	-	1,123
Highlands County HFA, Adventist Health System / Sunbelt, 5.00%, 11/15/29 (Tender 11/16/09)	1,000	1,000	1,000	3,000	1,031	1,031	1,031	3,093
Hillsborough County Aviation Auth., 5.25%, 10/1/09 (5)(6)	1,055	-	1,000	2,055	1,101	-	1,043	2,144
Hillsborough County School Dist., 5.375%, 10/1/14 (Prerefunded 10/1/11) (5)(2)	-	1,500	-	1,500	-	1,615	-	1,615
Hillsborough County School Dist., Sales Tax, 5.00%, 10/1/20 (2)	750	1,975	1,000	3,725	787	2,072	1,049	3,908
Jacksonville, 5.375%, 10/1/17 (3)	-	1,000	-	1,000	-	1,069	-	1,069
Jacksonville, Excise Tax, 5.00%, 10/1/23 (5)	-	1,875	-	1,875	-	1,959	-	1,959
Jacksonville, Excise Tax, 5.25%, 10/1/19 (1)(4)	-	1,500	-	1,500	-	1,572	-	1,572
Jacksonville Electric Auth., 5.25%, 10/1/12 (Prerefunded 10/1/07) (2)	-	1,930	-	1,930	-	1,990	-	1,990
Jacksonville HFA, Baptist Health, 5.00%, 8/15/11 (1)	-	750	-	750	-	765	-	765
Jacksonville HFA, Genesis Hospital, 3.80%, 5/1/21	-	100	-	100	-	100	-	100
Kissimmee Utility Auth., 5.00%, 10/1/16 (5)	-	2,260	-	2,260	-	2,397	-	2,397
Kissimmee Water & Sewer, 5.50%, 10/1/11 (3)(8)	-	1,500	-	1,500	-	1,595	-	1,595
Lakeland Electric & Water, 6.55%, 10/1/07 (6)	-	1,095	-	1,095	-	1,137	-	1,137
Lee County, Solid Waste, 5.25%, 10/1/08 (5)(6)	-	1,650	2,000	3,650	-	1,702	2,063	3,765
Lee County IDA, Bonita Springs, 5.80%, 11/1/11 (1)(4)	-	1,325	-	1,325	-	1,348	-	1,348
Martin County, Utility, 5.50%, 10/1/16 (3)	-	1,260	-	1,260	-	1,368	-	1,368
Miami-Dade County, Parks, GO, 5.25%, 11/1/16 (1)	-	660	-	660	-	704	-	704
Miami-Dade County, Public Service Tax, 5.00%, 4/1/20 (1)	-	1,135	-	1,135	-	1,193	-	1,193
Miami-Dade County EFA, Univ. of Miami, 5.00%, 4/1/18 (5)	-	1,750	-	1,750	-	1,832	-	1,832
Middle Village Community Dev. Dist., 5.00%, 5/1/09	-	-	125	125	-	-	126	126
Orange County, 5.00%, 1/1/14 (4)	750	-	800	1,550	792	-	845	1,637
Orange County, Sales Tax, 5.125%, 1/1/16 (3)	-	2,580	-	2,580	-	2,718	-	2,718
Orange County HFA, Nemours Foundation, 5.00%, 1/1/20	-	1,245	-	1,245	-	1,300	-	1,300
Orlando-Orange County Expressway Auth., 6.50%, 7/1/10 (3)	-	1,000	-	1,000	-	1,104	-	1,104
Orlando-Orange County Expressway Auth., VRDN (Currently 3.75%) (3)	-	700	-	700	-	700	-	700
Osceola County, Tourist Dev., GO, 5.50%, 10/1/16 (3)	-	1,000	-	1,000	-	1,082	-	1,082
Palm Beach County, Criminal Justice Fac., 5.75%, 6/1/13 (3)	-	3,700	-	3,700	-	4,102	-	4,102
Paseo Community Dev. Dist., 5.00%, 2/1/11	475	-	575	1,050	479	-	579	1,058
Polk County, Transportation, 5.625%, 12/1/15 (Prerefunded 12/1/10) (6)(2)	-	500	-	500	-	543	-	543
Preserve at Wilderness Lake Community Dev. Dist., 5.00%, 5/1/09	-	-	65	65	-	-	65	65
Reedy Creek Improvement Dist., 5.00%, 10/1/15 (2)	-	1,230	2,000	3,230	-	1,309	2,128	3,437
Reedy Creek Improvement Dist., 5.00%, 10/1/20 (5)	-	1,025	-	1,025	-	1,074	-	1,074
Reedy Creek Improvement Dist., 5.125%, 10/1/14 (Prerefunded 10/1/09) (1)(2)	-	1,525	-	1,525	-	1,605	-	1,605
Reedy Creek Improvement Dist., GO, 5.00%, 6/1/17 (5)	-	1,775	-	1,775	-	1,844	-	1,844
Reedy Creek Improvement Dist., GO, 5.00%, 6/1/21 (5)	-	2,080	-	2,080	-	2,174	-	2,174
Reedy Creek Improvement Dist., GO, 5.375%, 6/1/15 (2)	1,250	-	750	2,000	1,334	-	800	2,134
Saint Augustine, 5.00%, 10/1/24 (5)	-	2,400	-	2,400	-	2,495	-	2,495
Seven Oaks Community Dev. Dist. II, 5.00%, 5/1/09	670	-	670	1,340	672	-	672	1,344
Venice Health Care, Bon Secours Health, 5.40%, 8/15/08 (1)	-	1,290	-	1,290	-	1,322	-	1,322
West Orange Healthcare Dist., 5.50%, 2/1/10	-	800	-	800	-	837	-	837
								133,375
Georgia 2.9%
Atlanta Airport, 5.00%, 1/1/27 (6)	1,400	-	1,400	2,800	1,442	-	1,442	2,884
Cobb County Hosp. Auth., Wellstar Health System, 5.25%, 4/1/17 (5)	1,080	-	1,000	2,080	1,159	-	1,073	2,232
Cobb-Marietta Water Auth., 5.50%, 11/1/14	765	-	750	1,515	841	-	824	1,665
Coweta County Residential Care Fac. for the Elderly, Wesley Woods of Newnan-Peachtree City, 7.625%, 10/1/06 (8)	-	-	90	90	-	-	91	91
Fulton County, Water & Sewer, 5.00%, 1/1/21 (3)	1,180	-	1,000	2,180	1,230	-	1,042	2,272
Georgia, GO, 5.00%, 5/1/18 (Prerefunded 5/1/12) (2)	-	-	1,000	1,000	-	-	1,061	1,061
Georgia Private Colleges & Univ. Auth., Emory Univ., 5.75%, 11/1/14 (Prerefunded 11/1/09) (2)	3,000	-	-	3,000	3,222	-	-	3,222
Georgia Private Colleges & Univ. Auth., Emory Univ., 5.75%, 11/1/18 (Prerefunded 11/1/10) (2)	-	-	1,955	1,955	-	-	2,131	2,131
Savannah Economic Dev. Auth., Savannah College of Art & Design, 6.80%, 10/1/19 (Prerefunded 10/1/09) (2)	-	-	200	200	-	-	221	221
								15,779
Hawaii 0.9%
Hawaii, GO, 5.50%, 2/1/11 (6)	-	-	1,050	1,050	-	-	1,128	1,128
Hawaii, GO, 6.00%, 3/1/07 (6)	1,805	-	-	1,805	1,839	-	-	1,839
Hawaii Dept. of Budget & Fin., Wilcox Memorial Hosp., 5.50%, 7/1/09	-	-	1,690	1,690	-	-	1,729	1,729
								4,696
Idaho 0.1%
Nez Perce County, PCR, IDRB, Potlatch Corp., 7.00%, 12/1/14	-	-	400	400	-	-	452	452
								452
Illinois 3.0%
Chicago, GO, 5.50%, 1/1/09 (1)	500	-	500	1,000	522	-	522	1,044
Chicago O'Hare Int'l Airport, 5.00%, 1/1/10 (1)	-	-	3,600	3,600	-	-	3,742	3,742
Chicago Park Dist., GO, 5.75%, 1/1/16 (3)	155	-	-	155	167	-	-	167
Chicago Park Dist., GO, 5.75%, 1/1/16 (Prerefunded) (3)	845	-	-	845	916	-	-	916
Chicago Water, 5.50%, 11/1/18 (Prerefunded 11/1/11) (2)(5)	1,500	-	500	2,000	1,625	-	542	2,167
Illinois, GO, 5.50%, 8/1/16 (1)	750	-	500	1,250	810	-	540	1,350
Illinois Dev. Fin. Auth., IDRB, Waste Management, 5.85%, 2/1/07 (4)	-	-	1,165	1,165	-	-	1,180	1,180
Illinois HFA, Edward Health Services, 5.00%, 2/15/09 (5)	-	-	500	500	-	-	515	515
Illinois HFA, Hinsdale Hosp., 7.00%, 11/15/19 (8)	-	-	260	260	-	-	272	272
Illinois HFA, Landing at Plymouth Place, 6.00%, 5/15/25	400	-	500	900	413	-	516	929
Metropolitan Pier & Exposition Auth., McCormick Place Expansion, 5.375%, 12/15/17 (3)	-	-	1,000	1,000	-	-	1,052	1,052
Metropolitan Pier & Exposition Auth., McCormick Place Expansion, 5.375%, 12/15/18 (3)	2,500	-	-	2,500	2,631	-	-	2,631
								15,965
Indiana 0.3%
Goshen, Greencroft Obligated Group, 5.20%, 8/15/06	-	-	750	750	-	-	752	752
Saint Joseph County, Holy Cross Village Notre Dame, 5.55%, 5/15/19	-	-	230	230	-	-	231	231
Saint Joseph County, Holy Cross Village Notre Dame, 6.00%, 5/15/26	250	-	-	250	260	-	-	260
Saint Joseph County, Madison Center, 5.25%, 2/15/07	-	-	295	295	-	-	297	297
								1,540
Kansas 0.4%
Johnson County, Union School Dist. #233, GO, 5.00%, 9/1/10 (3)	1,290	-	-	1,290	1,355	-	-	1,355
Wyandotte County Unified Gov't., 4.75%, 12/1/16	115	-	135	250	116	-	136	252
Wyandotte County Unified Gov't., 5.00%, 12/1/20	185	-	215	400	189	-	220	409
								2,016
Kentucky 0.1%
Kenton County Airport Board, Delta Airlines, 7.50%, 2/1/12 (4)	-	-	800	800	-	-	560	560
								560
Louisiana 0.6%
Hodge Utility, PCR, Stone Container, 7.45%, 3/1/24 (4)	-	-	200	200	-	-	224	224
Lafayette, Public Improvement Sales Tax, 5.00%, 3/1/18 (1)	-	-	1,250	1,250	-	-	1,304	1,304
Louisiana, GO, 5.00%, 8/1/18 (1)	750	-	950	1,700	786	-	995	1,781
								3,309
Maryland 4.8%
Anne Arundel County, GO, 5.00%, 3/1/17	2,000	-	2,110	4,110	2,121	-	2,238	4,359
Baltimore Convention Center Hotel, 5.00%, 9/1/16	355	-	400	755	354	-	399	753
Charles County, GO, 5.00%, 3/1/13	-	-	1,810	1,810	-	-	1,931	1,931
Maryland DOT, 5.00%, 5/1/08	-	-	2,000	2,000	-	-	2,052	2,052
Maryland Economic Dev. Corp., Aviation Administration, 5.50%, 6/1/13 (4)(6)	2,000	-	1,250	3,250	2,164	-	1,352	3,516
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt, 7.625%, 12/1/22	375	-	375	750	401	-	401	802
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt, 7.73%, 12/1/27	400	-	400	800	429	-	429	858
Maryland Energy Fin. Administration, Baltimore Wastewater 6.30%, 12/1/10 (4)	-	-	250	250	-	-	258	258
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/13	-	-	2,065	2,065	-	-	2,156	2,156
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/14	500	-	-	500	525	-	-	525
Maryland HHEFA, Peninsula Regional Medical Center, 5.00%, 7/1/16	1,200	-	-	1,200	1,262	-	-	1,262
Maryland HHEFA, Peninsula Regional Medical Center, 5.00%, 7/1/19	-	-	1,415	1,415	-	-	1,474	1,474
Montgomery County, GO, 5.25%, 10/1/14	1,200	-	1,500	2,700	1,291	-	1,614	2,905
Northeast Maryland Waste Disposal Auth., Solid Waste, 5.50%, 4/1/11 (4)(5)	1,135	-	250	1,385	1,210	-	266	1,476
Univ. of Maryland, Auxilary Fac. & Tuition, 5.00%, 4/1/09	850	-	565	1,415	881	-	585	1,466
								25,793
Massachusetts 1.3%
Massachusetts, 5.25%, 10/1/22 (Prerefunded 10/1/13) (2)	800	-	500	1,300	859	-	537	1,396
Massachusetts, 5.75%, 9/1/14 (Prerefunded 9/1/09) (2)	2,000	-	-	2,000	2,140	-	-	2,140
Massachusetts, GO, 5.00%, 8/1/10 (5)(8)	-	-	75	75	-	-	78	78
Massachusetts, GO, 5.00%, 8/1/10 (5)	-	-	1,425	1,425	-	-	1,493	1,493
Massachusetts Water Pollution Abatement Trust, 6.00%, 8/1/15 (Prerefunded 8/1/09) (2)	280	-	190	470	302	-	205	507
Massachusetts Water Pollution Abatement Trust, 6.00%, 8/1/15	920	-	610	1,530	990	-	657	1,647
								7,261
Michigan 1.9%
Detroit City School Dist., 5.50%, 5/1/18 (Prerefunded 5/1/12) (2)(6)	750	-	1,000	1,750	815	-	1,086	1,901
Detroit City School Dist., Building & Site Improvement, GO 5.00%, 5/1/08 (3)	500	-	500	1,000	512	-	512	1,024
Michigan Hosp. Fin. Auth., Ascension Health, 5.30%, 11/15/33 (Tender 11/15/06)	1,200	-	1,000	2,200	1,209	-	1,008	2,217
Michigan Hosp. Fin. Auth., Mercy Health Services, 5.00%, 8/15/12 (8)	-	-	1,395	1,395	-	-	1,429	1,429
Michigan Municipal Bond Auth., Clean Water, 5.00%, 10/1/22	1,000	-	1,000	2,000	1,051	-	1,051	2,102
Wayne County Charter Airport, 5.25%, 12/1/11 (1)(4)	500	-	1,000	1,500	518	-	1,035	1,553
								10,226
Minnesota 0.4%
Minneapolis-St. Paul Metropolitan Airport Commission, 5.50%, 1/1/17 (3)	1,000	-	1,000	2,000	1,060	-	1,060	2,120
								2,120
Missouri 0.4%
Good Shepherd Nursing Home Dist., 5.45%, 8/15/08	-	-	260	260	-	-	262	262
St. Louis Municipal Fin. Corp., City Justice Center, 5.375%, 2/15/14 (5)	1,115	-	750	1,865	1,196	-	805	2,001
								2,263
Nebraska 0.2%
Univ. of Nebraska Board of Regents, Student Fees, 5.00%, 7/1/28	-	-	1,000	1,000	-	-	1,020	1,020
								1,020
Nevada 2.1%
Clark County, GO, 5.50%, 6/1/16 (3)	1,200	-	800	2,000	1,289	-	859	2,148
Clark County, IDRB, PCR, Southwest Gas, 5.45%, 3/1/38 (Tender 3/1/13)	700	-	-	700	730	-	-	730
Clark County, IDRB, PCR, Southwest Gas, 5.80%, 3/1/38 (Tender 3/1/13) (4)	-	-	500	500	-	-	532	532
Clark County School Dist., GO, 5.00%, 6/15/16 (6)	1,170	-	1,400	2,570	1,229	-	1,471	2,700
Clark County School Dist., GO, 5.00%, 6/15/19 (3)	1,500	-	3,000	4,500	1,574	-	3,148	4,722
Nevada Dept. of Business & Industry, Las Ventanas , 6.75%, 11/15/23	200	-	200	400	205	-	205	410
								11,242
New Jersey 2.4%
New Jersey, TRAN, GO, 4.50%, 6/23/06	-	-	2,000	2,000	-	-	2,002	2,002
New Jersey Economic Dev. Auth., School Fac. Construction 5.25%, 3/1/15	1,000	-	1,000	2,000	1,075	-	1,075	2,150
New Jersey Economic Dev. Auth., Winchester Gardens, 8.625%, 11/1/25 (Prerefunded 11/1/06) (2)	-	-	210	210	-	-	219	219
New Jersey HFFA, Childrens Specialized Hosp., 5.00%, 7/1/12	-	-	400	400	-	-	410	410
New Jersey HFFA, Children`s Specialized Hospital, 5.00%, 7/1/14	600	-	-	600	610	-	-	610
New Jersey HFFA, Childrens Specialized Hosp., 5.00%, 7/1/18	-	-	400	400	-	-	401	401
New Jersey HFFA, Saint Clares Hosp., 5.25%, 7/1/14 (1)	-	-	1,440	1,440	-	-	1,550	1,550
New Jersey Transportation Trust Fund Auth., 5.25%, 12/15/09 (1)	-	-	1,500	1,500	-	-	1,575	1,575
New Jersey Transportation Trust Fund Auth., 5.75%, 6/15/11 (8)	2,400	-	1,000	3,400	2,623	-	1,093	3,716
Salem County Pollution Control Fin. Auth., PCR, PSEG Power 5.75%, 4/1/31 (4)	-	-	200	200	-	-	211	211
								12,844
New Mexico 0.3%
Sandoval County, IDRB, Intel Corp., 5.00%, 6/1/20	1,000	-	625	1,625	1,035	-	647	1,682
								1,682
New York 8.4%
Albany Parking Auth., 5.25%, 10/15/12	430	-	285	715	447	-	296	743
Dormitory Auth. of the State of New York, Mental Health Services, 5.00%, 2/15/19 (3)	1,500	-	1,500	3,000	1,567	-	1,567	3,134
Dormitory Auth. of the State of New York, Mount Sinai NYU Health, 5.00%, 7/1/11	300	-	400	700	303	-	404	707
Dormitory Auth. of the State of New York, Nyack Hosp., 6.00%, 7/1/06	-	-	55	55	-	-	55	55
Dormitory Auth. of the State of New York, Personal Income Tax 5.00%, 3/15/20 (6)	500	-	500	1,000	523	-	523	1,046
Dormitory Auth. of the State of New York, State Univ., 5.25%, 7/1/19 (1)	1,000	-	1,200	2,200	1,075	-	1,290	2,365
New York City, GO, 5.00%, 8/1/14	-	-	1,500	1,500	-	-	1,583	1,583
New York City, GO, 5.00%, 4/1/20	2,000	-	2,000	4,000	2,070	-	2,070	4,140
New York City, GO, 5.00%, 8/1/21	1,500	-	2,050	3,550	1,552	-	2,120	3,672
New York City, GO, 5.25%, 8/1/11	2,000	-	1,500	3,500	2,125	-	1,594	3,719
New York City Housing Dev. Corp., HUD Capital Funding Program, 5.00%, 7/1/19 (3)	500	-	1,000	1,500	521	-	1,043	1,564
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	600	-	600	1,200	629	-	629	1,258
New York City IDA, Terminal One Group, 5.00%, 1/1/12 (4)	1,475	-	1,775	3,250	1,523	-	1,833	3,356
New York City IDA, Terminal One Group, 5.50%, 1/1/24 (4)	500	-	500	1,000	525	-	525	1,050
New York City IDA, IDRB, American Airlines, 7.625%, 8/1/25 (4)	450	-	550	1,000	492	-	602	1,094
New York City Transitional Fin. Auth., 5.00%, 11/1/14	2,000	-	2,000	4,000	2,131	-	2,131	4,262
New York State Environmental Fac. Corp., New York City Municipal Water Fin. Auth., 6.875%, 6/15/10	-	-	50	50	-	-	50	50
New York State Housing Fin. Agency, 5.85%, 9/15/09	-	-	300	300	-	-	308	308
New York State Mortgage Agency, Single Family, 5.80%, 10/1/06 (4)	-	-	500	500	-	-	503	503
Port Auth. of New York & New Jersey, 5.875%, 9/15/15 (3)(4)	-	-	1,000	1,000	-	-	1,018	1,018
Tobacco Settlement Fin. Corp., 5.00%, 6/1/07	1,000	-	1,000	2,000	1,012	-	1,012	2,024
Tobacco Settlement Fin. Corp., 5.50%, 6/1/16	1,500	-	1,500	3,000	1,593	-	1,593	3,186
Tobacco Settlement Fin. Corp., 5.50%, 6/1/19 (3)	1,750	-	1,330	3,080	1,894	-	1,439	3,333
TSASC, Tobacco Settlement, 5.75%, 7/15/32 (Prerefunded 7/15/12) (2)	500	-	500	1,000	550	-	550	1,100
								45,270
North Carolina 0.7%
North Carolina Eastern Municipal Power Agency, 5.50%, 1/1/12	1,200	-	-	1,200	1,283	-	-	1,283
North Carolina Eastern Municipal Power Agency, 6.70%, 1/1/19	-	-	700	700	-	-	761	761
North Carolina Municipal Power Agency #1, Catawba Electric, 5.50%, 1/1/13	1,000	-	750	1,750	1,066	-	800	1,866
								3,910
Ohio 1.1%
Cuyahoga County Hosp., Cleveland Clinic Obligation Group, 6.00%, 1/1/32	1,250	-	1,250	2,500	1,373	-	1,373	2,746
Dayton, IDRB, Emery Air Freight, 6.05%, 10/1/09	-	-	625	625	-	-	666	666
Ohio Air Quality Dev. Auth., Ohio Edison, 3.35%, 6/1/33 (Tender 6/1/06)	1,250	-	1,250	2,500	1,249	-	1,249	2,498
								5,910
Oklahoma 0.7%
Oklahoma Dev. Fin. Auth., Inverness Village, 8.00%, 2/1/32	500	-	605	1,105	510	-	617	1,127
Oklahoma Transportation Auth., 5.25%, 1/1/16 (5)	1,285	-	1,000	2,285	1,370	-	1,066	2,436
								3,563
Oregon 0.5%
Oregon DOT, 5.50%, 11/15/14 (Prerefunded 11/15/12) (2)	1,330	-	1,000	2,330	1,452	-	1,092	2,544
								2,544
Pennsylvania 1.9%
Allegheny County Sanitary Auth., 5.75%, 12/1/16 (Prerefunded 12/1/10) (1)(2)	-	-	1,410	1,410	-	-	1,531	1,531
Cumberland County Municipal Auth., Wesley Affiliated Services, 7.125%, 1/1/25	-	-	400	400	-	-	436	436
Pennsylvania, GO, 5.00%, 7/1/13 (3)	1,000	-	1,000	2,000	1,064	-	1,064	2,128
Pennsylvania, GO, 5.75%, 1/15/09	-	-	1,000	1,000	-	-	1,052	1,052
Pennsylvania Intergov't. Cooperative Auth., 5.25%, 6/15/13 (3)	750	-	750	1,500	781	-	781	1,562
Philadelphia Auth. for Ind. Dev., Paul's Run Retirement Community, 5.85%, 5/15/13	-	-	500	500	-	-	511	511
Philadelphia Auth. for Ind. Dev., Philadelphia Airport, 5.25%, 7/1/08 (3)(4)	610	-	600	1,210	628	-	618	1,246
Souderton Area School Dist., GO, 5.00%, 11/15/18 (3)	-	-	1,700	1,700	-	-	1,788	1,788
								10,254
Puerto Rico 3.6%
Gov't. Dev. Bank of Puerto Rico, TECP, GO, 4.85%, 10/24/06	-	-	550	550	-	-	550	550
Puerto Rico, GO, 5.50%, 7/1/18 (6)	-	2,000	-	2,000	-	2,216	-	2,216
Puerto Rico Electric Power Auth., 5.25%, 7/1/12 (6)	-	-	1,000	1,000	-	-	1,077	1,077
Puerto Rico Electric Power Auth., 5.25%, 7/1/14 (1)	-	2,000	-	2,000	-	2,089	-	2,089
Puerto Rico Infrastructure Fin Auth., Excise Taxes, 5.50%, 7/1/16 (5)	1,750	1,500	1,750	5,000	1,935	1,659	1,935	5,529
Puerto Rico Infrastructure Fin. Auth., Excise Taxes, 5.50%, 7/1/17 (5)	-	1,000	-	1,000	-	1,107	-	1,107
Puerto Rico Ind., Tourist, Ed., Medical & Environmental Fac., Ascension Health, 6.375%, 11/15/15	-	750	-	750	-	827	-	827
Puerto Rico Municipal Fin. Agency, 5.875%, 8/1/14 (Prerefunded 8/1/09) (6)(2)	-	1,500	-	1,500	-	1613	-	1,613
Puerto Rico Public Fin. Corp., 5.50%, 8/1/29 (Prerefunded 2/1/12) (2)	2,000	-	2,000	4,000	2,168	-	2,168	4,336
								19,344
Rhode Island 0.1%
Central Falls Detention Fac. Corp., 7.25%, 7/15/35	200	-	200	400	218	-	218	436
								436
South Carolina 1.9%
Charleston Water & Sewer, 5.125%, 1/1/13	500	-	500	1,000	535	-	535	1,070
South Carolina, School Fac., GO, 5.75%, 1/1/08	995	-	1,000	1,995	1,029	-	1,034	2,063
South Carolina Public Service Auth., 5.50%, 1/1/12 (6)	2,500	-	1,000	3,500	2,707	-	1,083	3,790
South Carolina Transportation Infrastructure Bank, 5.50%, 10/1/12 (Prerefunded 10/1/09) (2)(5)	1,040	-	1,000	2,040	1,107	-	1,064	2,171
South Carolina Transportation Infrastructure Bank, 5.50%, 10/1/15 (5)	-	-	1,240	1,240	-	-	1,336	1,336
								10,430
Tennessee 1.2%
Memphis-Shelby County Airport Auth., 6.25%, 2/15/11 (1)(4)	700	-	200	900	767	-	219	986
Metropolitan Nashville & Davidson County HEFA, Vanderbilt Univ., 5.00%, 10/1/44 (Tender 4/1/10) (1)	-	-	2,000	2,000	-	-	2,078	2,078
Shelby County, Public Improvement, GO, 5.00%, 3/1/11 (6)	-	-	2,275	2,275	-	-	2,399	2,399
Tennessee Housing Dev. Agency, Single Family, 4.95%, 7/1/10 (4)	-	-	420	420	-	-	431	431
Tennessee Housing Dev. Agency, Single Family, 5.05%, 7/1/11 (4)	-	-	355	355	-	-	364	364
								6,258
Texas 9.8%
Abilene Health Fac. Dev. Corp., Sears Methodist Retirement System Obligation Group, 5.40%, 11/15/09	-	-	845	845	-	-	869	869
Austin, Water & Waste, 5.00%, 5/15/21 (1)	1,750	-	2,000	3,750	1,819	-	2,078	3,897
Dallas/Fort Worth Airport, 6.10%, 11/1/20 (3)(4)	-	-	1,500	1,500	-	-	1,593	1,593
Harris County, GO, 5.00%, 10/1/23	-	-	400	400	-	-	412	412
Harris County Health Fac. Dev. Corp., Texas Childrens Hosp., 5.375%, 10/1/12	1,345	-	800	2,145	1,407	-	837	2,244
Harris County Health Fac. Dev. Corp., Texas Childrens Hosp., VRDN (Currently 3.82%) (1)	-	-	2,500	2,500	-	-	2,500	2,500
Houston, GO, 5.375%, 3/1/12 (Prerefunded 3/1/11) (2)(6)	1,800	-	1,200	3,000	1,921	-	1,281	3,202
Houston Airport IDRB, Continental Airlines, 6.75%, 7/1/29 (4)	-	-	135	135	-	-	137	137
Houston Independent School Dist., GO, 5.00%, 7/15/20 (6)	1,500	-	1,800	3,300	1,565	-	1,878	3,443
Houston Water & Sewer, 5.00%, 11/15/16 (6)	1,500	-	1,500	3,000	1,587	-	1,587	3,174
Houston Water & Sewer, 5.25%, 5/15/22 (6)	-	-	1,850	1,850	-	-	1,954	1,954
Lower Colorado River Auth., 5.75%, 5/15/11 (6)	2,000	-	1,370	3,370	2,125	-	1,456	3,581
Lower Colorado River Auth., 5.875%, 5/15/14 (6)	1,750	-	-	1,750	1,866	-	-	1,866
North East Independent School Dist., 6.00%, 2/1/16 (Prerefunded 2/1/10) (2)	1,200	-	1,100	2,300	1,294	-	1,186	2,480
Sabine River Auth., PCR, TXU Energy, 5.50%, 5/1/22 (Tender 11/1/11)	-	-	170	170	-	-	180	180
Sabine River Auth., PCR, TXU Energy, 6.15%, 8/1/22	400	-	250	650	435	-	272	707
San Antonio, 5.00%, 8/1/10 (8)	25	-	-	25	26	-	-	26
San Antonio, 5.50%, 2/1/19 (Prerefunded 2/1/12) (2)	10	-	5	15	11	-	5	16
San Antonio, GO, 5.00%, 8/1/10	1,475	-	-	1,475	1,544	-	-	1,544
San Antonio, GO, 5.50%, 2/1/19	990	-	495	1,485	1,060	-	530	1,590
San Antonio Electric & Gas, 5.00%, 2/1/07	500	-	1,000	1,500	505	-	1,010	1,515
Tarrant County Health Fac. Dev. Corp., Baylor Health Care, 5.375%, 11/15/21	-	-	1,000	1,000	-	-	1,053	1,053
Tarrant County Health Fac. Dev. Corp., Texas Health Resources, 5.75%, 2/15/10 (1)	2,500	-	500	3,000	2,624	-	525	3,149
Texas, TRAN, GO, 4.50%, 8/31/06	-	-	4,000	4,000	-	-	4,010	4,010
Texas Dept. of Housing & Community Affairs, Single-Family, 5.75%, 3/1/10 (1)	590	-	-	590	604	-	-	604
Texas Turnpike Auth., 5.00%, 6/1/08	-	-	1,000	1,000	-	-	1,025	1,025
Univ. of Texas, Board of Regents, 5.00%, 8/15/33	1,500	-	1,500	3,000	1,532	-	1,532	3,064
Univ. of Texas, Board of Regents, 5.25%, 8/15/17	-	-	2,950	2,950	-	-	3,151	3,151
								52,986
Utah 0.0%
Utah Housing Fin. Agency, Single-Family, 6.00%, 7/1/10 (4)	100	-	-	100	100	-	-	100
								100
Virgin Islands 0.3%
Virgin Islands PFA, 5.25%, 10/1/20	500	-	500	1,000	526	-	526	1,052
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (4)	-	-	200	200	-	-	217	217
Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 (4)	-	-	150	150	-	-	165	165
								1,434
Virginia 6.3%
Arlington County, Public Improvement, GO, 5.00%, 5/15/17	700	-	800	1,500	744	-	851	1,595
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/13 (Prerefunded 7/1/11) (2)	1,000	-	1,000	2,000	1,085	-	1,085	2,170
Charles City County IDA, IDRB, Waste Management, 6.25%, 4/1/27 (Tender 4/1/12) (4)	250	-	250	500	273	-	272	545
Chesterfield County IDA, Virginia Electric & Power, 5.875%, 6/1/17	500	-	500	1,000	537	-	537	1,074
Fairfax County, Public Improvement, GO, 5.25%, 4/1/13	1,300	-	1,500	2,800	1,408	-	1,624	3,032
Fairfax County, Sewer, 5.00%, 7/15/27	1,045	-	1,350	2,395	1,083	-	1,400	2,483
Greater Richmond Convention Center, 5.00%, 6/15/16 (1)	-	-	2,000	2,000	-	-	2,108	2,108
Leesburg, Public Improvement, GO, 5.50%, 1/15/11 (3)	1,145	-	-	1,145	1,233	-	-	1,233
Loudoun County IDA, Falcons Landing, 6.00%, 8/1/24	-	-	250	250	-	-	263	263
Loudoun County IDA, Loudoun Hosp. Center, 6.10%, 6/1/32 (Prerefunded 6/1/12) (2)	500	-	500	1,000	559	-	559	1,118
Pocahontas Parkway Assoc., 5.50%, 8/15/28	300	-	400	700	306	-	407	713
Portsmouth, Public Improvement, 5.50%, 6/1/14 (Prerefunded 6/1/08) (2)(3)	865	-	580	1,445	897	-	601	1,498
Portsmouth, Public Improvement, GO, 5.50%, 6/1/14 (3)	335	-	220	555	346	-	227	573
Virginia Beach, Public Improvement, GO, 5.00%, 1/15/10	-	-	2,200	2,200	-	-	2,297	2,297
Virginia Biotechnology Research Park Auth., 5.25%, 9/1/12	1,705	-	1,000	2,705	1,817	-	1,066	2,883
Virginia College Building Auth., Public Higher Ed. Fin. Program, 5.00%, 9/1/16	1,750	-	1,600	3,350	1,847	-	1,689	3,536
Virginia College Building Auth., Public Higher Ed. Fin. Program, 5.50%, 9/1/14 (Prerefunded 9/1/10) (2)	2,070	-	1,000	3,070	2,216	-	1,070	3,286
Virginia Port Auth., 5.50%, 7/1/13 (4)(6)	-	-	2,590	2,590	-	-	2,797	2,797
Virginia Port Auth., 5.50%, 7/1/07 (4)	1,060	-	-	1,060	1,082	-	-	1,082
								34,286
Washington 0.7%
King County, GO, 5.25%, 12/1/07	-	-	1,500	1,500	-	-	1,536	1,536
Port of Seattle, 5.25%, 7/1/07 (1)(4)	-	-	1,000	1,000	-	-	1,016	1,016
Washington Health Care Fac. Auth., Virginia Mason Medical Center, 6.00%, 8/15/08 (1)	500	-	500	1,000	524	-	524	1,048
								3,600
Wisconsin 0.2%
Wisconsin HEFA, Froedert & Community Health, 5.625%, 10/1/11	600	-	400	1,000	637	-	425	1,062
								1,062

Total Municipal Securities (Cost $533,472)								537,958

Total Investments in Securities
99.4% of Net Assets (Cost $107,236, $183,231, $243,005 and $533,472 respectively)								$185,490	$108,925	$243,543	$537,958

* Denominated in U.S. dollars unless otherwise noted
(1) Insured by MBIA Insurance Corp.
(2) Prerefunded date is used in determining portfolio maturity.
(3) Insured by Financial Guaranty Insurance Company
(4) Interest subject to alternative minimum tax
(5) Insured by AMBAC Assurance Corp.
(6) Insured by Financial Security Assurance Inc.
(7) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts of $725 and represents 0.02% of net assets.
(8) Escrowed to maturity
COP - Certificate of Participation
DOT - Department of Transportation
EFA - Educational Facility Authority
GO - General Obligation
HEFA - Health & Educational Facility Authority
HFA - Health Facility Authority
HFC - Housing Finance Corp.
HFFA - Health Facility Financing Authority
HHEFA - Health & Higher Educational Facility Authority
IDA - Industrial Development Authority/Agency
IDRB - Industrial Development Revenue Bond
PCR - Pollution Control Revenue
PFA - Public Finance Authority
TECP - Tax-Exempt Commercial Paper
TRAN - Tax Revenue Anticipation Note

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE FLORIDA INTERMEDIATE TAX-FREE FUND
T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND
T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2006
UNAUDITED

Dollar amounts in thousands (except shares and per-share amounts)

	TRP Florida Intermediate Tax-Free Fund	TRP Tax-Free Intermediate Bond Fund	Summit Municipal Intermediate Fund	Pro Forma Adjustments (A)	Summit Municipal Intermediate Fund Pro Forma Combined
Assets
Investments in securities, at cost	$ 107,236	$ 183,231	$ 243,005		$ 533,472
Net unrealized gain (loss) on securities	1,689	2,259	538		4,486
Investments in securities, at value	108,925	185,490	243,543		537,958
Other assets	1,573	4,419	5,452		11,444
Total assets	110,498	189,909	248,995		549,402

Liabilities
Other liabilities	431	2,313	5,506		8,250
Total liabilities	431	2,313	5,506		8,250

NET ASSETS	$ 110,067	$ 187,596	$ 243,489		$ 541,152

Net Assets Consist of:
Accumulated net investment income - net of distributions	$ --	$ 62	$ 12		$ 74
Accumulated net realized gain/loss - net of distributions	(500)	(738)	(1,091)		(2,329)
Net unrealized gain (loss)	1,689	2,259	538		4,486
Paid-in-capital applicable to $0.0001 par value per share capital stock outstanding; 4,000,000,000 shares of the Corporation authorized			244,030		244,030
Paid-in-capital applicable to $0.01 par value per share capital stock outstanding; 1,000,000,000 shares authorized		186,013			186,013
Paid-in-capital applicable to no par value per share of beneficial interest; unlimited shares authorized	108,878				108,878

NET ASSETS	$ 110,067	$ 187,596	$ 243,489		$ 541,152

FUND SHARES OUTSTANDING	10,356,146	17,083,687	22,636,757	216,398	50,292,988

NET ASSET VALUE PER SHARE	$ 10.63	$ 10.98	$ 10.76		$ 10.76

The accompanying notes are an integral part of these pro forma combined financial statements.

T. ROWE PRICE FLORIDA INTERMEDIATE TAX-FREE FUND
T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND
T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND
PRO FORMA COMBINED STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 2006
UNAUDITED

Amounts in thousands

	TRP Florida Intermediate Tax-Free Fund	TRP Tax-Free Intermediate Bond Fund	Summit Municipal Intermediate Fund	Pro Forma Adjustments		Summit Municipal Intermediate Fund Pro Forma Combined

Investment Income
Income
Interest	$ 4,812	$ 7,922	$ 9,008			$ 21,742
Total income	4,812	7,922	9,008			21,742

Expenses
Investment management and administrative	--	--	1,101	$ 1,488	Note 2B	2,589
Investment management	400	674	--	(1,074)	Note 2C	--
Shareholder servicing	53	157	--	(210)	Note 2C	--
Custody and accounting	95	115	--	(210)	Note 2C	--
Prospectus and shareholder reports	22	29	--	(51)	Note 2C	--
Legal and audit	15	16	--	(31)	Note 2C	--
Registration	7	40	--	(47)	Note 2C	--
Trustees or Directors	6	6	--	(12)	Note 2C	--
Proxy and annual meeting	2	5	--	(7)	Note 2C	--
Miscellaneous	7	10	--	(17)	Note 2C	--
Total expenses	607	1,052	1,101	(171)		2,589
Expenses paid indirectly	(3)	(2)	--	5	Note 2C	--
Net expenses	604	1,050	1,101	(166)		2,589
Net investment income	4,208	6,872	7,907	166		19,153

Realized and Unrealized Gain (Loss)
Net realized loss
Securities	(16)	(57)	(202)			(275)
Futures	--	(69)	(65)			(134)
Net realized loss	(16)	(126)	(267)			(409)
Change in net unrealized gain (loss)
Securities	(3,145)	(4,252)	(4,456)			(11,853)
Futures	--	--	11			11
Change in net unrealized loss	(3,145)	(4,252)	(4,445)			(11,842)
Net realized and unrealized loss	(3,161)	(4,378)	(4,712)			(12,251)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 1,047	$ 2,494	$ 3,195	$ 166		$ 6,902

The accompanying notes are an integral part of these pro forma combined financial statements.

T. ROWE PRICE FLORIDA INTERMEDIATE TAX-FREE FUND
T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND
T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND
NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
April 30, 2006
UNAUDITED

Note 1 — Proposed Transaction

T. Rowe Price Summit Municipal Intermediate Fund ("Summit" or the "Acquiring Fund"), a series of T. Rowe Price Summit Municipal Funds, Inc., has proposed to acquire substantially all of the assets of the T. Rowe Price Florida Intermediate Tax-Free Fund ("Florida Intermediate Fund"), a series of T. Rowe Price State Tax-Free Income Trust, and the T. Rowe Price Tax-Free Intermediate Bond Fund, Inc. ("Intermediate Bond Fund"), (collectively, the "Target Funds") in a tax-free reorganization (the "Proposed Mergers"). Each Proposed Merger is subject to approval of the Agreement and Plan of Reorganization ("Agreement") by the shareholders of that Target Fund; however, the Proposed Merger of a Target Fund is not contingent upon approval by the other Target Fund.

Under the terms of the Agreement, the Acquiring Fund would acquire substantially all of the assets of the Target Funds in exchange for shares of the Acquiring Fund at net asset value on the Valuation Date (as defined in the Agreement). Shareholders of each Target Fund would receive shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of their respective Target Fund shares on the Valuation Date. The result of the Proposed Merger would be complete liquidation of both Target Funds.

Note 2 — Basis of Presentation

The pro forma financial statements are intended to provide the shareholders of Florida Intermediate Fund, Intermediate Bond Fund, and Summit with information about the impact of the Proposed Mergers by showing how the Proposed Mergers might have affected historical financial statements if the transactions had been consummated at an earlier date. The accompanying pro forma combined Portfolios of Investments and Statements of Assets and Liabilities have been presented as if the Proposed Mergers had taken place on April 30, 2006, and the pro forma combined Statements of Operations have been presented for the twelve-month period ended April 30, 2006 as if the Proposed Mergers had taken place on May 1, 2005. The pro forma information is based upon historical financial statement data giving effect to the pro forma adjustments described below. The accounting and valuation policies of the Target Funds and the Acquiring Fund are identical. The pro forma financial statements should be read in conjunction with the separate financial statements of Florida Intermediate Fund and Intermediate Bond Fund, as of and for the year dated February 28, 2006, and of Summit, as of and for the six-months ended April 30, 2006; all such financial statements are incorporated by reference into this Statement of Additional Information.

The pro forma combined Statements of Operations reflect the following adjustments:

A change in the number of fund shares outstanding as a result of the difference in per-share net asset value between each Target Fund and the Acquiring Fund. Note that the par value and number of shares authorized and outstanding also changed to conform to that of the Acquiring Fund.

A net increase in management and administrative expense reflecting: 1) the increase from the Florida Intermediate and Intermediate Bond Funds` effective management fee rate of 0.36% (0.05% individual fund fee and 0.31% group fee) to Summit`s all-inclusive management and administrative fee rate of 0.50%, and 2) a decrease in each Target Funds` ratio of total expenses to average net assets (0.57% for Intermediate Bond Fund and 0.55% for Florida Intermediate Fund) relative to Summit`s 0.50% all-inclusive fee rate.

A decrease in expense reflecting the elimination of individual operating expenses of the Target Funds upon adoption of Summit`s all-inclusive management and administrative fee structure.

Note 3 — Valuation

The Acquiring Fund (and each Target Fund) values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund`s Board of Directors.

Note 4 — Tax Considerations

The Proposed Mergers are intended to qualify as a tax-free reorganization for federal income tax purposes; accordingly, no gain or loss is expected to be recognized by the funds or their shareholders. Further, the historical cost of the investment securities transferred to the Acquiring Fund would carry forward from the Target Funds.

No restrictions on the timing or amount of capital loss carryforwards are expected to result from the Proposed Mergers. At October 31, 2005, Summit`s most recent tax year-end, the Acquiring Fund had $577,000 of capital loss carryforwards. As of February 28, 2006, the Target Funds` most recent tax year-end, Florida Intermediate Fund had $180,000 of capital loss carryforwards and Intermediate Bond Fund had $158,000 of capital loss carryforwards. Capital loss carryforwards would be determined for each Target Fund as of the date of the Proposed Merger, and the amount is subject to change based on the Target Funds` transactions in investment securities and fluctuation in market values.

PART C

OTHER INFORMATION

Item 15. Indemnification

The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. ("Manager"), and its subsidiaries and affiliates as listed in Item 26 of this Registration Statement (with the exception of the T. Rowe Price Associates Foundation, Inc.), and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d1(d)(7) under the Investment Company Act of 1940.

General. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; provided, however, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Article X, Section 10.01 of the Registrant`s By-Laws provides as follows:

Section 10.01. Indemnification and Payment of Expenses in Advance: The Corporation shall indemnify any individual ("Indemnitee") who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a "Proceeding") against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys` fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation`s Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("Disabling Conduct").

Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

(a)there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

(b)in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

(i)the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

(ii)an independent legal counsel in a written opinion.

Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

(a)the Indemnitee provides a security for his undertaking; or

(b)the Corporation shall be insured against losses arising by reason of any lawful advances; or

(c)there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

(i)a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

(ii)an independent legal counsel in a written opinion.

Section 10.02. Insurance of Officers, Directors, Employees, and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

(1)(a)Articles of Incorporation of Registrant, dated September 14, 1993 (electronically filed with Initial Registration Statement dated September 17, 1993)

(1)(b)Articles of Amendment, dated October 21, 1993 (electronically filed with Amendment No. 1 dated October 25, 1993)

(2)By-Laws of Registrant, as amended July 21, 1999, February 5, 2003, April 21, 2004, and February 8, 2005 (electronically filed with Amendment No. 15 dated February 24, 2006)

(3)Inapplicable

(4)Form of Agreement and Plan of Reorganization as Exhibit A to Proxy Statement and Prospectus

(5)See Article SIXTH, Capital Stock, Paragraphs (b)-(g) of the Articles of Incorporation, Article II, Shareholders, Sections 2.01-2.11 and Article VIII, Capital Stock, Sections 8.01-8.07 of the Bylaws filed as Exhibits to this Registration Statement

(6)(a)Investment Management Agreement between Registrant, on behalf of T. Rowe Price Summit Municipal Intermediate Fund, and T. Rowe Price Associates, Inc., dated September 16, 1993 (electronically filed with Amendment No. 1 dated October 25, 1993)

(7)Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated September 16, 1993 (electronically filed with Amendment No. 1 dated October 25, 1993)

(8)Inapplicable

(9)Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000, October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April 24, 2002, July 24, 2002, September 4, 2002, July 23, 2003, October 22, 2003, February 4, 2004, September 20, 2004, March 2, 2005, and April 19, 2006

(10)Inapplicable

(11)Opinion of Counsel as to the legality of securities - Henry H. Hopkins, Esq.

(12)(a)Opinion and Consent of Willkie Farr & Gallagher LLP for Registrant and Florida Intermediate Tax-Free Fund on certain tax matters (to be filed by amendment)

(12)(b)Opinion and Consent of Willkie Farr & Gallagher LLP for Registrant and T. Rowe Price Tax-Free Intermediate Bond Fund on certain tax matters (to be filed by amendment)

(13)(a)Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2006, as amended February 7, 2006 and April 19, 2006

(13)(b)Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2006, as amended February 7, 2006 and April 19, 2006

(14)Consent of Independent Registered Public Accounting Firm - PricewaterhouseCooopers LLP

(15)Inapplicable

(16)Powers of Attorney

(17)Forms of Proxy Ballot

Item 17. Undertakings

(1)The undersigned registrants agree that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter with the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)The undersigned registrants agree that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statements and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)The undersigned registrants agree that Opinions and Consent of counsel - Willkie Farr & Gallagher LLP, regarding certain tax matters, will be filed as part of an amendment to the registration statement.

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Baltimore, and State of Maryland, on the 25th day of July, 2006.

T. Rowe Price Summit Municipal Funds, Inc.

/s/Edward C. Bernard
By:Edward C. Bernard
Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:
Signature	Title	Date
/s/Edward C. Bernard Edward C. Bernard	Chairman of the Board (Chief Executive Officer)	July 25, 2006
/s/Joseph A. Carrier Joseph A. Carrier	Treasurer (Chief Financial Officer)	July 25, 2006
* Jeremiah E. Casey	Director	July 25, 2006
* Anthony W. Deering	Director	July 25, 2006
* Donald W. Dick, Jr.	Director	July 25, 2006
* David K. Fagin	Director	July 25, 2006
* Karen N. Horn	Director	July 25, 2006
/s/Mary J. Miller Mary J. Miller	Director and President	July 25, 2006
* Theo C. Rodgers	Director	July 25, 2006
*/s/Henry H. Hopkins Henry H. Hopkins	Vice President and AttorneyInFact	July 25, 2006